UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06652
Investment Company Act File Number
Artio Global Investment Funds
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—94.4%
		United States—41.2%
12,690		Aecom Technology (1)	$342,249
7,220		Aeropostale Inc (1)	237,466
4,210		Aflac Inc	203,890
9,790		Alpha Natural Resources (1)	397,572
3,860		Amazon.com Inc (1)	484,083
4,760		Amedisys Inc (1)	261,562
8,200		Amgen Inc (1)	479,536
6,680		Anadarko Petroleum	426,050
3,670		Apache Corp	362,486
6,350		Apple Inc (1)	1,219,962
16,650		Archer-Daniels-Midland Co	499,001
8,720		Ashland Inc	352,375
69,620		Bank of America	1,056,832
5,860		Baxter International	337,477
9,190		BB&T Corp	256,125
4,670		Becton Dickinson	351,978
6,100		Bed Bath & Beyond (1)	236,070
16,310		CareFusion Corp (1)	419,983
4,668		Celgene Corp (1)	265,049
3,210		Cephalon Inc (1)	204,926
11,240		Chevron Corp	810,629
28,970		Cisco Systems (1)	650,956
93,540		Citigroup Inc (1)	310,553
12,000		Coinstar Inc (1)	309,960
5,820		ConocoPhillips	279,360
30,530		Corning Inc	551,983
14,300		Covanta Holding (1)	250,250
7,740		Crane Co	236,225
3,890		Cummins Inc	175,672
12,270		CVS Caremark	397,180
19,730		Dell Inc (1)	254,517
13,140		Dr. Pepper Snapple	363,452
10,960		Eli Lilly	385,792
20,870		Emulex Corp (1)	234,579
1,720		First Solar (1)	194,876
6,890		Foster Wheeler (1)	192,782
3,290		Freeport-McMoRan Copper & Gold	219,410
13,780		General Cable (1)	400,998
3,720		Goldman Sachs	553,239
1,814		Google Inc—Class A (1)	960,368
11,670		Hartford Financial Services	279,963

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		United States—Continued

6,880		Herbalife Ltd	$267,288
10,870		Hershey Co	395,994
5,420		Hess Corp	313,222
36,040		Integrated Device Technology (1)	204,347
49,670		Interpublic Group of Companies (1)	320,868
7,510		Intrepid Potash (1)	183,920
4,510		Itron Inc (1)	277,545
15,610		Johnson & Johnson	981,245
4,590		Joy Global	209,947
13,780		JPMorgan Chase	536,593
38,510		KeyCorp	276,502
2,840		Life Technologies (1)	141,176
7,050		Lincoln National	173,289
1,030		MasterCard Inc-Class A	257,397
15,360		McDermott International (1)	362,803
22,590		Microsoft Corp	636,586
5,580		Monsanto Co	423,410
9,360		Morgan Stanley	250,661
6,810		Mosaic Co	364,403
4,940		Myriad Genetics (1)	116,090
5,200		National-Oilwell Varco	212,680
35,220		NCR Corp (1)	421,583
8,560		NetApp Inc (1)	249,353
8,410		Nordstrom Inc	290,481
8,600		Norfolk Southern	404,716
3,990		Occidental Petroleum	312,577
7,300		Pride International (1)	216,080
7,788		Procter & Gamble	479,351
15,040		QUALCOMM Inc	589,418
22,090		Quanta Services (1)	402,480
4,440		Schlumberger Ltd	281,762
20,700		Seagate Technology	346,311
12,570		St Joe (1)	326,820
9,530		State Street	408,646
5,910		Sybase Inc (1)	240,360
11,520		Textron Inc	224,986
4,554		Union Pacific	275,517
12,210		UnitedHealth Group	402,930
10,510		Urban Outfitters (1)	331,801
8,210		Verisk Analytics-Class A (1)	230,865
10,530		Wal-Mart Stores	562,618

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		United States—Continued

5,140		Walter Energy	$333,689
16,780		Wells Fargo	477,055
3,740		Whirlpool Corp	281,173
4,870		Zimmer Holdings (1)	274,278

			31,678,232

		Japan—6.3%
12,500		Asahi Breweries (2)	243,671
3,647		Canon Inc (2)	142,120
5,250		Fanuc Ltd (2)	498,705
17,000		JGC Corp (2)	314,636
19,800		Kirin Holdings (2)	301,071
25,680		Komatsu Ltd (2)	511,718
2,940		Kyocera Corp (2)	271,253
94,600		Mitsubishi UFJ Financial (2)	484,642
12,200		Mitsui & Co (2)	177,539
4,830		Nidec Corp (2)	471,435
25,000		Nippon Electric Glass (2)	351,512
3,520		Shin-Etsu Chemical (2)	182,546
64,000		Sumitomo Heavy Industries (1)(2)	325,349
13,900		Suzuki Motor (2)	313,036
2,300		Unicharm Corp (2)	217,247

			4,806,480

		France—6.0%
4,160		Alstom SA (2)	277,843
6,690		AXA SA (2)	138,739
3,376		BNP Paribas (2)	241,022
9,680		Cie Generale de Geophysique-Veritas (1)(2)	239,002
12,880		Credit Agricole (2)	201,517
6,030		Danone SA (2)	346,303
4,620		GDF Suez (2)	175,611
1,770		Lafarge SA (2)	131,189
2,900		L’Oreal SA (2)	304,897
1,390		LVMH (2)	152,407
10,440		Sanofi-Aventis SA (2)	772,130
3,450		Schneider Electric (2)	355,462
2,332		Societe Generale (2)	135,823
5,770		Technip SA (2)	391,188
7,222		Total SA (2)	420,522
940		Vallourec SA (2)	162,556

3

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		France—Continued

2,520		Vinci SA (2)	$134,591

			4,580,802

		Switzerland—4.8%
8,719		ABB Ltd (1)(2)	158,681
4,520		Holcim Ltd (1)(2)	313,161
13,240		Nestle SA (2)	630,434
7,464		Novartis AG (2)	402,276
3,040		Roche Holding (2)	513,753
1,280		Swatch Group (2)	335,762
4,880		Swiss Reinsurance (2)	214,102
3,340		Transocean Ltd (1)	283,032
39,210		Xstrata PLC (1)(2)	642,766
910		Zurich Financial Services (2)	194,035

			3,688,002

		Australia—3.8%
34,900		BHP Billiton (2)	1,215,328
313,340		Dexus Property REIT (2)	230,003
372,820		Goodman Group REIT (2)	192,648
17,851		Rio Tinto (2)	1,070,767
9,730		Wesfarmers Ltd (2)	236,248

			2,944,994

		Canada—3.6%
5,480		Barrick Gold	190,913
57,510		Bombardier Inc—Class B	272,032
7,650		Canadian Pacific Railway	362,433
10,690		EnCana Corp	328,074
2,710		First Quantum Minerals	197,241
3,480		Potash Corp of Saskatchewan	345,942
15,073		Suncor Energy	477,583
13,460		Talisman Energy	223,470
11,970		Teck Resources -Class B (1)	393,308

			2,790,996

		Germany—3.3%
1,620		Allianz SE (2)	179,780
3,550		BASF SE (2)	201,789
3,084		E.ON AG (2)	113,516
3,890		Fraport AG (2)	198,468
3,810		Fresenius SE (2)	235,191

4

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Germany—Continued

14,570		GEA Group (2)	$299,198
3,800		MAN SE (2)	255,572
2,420		Salzgitter AG (2)	215,302
9,470		Siemens AG (2)	850,691

			2,549,507

		South Korea—2.9%
1,720		Hyundai Heavy Industries (2)	276,384
10,750		Hyundai Motor (2)	1,043,710
3,490		POSCO Sponsored ADR	394,196
720		Samsung Electronics (2)	485,188

			2,199,478

		Russia—2.5%
11,840		Gazprom OAO Sponsored ADR (2)	288,808
5,010		LUKOIL OAO Sponsored ADR (2)	272,635
29,060		MMC Norilsk Nickel Sponsored ADR (1)	451,883
67,300		Novolipetsk Steel (1)	209,586
2,028		Novolipetsk Steel Sponsored GDR (1)(2)	61,374
37,330		Rosneft Oil Sponsored GDR (2)	288,472
117,570		Sberbank of Russian Federation (2)	338,211
30,000		United Co Rusal (1)	36,699

			1,947,668

		United Kingdom—2.2%
66,820		Barclays PLC (2)	286,861
12,780		BG Group (2)	234,612
15,100		GlaxoSmithKline PLC (2)	294,681
51,500		HSBC Holdings (2)	553,309
432,226		Lloyds Banking (1)(2)	351,088

			1,720,551

		China—2.2%
630		Baidu Inc Sponsored ADR (1)	259,377
268,000		Beijing Capital International Airport-Class H (1)(2)	151,067
377,900		China Dongxiang (2)	243,975
172,500		China Railway Construction—Class H (2)	215,920
3,560		Mindray Medical International Sponsored ADR	124,137
92,800		Sinopharm Group—Class H (1)(2)	347,297
30,000		Tsingtao Brewery—Class H (2)	148,716

5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		China—Continued

108,000		Yanzhou Coal Mining—Class H (2)	$210,254

			1,700,743

		Brazil—2.0%
27,640		All America Latina Logistica (Unit)	223,022
19,890		Banco Santander Brasil (Unit)	239,352
33,760		BM & F BOVESPA	229,649
6,800		Petroleo Brasileiro Sponsored ADR	275,876
7,450		Usinas Siderurgicas de Minas Gerais	197,616
14,870		Vale SA Sponsored ADR	383,497

			1,549,012

		South Africa—1.5%
8,860		AngloGold Ashanti (2)	321,765
32,840		Aspen Pharmacare (1)(2)	291,629
10,060		Naspers Ltd (2)	358,266
9,260		Tiger Brands (2)	215,943

			1,187,603

		Hong Kong—1.3%
61,097		China Merchants Holdings International (2)	203,239
485,000		Geely Automobile (2)(3)	212,892
477,519		GOME Electrical Appliances (1)	169,095
20,000		Hutchison Whampoa (2)	135,975
67,330		Li & Fung (2)	305,828

			1,027,029

		Netherlands—1.2%
3,290		Fugro NV Dutch Certificate (2)	194,886
10,680		ING Groep Dutch Certificate (1)(2)	100,634
8,790		Koninklijke Philips Electronics (2)	266,369
11,800		Royal Dutch Shell—Class A (2)	326,380

			888,269

		Italy—1.1%
12,440		Eni SpA (2)	290,469
14,040		Lottomatica SpA (2)	277,798
84,411		UniCredit SpA (1)(2)	235,642

			803,909

		Austria—1.0%
12,140		Erste Group Bank (2)	459,496

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Austria—Continued

8,320		OMV AG (2)	$328,492

			787,988

		Norway—0.9%
21,940		Dnb NOR (1)(2)	250,970
12,800		Statoil ASA (2)	287,891
14,260		Telenor ASA (1)(2)	186,780

			725,641

		Spain—0.6%
31,400		Banco Santander (2)	443,510

		Ireland—0.6%
5,140		Accenture PLC—Class A	210,689
6,740		Ingersoll-Rand PLC	218,780

			429,469

		Belgium—0.5%
37,750		Fortis (1)(2)	132,368
6,430		KBC Groep (1)(2)	279,511

			411,879

		Finland—0.5%
7,690		Metso Oyj (2)	256,353
6,940		Neste Oil (2)	113,660

			370,013

		Multinational—0.5%
9,560		ArcelorMittal (2)	366,742

		Czech Republic—0.5%
1,804		Komercni Banka (2)	365,527

		Turkey—0.4%
73,070		Enka Insaat ve Sanayi (2)	339,614

		Macau—0.4%
210,720		Sands China (1)	297,931

		Singapore—0.4%
779,445		Golden Agri-Resources (1)(2)	286,117

		Poland—0.4%
21,440		PKO Bank Polski (2)	284,611

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Denmark—0.4%
36		AP Moller-Maersk—Class B (2)	$279,850

		India—0.3%
20,926		Tata Steel (2)	256,241

		Indonesia—0.3%
1,186,000		Adaro Energy PT (2)	238,474

		Israel—0.3%
4,180		Teva Pharmaceutical Industries Sponsored ADR	237,090

		Chile—0.3%
6,140		Sociedad Quimica y Minera de Chile Sponsored ADR	223,373

		Taiwan—0.2%
18,537		Taiwan Semiconductor Manufacturing Sponsored ADR	188,336

		TOTAL COMMON STOCKS (Cost $68,633,525)	72,595,681

EQUITY LINKED NOTES—2.2%
		India—1.1%
1,439		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	74,500
2,749		Bharat Heavy Electricals, Issued by CLSA, Expires 07/20/2010 (9)	142,920
6,077		Grasim Industries, Issued by Citigroup, Expires 10/24/2012 (9)	339,996
8,584		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	264,216

			821,632

		Taiwan—0.8%
84,124		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (1)(9)	354,238
23,000		HTC Corp, Issued by Citigroup, Expires 01/20/2015	225,860

			580,098

		United States—0.3%
20,744		JPMorgan Chase, Issued by JP Morgan Chase & Co, Expires 10/28/2018 (1)	269,672

		TOTAL EQUITY LINKED NOTES (Cost $1,482,190)	1,671,402

PREFERRED STOCKS—0.2%
		Brazil—0.2%
15,100		Cia Energetica de Sao Paulo—Class B	189,537

8

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
PREFERRED STOCKS—Continued

	Philippines—0.0%
56,604	Ayala Land (4)(12)		$122

	TOTAL PREFERRED STOCKS (Cost $198,564)		189,659

INVESTMENT FUND—0.5%
	United States—0.5%
14,000	PowerShares DB Agriculture Fund (1)(Cost $365,020)		354,200

Face
Value	Currency
SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING—0.2%
		United States—0.2%
		US Treasury Bill
144,441	USD	0.010% due 06/10/2010	144,382

		US Treasury Note
11,615	USD	4.500% due 05/15/2010	11,876

		TOTAL SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $156,258)	156,258

REPURCHASE AGREEMENT—3.7%
	United States—3.7%
2,862,016	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010 with a maturity value of $2,862,019 and an effective yield of 0.01% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375% maturity of 09/17/2010 and an aggregate fair market value of $2,921,127. (Cost $2,862,016)	2,862,016

		TOTAL INVESTMENTS—101.2% (Cost $73,697,573)	77,829,216
		OTHER ASSETS AND LIABILITIES—(1.2)%	(885,521)

		TOTAL NET ASSETS—100.0%	$76,943,695

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $74,414,083.

9

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/17/10	Credit Suisse London Branch	EUR	504,656	701,373	732,356	$(30,983)
03/17/10	Credit Suisse London Branch	JPY	106,183,217	1,171,466	1,203,755	(32,289)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(63,272)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/17/10	Credit Suisse London Branch	EUR	504,656	701,373	734,022	$32,648
03/17/10	Credit Suisse London Branch	JPY	106,183,217	1,171,466	1,185,147	13,681

Net unrealized appreciation on forward foreign exchange contracts to sell						$46,329

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

10

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio Global Equity Fund Inc.

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Industrials	16.6%	$12,741,987
Financials	15.8	12,143,012
Materials	13.7	10,520,787
Information Technology	12.3	9,475,175
Energy	12.1	9,326,198
Healthcare	10.2	7,840,206
Consumer Discretionary	8.1	6,202,602
Consumer Staples	7.7	5,895,531
Utilities	0.6	478,664
Telecommunication Services	0.2	186,780
Short-term Investment	3.9	3,018,274

Total Investments	101.2	77,829,216
Other Assets and Liabilities (Net)	(1.2)	(885,521)

Net Assets	100.0%	$76,943,695

11

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—89.3%
		Japan—10.1%
154,100		AEON Mall (2)	$2,805,930
400,727		Aisin Seiki (2)	10,512,619
416,200		Asahi Breweries (2)	8,113,283
1,222,000		Asahi Glass (2)	12,201,973
3,246,900		Bank of Yokohama (2)	15,321,019
49,200		Benesse Holdings (2)	2,058,666
915,473		Canon Inc (2)	35,675,025
1,591		Central Japan Railway (2)	11,634,275
2,199,000		Chiba Bank (2)	13,180,732
252,900		Credit Saison (2)	3,143,917
199,300		Daikin Industries (2)	7,328,614
1,758,700		Daiwa Securities (2)	8,730,594
435,106		Denso Corp (2)	12,708,970
319,400		East Japan Railway (2)	21,350,141
282,500		Eisai Co (2)	10,481,243
64,500		FamilyMart Co (2)	2,030,951
204,900		Fanuc Ltd (2)	19,463,753
973,000		Fukuoka Financial (2)	3,533,332
2,248,352		Honda Motor (2)	75,958,456
1,643,297		ITOCHU Corp (2)	12,741,374
12,400		Japan Airport Terminal (2)	168,496
154,855		Japan Steel Works (2)	1,886,499
361,800		JFE Holdings (2)	12,505,317
1,217,000		Kawasaki Heavy Industries (2)	3,111,592
738,000		Kirin Holdings (2)	11,221,743
288,000		Koito Manufacturing (2)	5,015,273
672,900		Komatsu Ltd (2)	13,408,681
236,500		Konica Minolta (2)	2,396,718
950,269		Kubota Corp (2)	8,468,215
62,744		Kurita Water Industries (2)	1,932,525
100,900		Kyocera Corp (2)	9,309,332
46,700		Lawson Inc (2)	2,110,335
112,900		Makita Corp (2)	3,757,707
1,986,000		Mazda Motor (1)(2)	5,330,763
1,161,097		Mitsubishi Corp (2)	27,794,081
1,582,000		Mitsubishi Electric (1)(2)	12,267,225
1,051,000		Mitsubishi Estate (2)	16,999,408
1,177,000		Mitsubishi Heavy Industries (2)	4,081,311
13,447,500		Mitsubishi UFJ Financial (2)	68,892,423
143,380		Mitsubishi UFJ Lease & Finance (2)	4,931,465
1,805,400		Mitsui & Co (2)	26,272,842

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Japan—Continued

834,500		Mitsui Fudosan (2)	$14,042,391
279,000		NGK Insulators (2)	6,026,559
121,500		Nichi-iko Pharmaceutical (2)(3)	3,726,397
230,716		Nidec Corp (2)	22,519,160
502,400		Nikon Corp (2)	10,233,073
36,416		Nintendo Co (2)	10,139,384
354		Nippon Building Fund REIT (2)	3,134,183
2,225,000		Nippon Steel (2)	8,015,010
299,200		Nippon Telegraph & Telephone (2)	12,583,546
1,966,000		Nissan Motor (1)(2)	15,829,523
3,948,400		Nomura Holdings (2)	29,422,155
670,000		NSK Ltd (2)	4,815,971
119,000		NTN Corp (2)	510,505
8,410		NTT DoCoMo (2)	12,516,176
91,440		ORIX Corp (2)	6,816,927
1,500,732		Panasonic Corp (2)	23,506,935
366,000		Resona Holdings (2)	4,535,942
737,000		Ricoh Co (2)	10,453,744
64,700		Sawai Pharmaceutical (2)	4,250,473
255,000		Sharp Corp (2)	3,028,405
138,400		Shin-Etsu Chemical (2)	7,177,361
1,371,000		Shizuoka Bank (2)	11,783,550
27,300		SMC Corp (2)	3,288,964
631,108		Sony Corp (2)	20,924,421
207,300		Stanley Electric (2)	4,018,231
443,000		Sumitomo Heavy Industries (1)(2)	2,252,023
1,673,000		Sumitomo Metal Industries (2)	4,565,735
1,385,900		Sumitomo Mitsui Financial (2)	44,589,970
551,000		Sumitomo Realty & Development (2)	9,717,066
3,505,400		Sumitomo Trust & Banking (2)	19,441,669
414,000		Suruga Bank (2)	3,647,297
1,141,200		Suzuki Motor (2)	25,700,475
318,800		Takeda Pharmaceutical (2)	13,954,609
252,600		Tokio Marine (2)	6,774,372
59,150		Towa Pharmaceutical (2)(3)	2,898,691
66,025		Toyota Boshoku (2)	1,435,199
2,543,889		Toyota Motor (2)	97,136,737
91,300		Unicharm Corp (2)	8,623,764
179,000		Yaskawa Electric (2)	1,467,617

			1,026,341,028

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		United Kingdom—8.8%
1,728,529		Anglo American (1)(2)	$62,871,149
630,596		AstraZeneca PLC (2)	29,389,367
3,460,789		Aviva PLC (2)	21,433,940
10,507,136		Barclays PLC (2)	45,107,594
1,263,980		BG Group (2)	23,203,815
8,836,277		BP PLC (2)	82,899,098
2,751,401		BT Group (2)	6,053,132
1,945,049		Cadbury PLC (2)(3)	25,831,177
162,233		Carnival PLC (1)(2)	5,858,161
2,548,892		Diageo PLC (2)	43,014,591
419,214		G4S PLC (2)	1,688,522
1,245,755		Gartmore Group (1)	4,251,901
1,652,881		GKN PLC (1)(2)	3,012,702
4,979,885		GlaxoSmithKline PLC (2)	97,183,836
7,391,209		HSBC Holdings (2)	79,410,195
1,455,365		Imperial Tobacco (2)	47,126,584
1,713,499		Kingfisher PLC (2)	5,813,795
14,962,914		Legal & General (2)	17,984,513
76,205,088		Lloyds Banking (1)(2)	61,899,660
6,783,707		Old Mutual (1)(2)	11,203,263
1,556,973		Prudential PLC (2)	14,224,204
39,791		Reckitt Benckiser (2)	2,073,314
976,793		Rentokil Initial (1)(2)	1,799,226
1,048,565		Rolls-Royce Group (1)(2)	8,043,428
645,160		Smith & Nephew (2)	6,506,464
6,231,182		Tesco PLC (2)	42,250,390
197,401		Vedanta Resources (2)	7,541,397
30,964,123		Vodafone Group (2)	66,682,488
379,544		Whitbread PLC (2)	8,481,815
3,844,442		William Morrison Supermarkets (2)	17,724,424
205,296		Wolseley PLC (1)(2)	4,538,311
3,890,344		WPP PLC (2)	35,990,675

			891,093,131

		France—7.7%
96,333		Accor SA (2)	4,856,932
375,710		Aeroports de Paris (2)	29,383,900
3,018,814		Alcatel-Lucent (1)(2)	10,144,302
241,633		Alstom SA (2)	16,138,478
2,246,000		AXA SA (2)	46,578,035
1,418,059		BNP Paribas (2)	101,239,258

14

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		France—Continued

237,979		Bouygues SA (2)	$11,785,195
374,487		Carrefour SA (2)	18,359,472
45,531		Casino Guichard-Perrachon (2)	3,759,145
222,715		CFAO SA (1)	8,977,323
110,256		Cie Generale de Geophysique-Veritas (1)(2)	2,722,258
511,548		Compagnie de Saint-Gobain (2)	24,639,393
92,997		Compagnie Generale des Etablissements Michelin (2)	7,248,166
365,059		Credit Agricole (2)	5,711,614
825,269		Danone SA (2)	47,395,197
323,500		Electricite de France (2)	17,478,146
1,091,430		France Telecom (2)	25,157,585
45,413		Iliad SA (2)	5,038,253
209,067		Lafarge SA (2)	15,495,679
277,497		LVMH (2)	30,426,285
128,075		Pernod-Ricard SA (2)	10,359,153
120,800		PPR (2)	14,746,276
285,825		Publicis Groupe (2)	11,684,303
393,950		Renault SA (1)(2)	18,635,444
872,397		Sanofi-Aventis SA (2)	64,521,402
208,334		Schneider Electric (2)	21,465,146
818,957		Societe Generale (2)	47,698,670
237,548		Suez Environnement (2)	5,410,311
1,374,687		Total SA (2)	80,045,212
86,463		Valeo SA (1)(2)	2,835,911
52,833		Vallourec SA (2)(3)	9,136,522
491,918		Veolia Environnement (2)	16,162,355
765,530		Vinci SA (2)	40,886,250
330,840		Vivendi SA (2)	8,586,135

			784,707,706

		Switzerland—7.2%
1,642,161		ABB Ltd (1)(2)	29,886,366
11,158		BKW FMB Energie (2)	853,580
189,123		Compagnie Financiere Richemont (2)	6,379,082
788,837		Credit Suisse (2)	34,406,606
472,161		Dufry Group (1)(2)(3)	30,968,687
136,505		Flughafen Zuerich (2)	38,855,596
241,444		Holcim Ltd (1)(2)	16,728,031
78,370		Logitech International (1)(2)	1,330,412
2,484,713		Nestle SA (2)	118,311,678
889,323		Nobel Biocare (2)	26,251,547

15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Switzerland—Continued

2,072,324		Novartis AG (2)	$111,689,014
755,416		Roche Holding (2)	127,663,585
2,975		SGS SA (2)	3,853,898
49,227		Swatch Group (2)	12,912,941
427,340		Swiss Reinsurance (2)	18,748,872
38,371		Swisscom AG (2)	14,044,381
100,440		Syngenta AG (2)	25,834,838
2,251,696		UBS AG (1)(2)	29,434,208
4,175,317		Xstrata PLC (1)(2)	68,445,636
95,096		Zurich Financial Services (2)	20,276,864

			736,875,822

		Germany—6.8%
273,336		Adidas AG (2)	13,950,269
477,819		Allianz SE (2)	53,026,025
770,519		Bayer AG (2)	52,621,240
9,093		Beiersdorf AG (2)	532,284
150,744		Bilfinger Berger (2)	10,871,626
359,590		Celesio AG (2)	10,512,065
903,336		Daimler AG (2)	41,732,022
102,017		Deutsche Boerse (2)	6,740,669
1,478,859		Deutsche Post (2)	25,833,109
1,739,893		Deutsche Telekom (2)	22,580,082
1,425,204		E.ON AG (2)	52,459,005
2,683,058		Fraport AG (2)	136,890,193
335,527		Fresenius SE (2)	20,712,043
322,104		GEA Group (2)	6,614,466
442,784		HeidelbergCement AG (2)	26,741,021
124,603		Henkel AG (2)	5,471,342
94,215		Hochtief AG (2)	7,005,486
230,152		Kloeckner & Co (1)(2)	5,489,701
217,209		MAN SE (2)	14,608,562
719,778		Marseille-Kliniken AG (1)(2)(10)	4,802,335
59,589		Merck KGaA (2)	5,326,447
318,604		Metro AG (2)	17,512,856
543,483		RWE AG (2)	48,285,143
149,855		Salzgitter AG (2)	13,332,266
588,226		SAP AG (2)	26,916,338
732,899		Siemens AG (2)(3)	65,836,435

			696,403,030

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Australia—6.2%
6,343,812		Alumina Ltd (1)(2)	$8,723,309
2,156,100		AMP Ltd (2)	11,946,108
4,742,067		Asciano Group (1)(2)	7,170,894
1,885,563		Australia & New Zealand Banking (2)	36,237,560
3,054,907		BHP Billiton (2)	100,789,069
4,074,724		BlueScope Steel (2)	9,432,905
452,303		Boral Ltd (2)	2,132,270
843,537		Commonwealth Bank of Australia (2)	39,720,389
3,029,255		CSR Ltd (2)	4,858,108
493,727		Fortescue Metals (1)(2)	1,974,934
1,800,983		Insurance Australia (2)	6,038,350
5,849,234		Intoll Group (2)	6,295,363
1,169,846		Macquarie Atlas Roads (1)	956,632
21,618,590		MAp Group (2)	53,191,828
2,259,855		Myer Holdings (1)(2)	6,412,119
1,326,899		National Australia Bank (2)	30,942,728
492,795		Newcrest Mining (2)	13,583,750
456,924		Qantas Airways (2)	1,147,936
1,955,053		Rio Tinto (2)	94,038,803
2,098,203		Rio Tinto (2)(3)	125,857,775
850,556		Suncorp-Metway Ltd (2)	6,694,934
995,544		Toll Holdings (2)	7,582,028
655,307		Wesfarmers Ltd (2)	15,911,080
1,800,141		Westpac Banking (2)	38,001,443

			629,640,315

		Russia—5.9%
218,963		Alfa Cement (1)(4)(12)	18,786,982
2,511,868		AvtoVAZ Sponsored GDR (1)(4)	5,967,693
53,536,950		Chelindbank OJSC (1)(4)(10)	7,495,173
669,683		Evraz Group Sponsored GDR (1)(2)	21,942,950
238,959		Gazprom Neft Sponsored ADR (2)	5,765,801
2,312,780		Gazprom OAO Sponsored ADR (2)	56,414,648
473,800		Globaltrans Investment Sponsored GDR (1)(2)	5,182,839
55,592,986		IDGC Holding (1)(2)	7,187,673
205,522,262		IDGC of Centre and Volga (1)(4)	1,603,074
494,494,096		IDGC of North-West (1)(4)	3,945,568
166,480,998		IDGC of South (1)(4)	998,886
158,266		Inter Rao UES Sponsored GDR (1)(4)(9)	2,468,950
547,651		Kuban Energy Retail (1)(4)	341,100
547,651		Kuban Trunk Grid (1)(4)	85,160

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

547,651		Kubanenergo OAO (1)(4)	$2,647,179
118,567		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	553,179
396,409		LUKOIL OAO Sponsored ADR (2)	21,571,829
148,900		Magnit OAO—Sponsored GDR (2)	2,249,972
247,106		Mechel Sponsored ADR	4,890,228
2,133,900		MMC Norilsk Nickel Sponsored ADR (1)	33,182,145
41,256,470		MRSK Centra (1)	1,113,925
236,718,165		MRSK Urala (1)(4)	2,319,838
349,235,714		MRSK Volgi (1)(4)	1,519,175
1,309,875		North-West Telecom Sponsored ADR	9,431,100
72,150		NovaTek OAO Sponsored GDR (2)	5,067,663
205,247		Novorossiysk Sea Trade Port Sponsored GDR (2)	2,337,495
766,444		OAO Dalsvyaz (1)(4)	2,682,554
1,102,341		OGK1 OAO Sponsored GDR (1)(4)(9)	1,559,260
426,500		OGK2 OAO Sponsored GDR (1)(4)(9)	1,535,400
90,069,909		OGK3 OJSC (1)	4,480,978
600,682		OGK3 OJSC Sponsored GDR (1)(4)(9)	1,396,302
497,299		OGK6 OAO Sponsored GDR (1)(4)(9)	1,319,954
200,354		Petropavlovsk PLC (1)(2)	2,802,476
670,892		Pharmstandard (1)	39,750,351
91,847		Pharmstandard Sponsored GDR (1)(2)	1,755,614
85,300,000		RAO Energy System of East (1)(4)	1,132,358
9,512,184		Rosneft Oil Sponsored GDR (2)	73,506,591
78,061		RTS Stock Exchange—BRD (1)(4)	22,832,842
46,098,588		Sberbank of Russian Federation (2)	132,610,702
817,203		Sibirskiy Cement (1)(4)	19,612,872
134,550		Sistema JSFC (1)(2)	3,268,479
20,946		Sistema-Hals (1)	774,951
1,684,642		Sistema-Hals Sponsored GDR (1)(9)	3,116,382
651,692		TGK1 OAO Sponsored GDR (1)(4)(9)	2,052,065
110,037		TGK2 Sponsored GDR (1)(4)(9)	264,854
270,401		TGK4 Sponsored GDR (1)(4)(9)	499,277
286,608		TGK9 OAO Sponsored GDR (1)(4)(9)	699,303
27,296		TGK14 JSC Sponsored GDR (1)(4)(9)	97,200
3,005,403		TNK-BP Holding (2)	5,470,594
4,530,000		United Co Rusal (1)	5,541,534
360,840		Uralkali Sponsored GDR (1)(2)	7,625,001
472,896		Veropharm (1)(4)	12,886,416
165,538		Vimpel-Communications Sponsored ADR	3,002,859
284,902		Volga Territorial Generating Sponsored GDR (4)(9)	1,267,223
157,105		VolgaTelecom Sponsored ADR	966,196

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

2,263,475		VTB Bank (2)	$11,254,482
27,980		Wimm-Bill-Dann Foods Sponsored ADR (1)	581,424
114,950		X 5 Retail Sponsored GDR (1)(2)	3,695,272
293,432		Yenisei Territorial Generating Sponsored GDR (1)(4)(9)	442,633

			595,554,624

		Netherlands—5.1%
1,177,625		AEGON NV (1)(2)	7,114,548
205,113		European Aeronautic Defence & Space (2)	4,008,954
158,135		Heineken Holding (2)	6,679,024
842,299		Heineken NV (2)	41,500,931
8,034,477		ING Groep Dutch Certificate (1)(2)	75,706,226
3,149,190		KKR & Company Guernsey (Unit) (1)(2)	31,091,096
3,760,913		Koninklijke (Royal) KPN (2)	62,525,407
129,731		Koninklijke Boskalis Westminster (2)	4,540,559
1,049,652		Koninklijke Philips Electronics (2)	31,808,307
261,337		Randstad Holding (1)(2)	12,515,111
1,579,945		Reed Elsevier (2)	19,078,686
3,334,895		Royal Dutch Shell—Class A (2)	92,240,934
2,188,439		Royal Dutch Shell—Class B (2)	58,579,759
170,909		SBM Offshore (2)	3,343,178
643,361		TNT NV (2)	18,432,701
1,546,283		Unilever NV Dutch Certificate (2)	47,585,375

			516,750,796

		Canada—4.4%
88,648		Agnico-Eagle Mines	4,496,879
321,090		Agrium Inc	18,123,278
352,481		Bank of Montreal	17,202,264
664,929		Bank of Nova Scotia	27,976,318
885,830		Barrick Gold	30,860,638
2,454,577		Bombardier Inc—Class B	11,610,575
354,214		Canadian Imperial Bank of Commerce	21,242,867
184,721		Canadian Oil Sands Trust (Unit)	4,809,161
148,420		Canadian Pacific Railway	7,031,667
489,551		Cenovus Energy	11,353,172
327,586		EnCana Corp	10,053,554
145,499		Finning International	2,369,223
505,178		Goldcorp Inc	17,182,216
87,956		IGM Financial	3,443,946
658,376		Ivanhoe Mines (1)	9,256,192
552,608		Kinross Gold	8,977,611

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Canada—Continued

847,040		Manulife Financial	$15,533,704
126,738		National Bank of Canada	6,721,693
360,491		Potash Corp of Saskatchewan	35,835,952
923,171		Royal Bank of Canada	45,296,462
333,702		Silver Wheaton (1)	4,619,526
71,995		Sun Life Financial	2,110,187
1,452,742		Suncor Energy	46,029,629
3,632,769		Talisman Energy	60,313,171
479,075		Toronto-Dominion Bank	28,326,349

			450,776,234

		South Korea—3.0%
419,754		Hyundai Motor (2)	40,753,642
372,262		KB Financial (2)	16,052,375
736,380		LG Display (2)	23,952,683
152,086		LG Electronics (2)	14,242,800
192,237		POSCO (2)	87,491,602
151,448		Samsung Electronics (2)	102,056,598
474,660		Shinhan Financial (2)	16,579,449

			301,129,149

		Italy—2.9%
311,398		Assicurazioni Generali (2)	7,368,120
343,231		Atlantia SpA (2)	8,571,579
2,082,033		Banca Popolare di Milano (2)	13,508,694
1,157,518		Buzzi Unicem (2)	17,170,554
2,429,334		Eni SpA (2)	56,724,059
3,405,317		Intesa Sanpaolo (2)	10,006,033
4,807,196		Intesa Sanpaolo (1)(2)	18,312,794
110,757		Italcementi SpA (2)	1,371,744
551,735		Mediaset SpA (2)	4,188,323
1,983,448		Mediobanca SpA (1)(2)	21,711,523
321,768		Prysmian SpA (2)	5,874,125
837,583		Snam Rete Gas (2)	3,946,330
28,521,236		Telecom Italia (2)	39,141,263
30,582,114		UniCredit SpA (1)(2)	85,373,216

			293,268,357

		Czech Republic—1.9%
928,571		Komercni Banka (2)	188,147,300

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Austria—1.7%
11,758		Andritz AG (2)	$656,489
59,437		bwin Interactive Entertainment (1)(2)	3,595,901
1,997,975		Erste Group Bank (2)	75,622,930
806,641		Flughafen Wien (2)	37,644,098
972,399		OMV AG (2)	38,392,405
409,868		Telekom Austria (2)	5,674,004
256,105		Voestalpine AG (2)	8,917,521
252,620		Wienerberger AG (1)(2)	4,702,735

			175,206,083

		Norway—1.7%
1,356,551		Dnb NOR (1)(2)	15,517,451
3,550,039		Norsk Hydro (1)(2)	25,697,998
1,690,248		Orkla ASA (2)	15,286,806
752,330		RomReal Ltd (1)(2)	217,606
282,298		Seadrill Ltd (2)	6,429,059
2,673,349		Statoil ASA (2)	60,127,582
2,469,635		Storebrand ASA (1)(2)	17,329,517
1,098,722		Telenor ASA (1)(2)	14,391,263
462,826		Yara International (2)	19,308,744

			174,306,026

		Poland—1.6%
703,079		Bank Pekao (1)(2)	41,039,012
113,488		Bank Zachodni WBK (1)(2)	6,814,096
44,129		Budimex SA (2)	1,122,246
660,666		Dom Development (2)	9,789,696
266,814		Globe Trade Centre (1)(2)	2,155,458
389,531		Grupa Kety (1)(2)	15,341,187
549,557		Hydrobudowa Polska (1)(2)	723,731
65,372		PBG SA (1)(2)	4,749,465
2,972,690		PKO Bank Polski (2)	39,461,823
6,698,663		Polimex Mostostal (2)	9,723,747
1,071,000		Polska Grupa Farmaceutyczna (1)(2)(10)	15,794,706
231,934		Sniezka SA (2)	3,199,114
2,445,249		TVN SA (2)	11,682,184

			161,596,465

		Mexico—1.5%
696,846		America Movil Sponsored ADR—Class L	30,417,328
4,273,712		Cemex Sponsored ADR (1)	39,275,413
1,873,774		Cemex (Unit) (1)	1,735,765

21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Mexico—Continued

820,226		Corp GEO Series B (1)	$2,190,312
89,718		Desarrolladora Homex Sponsored ADR (1)	2,749,857
275,856		Fomento Economico Mexicano Sponsored ADR	11,630,089
51,881		Grupo Aeroportuario del Sureste Sponsored ADR	2,506,890
1,254,640		Grupo Cementos de Chihuahua (1)	4,447,809
3,751,233		Grupo Financiero Banorte	12,408,034
2,120,114		Grupo Modelo—Class C (1)	10,546,896
365,493		Grupo Televisa	1,445,274
1,484,703		Grupo Televisa Sponsored ADR	29,011,097
4,170,098		Urbi Desarrollos Urbanos (1)	8,763,964

			157,128,728

		Hong Kong—1.3%
61,500		Beijing Enterprises (2)	427,897
1,476,000		Belle International (2)	1,665,602
6,422,000		China Mengniu Dairy (1)(2)	19,673,673
10,347,204		China Merchants Holdings International (2)	34,419,935
1,954,000		China Pharmaceutical (2)	995,160
4,078,381		China Resources Enterprise (2)	13,407,507
30,866,602		Clear Media (1)(2)(10)	17,908,074
6,200,000		CNPC Hong Kong (2)	7,691,772
6,866,000		Denway Motors (2)	3,928,183
1,380,824		Esprit Holdings (2)	9,679,754
50,219,736		GOME Electrical Appliances (1)	17,783,422
342,000		Hengan International (2)	2,288,498
11,273,145		Melco International Development (1)(2)(3)	4,531,636

			134,401,113

		China—1.1%
70,798,074		Beijing Capital International Airport—Class H (1)(2)(3)	39,907,636
3,482,000		China Coal Energy—Class H (2)	5,277,546
976,000		China Longyuan Power—Class H (1)	1,206,505
2,414,000		China Shenhua Energy—Class H (2)	10,164,422
60,000		China Shineway Pharmaceutical (2)	105,503
1,646,000		China Yurun Food (2)	4,609,936
665,600		Dongfang Electric—Class H (2)	3,292,315
11,584,000		Lenovo Group (2)	7,927,351
4,342,558		Lianhua Supermarket—Class H (2)	11,248,018
2,082,000		Little Sheep (2)	978,976
72,978		Mindray Medical International Sponsored ADR	2,544,743
3,197,000		Parkson Retail (2)	5,496,099
1,496,000		Shandong Weigao Group Medical Polymer—Class H (2)	5,483,320

22

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		China—Continued

658,400		Sinopharm Group—Class H (1)(2)(3)	$2,464,009
431,000		Tsingtao Brewery—Class H (2)	2,136,558
7,761,128		Want Want China (2)	4,940,844
560,000		Yanzhou Coal Mining—Class H (2)	1,090,208

			108,873,989

		Romania—0.9%
731,600		Antibiotice (2)	157,026
834,977		Banca Transilvania	596,988
33,059,844		Biofarm Bucuresti (1)(2)	2,321,599
4,182,214		BRD—Groupe Societe Generale (2)	20,720,299
14,619,597		Cemacon SA (1)(10)	399,777
7,691,800		Compa Sibiu (1)(2)	811,031
5,115,298		Concefa SA (1)(2)	479,751
4,950,133		Condmag SA (1)(2)	1,285,669
40,338,000		Dafora SA (1)(2)	1,506,577
16,912,495		Impact Developer & Contractor (1)(10)	4,355,420
504,039,057		OMV Petrom (1)(2)	47,029,185
493,519,000		Rompetrol Rafinare (1)(2)	10,237,950
13,131,100		Socep Constanta (1)(2)	688,429
3,443,800		Spicul Buzau (1)	557,795
11,918,318		Zentiva SA (1)(2)	2,689,296

			93,836,792

		Sweden—0.9%
255,450		Alfa Laval (2)	3,490,616
651,233		Atlas Copco—Class A (2)	8,868,598
119,070		Autoliv Inc (2)	5,112,992
1,434,902		Sandvik AB (2)	15,670,499
314,304		SKF AB—Class B (2)	4,883,390
1,148,934		Svenska Cellulosa—Class B (2)	15,638,290
1,633,398		Swedbank AB—Class A (1)(2)	14,336,588
215,427		Swedish Match (2)	4,547,898
725,301		TeliaSonera AB (2)	4,893,696
1,151,615		Volvo AB—Class B (2)	9,740,321

			87,182,888

		Ukraine—0.8%
214,485		Anthousa Ltd Sponsored GDR (1)(4)(9)	1,445,899
8,916,599		Bank Forum (1)	7,936,998
76,611,005		Bohdan Automobile Plant (1)(4)	2,199,817
2,343,250		Centrenergo (1)(2)	2,902,426

23

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Ukraine—Continued

178,305		Centrenergo Sponsored ADR (1)	$2,241,612
1,237,519		Chernivtsioblenergo (4)	926,980
5,006,914		Davento PLC GDR (1)(4)(9)(10)	1,739,841
20,500		Dniproenergo	1,699,376
11,770,906		Dragon-Ukrainian Properties & Development (1)(2)(10)	13,449,861
7,562,990		Harkivoblenergo (4)	2,974,210
10,700		Ivano Frankivskcement (1)(4)	133,583
902,412		Khmelnitskoblenergo JSC (1)(4)	242,220
2,750,000		Kirovogradoblenergo (4)	669,476
240,262		Korukivskas Technical Papers Factory (1)(4)	944,851
3,228,131		Krymenergo (4)	1,410,544
115,161		Kyivmedpreparat (1)(4)	373,806
189,156		Lvivoblenergo (1)(4)	103,315
267,596		Odessaoblenergo (1)(4)	83,519
5,542,248		Oranta (1)(4)	6,919,161
488,244		Poltavaoblenergo (1)(4)	243,817
115,793,980		Raiffeisen Bank Aval (1)(2)	3,793,214
65,228		Retail Group (1)(4)(12)	6,514,657
21,017		Rodovid Bank (1)(4)(12)	181
8,375,303		Slavutich Brewery (1)(4)	1,934,371
641,180		Ternopiloblenergo (1)(4)	160,095
2,636,403		Tsukrovyy soyz Ukrros (1)(4)	822,847
1,153,346,022		Ukrinbank (1)(4)(10)	1,439,883
8,685		Ukrnafta Sponsored ADR (1)	1,290,467
84,835,914		Ukrsotsbank JSCB (1)(2)	3,861,199
116,751,392		UkrTelecom (1)(2)	6,508,446
573,260		UkrTelecom Sponsored GDR (1)	1,529,862
65,728		Vinnitsaoblenergo (1)(4)	1,333,433
4,114,636		Volynoblenergo (4)	295,370
4,799,516		Zakarpattyaoblenergo (4)	1,348,179
15,000		Zakhidenergo (1)(4)	613,296
595,792		Zakhidenergo GDR (1)(4)	6,089,946
400,000		Zhytomyroblenergo (1)(4)	91,136

			86,267,894

		Hungary—0.8%
2,828,698		OTP Bank (1)(2)	81,823,410

		Finland—0.8%
512,451		Fortum Oyj (2)	13,088,884
301,794		Kesko Oyj—Class B (2)	9,724,712
111,461		Metso Oyj (2)	3,715,646

24

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Finland—Continued

324,392		Neste Oil (2)(3)	$5,312,751
1,078,061		Nokia Oyj (2)	14,918,385
349,412		Olvi Oyj—Class A (2)	13,278,911
490,081		Orion Oyj—Class B (2)	10,757,720
172,058		Outotec Oyj (2)	5,781,226

			76,578,235

		Bulgaria—0.6%
301,290		Bulgarian American Credit Bank (1)(2)	3,704,297
1,276,434		Central Cooperative Bank (1)(2)	1,188,351
10,693,367		Chimimport AD (1)(2)(10)	21,278,820
47,828		Devin AD (1)(2)	115,772
354,861		DZI Insurance (4)(10)(12)	5,177,702
92,174		Kaolin AD (2)	373,321
2,276,550		LEV INS (1)(4)(10)(12)	3,623,615
806,010		Sopharma AD (1)(2)	2,346,829
1,425,011		Sparki Eltos Lovetch (1)(2)(10)	2,228,004
11,652,801		Vivacom (4)	24,889,840

			64,926,551

		Denmark—0.6%
49,576		ALK-Abello A/S (2)	3,805,499
1,097		AP Moller-Maersk—Class B (2)	8,527,662
259,470		Danske Bank (1)(2)	6,232,468
515,940		DSV A/S (1)(2)	9,219,584
53,400		FLSmidth & Co (2)	3,378,504
425,531		Novo Nordisk—Class B (2)	28,870,873
726,577		TK Development (1)(2)	3,918,347

			63,952,937

		Spain—0.5%
947,201		Ferrovial SA (2)	9,919,078
103,780		Inditex SA (2)	6,538,998
621,158		Repsol YPF (2)	14,653,554
830,988		Telefonica SA (2)	20,010,002

			51,121,632

		Belgium—0.5%
5,053,842		Fortis (1)(2)	17,720,922
668,156		KBC Groep (1)(2)	29,044,632

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Belgium—Continued

75,314		UCB SA (2)	$3,378,914

			50,144,468

		South Africa—0.5%
123,420		AngloGold Ashanti (2)	4,482,194
1,185,706		Aquarius Platinum (1)(2)	6,977,931
588,175		Impala Platinum (2)	15,152,370
379,978		Lonmin PLC (1)(2)	10,949,677
511,907		Shoprite Holdings (2)	4,735,410
546,567		Standard Bank (2)	7,824,774

			50,122,356

		Multinational—0.5%
354,598		ArcelorMittal (2)	13,603,117
414,976		Central European Media Enterprises—Class A (1)	11,830,966
554,429		Frontline Ltd (2)(3)	16,779,110
218,559		Tenaris SA (2)	4,836,136

			47,049,329

		Ireland—0.5%
4,440,244		Bank of Ireland (1)(2)	8,035,320
1,573,557		CRH PLC (2)	37,867,653

			45,902,973

		Brazil—0.3%
249,534		All America Latina Logistica (Unit)	2,013,446
253,696		Amil Participacoes	1,803,012
527,234		Banco Santander Brasil (Unit)	6,344,613
139,043		BRF—Brasil Foods	3,354,596
574,518		Centrais Eletricas Brasileiras	12,292,242
98,017		Diagnosticos da America	3,028,397
959,045		JBS SA	4,786,513
121,466		Lojas Americanas	747,723

			34,370,542

		Indonesia—0.3%
4,368,500		Bank Central Asia (2)	2,324,350
28,526,239		Telekomunikasi Indonesia (2)	28,319,253
27,285		Telekomunikasi Indonesia Sponsored ADR	1,080,486

			31,724,089

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Turkmenistan—0.3%
4,317,953		Dragon Oil (1)(2)	$28,052,870

		Serbia—0.3%
48,500		Energoprojekt Holding (1)	579,493
78,573		Imlek ad (1)(4)	1,614,628
41,505		Komercijalna Banka (1)(4)	17,585,622
6,149		Metals banka (1)(4)	572,390
93,520		Privredna Banka (1)(4)	964,192
123,132		Tigar ad Pirot (1)(4)(10)	1,288,621
78,160		Toza Markovic ad Kikinda (1)(4)(10)	2,732,095
16,667		Univerzal Banka (1)(4)	1,635,981

			26,973,022

		Georgia—0.2%
2,466,387		Bank of Georgia Sponsored GDR (1)(2)(10)	25,380,812

		Lebanon—0.2%
278,581		SOLIDERE—Class A	6,053,565
752,109		SOLIDERE Sponsored GDR (9)	16,320,765

			22,374,330

		Venezuela—0.2%
38,451		Banco Provincial (4)	149,324
156		Banco Venezolano de Credito (4)	89,209
15,843,815		Cemex Venezuela SACA—I (1)(4)	1,920,258
2,797,674		Mercantil Servicios Financieros—Class B (4)	11,342,325
2,847,910		Siderurgica Venezolana Sivensa (4)(10)	6,806,058

			20,307,174

		Portugal—0.2%
2,993,660		Energias de Portugal (2)	11,874,284
337,062		Galp Energia SGPS—Class B (2)	5,348,236

			17,222,520

		Greece—0.1%
672,682		Hellenic Telecommunications Organization (2)	9,196,723

		India—0.1%
379,350		ICICI Bank (2)	6,763,997
61,339		Larsen & Toubro (2)	1,881,656

			8,645,653

		Zambia—0.1%
9,363,990		Zambeef Products (1)(10)	7,999,904

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Thailand—0.1%
42,956,000		Thai Beverage (2)	$7,943,257

		Cyprus—0.1%
1,111,347		Bank of Cyprus Public (2)	7,028,990

		Israel—0.0%
59,326		Teva Pharmaceutical Industries Sponsored ADR	3,364,971

		Latvia—0.0%
1,424,182		AS Parex Banka (1)(4)(12)	2,794,706

		Malaysia—0.0%
2,494,800		Axiata Group Berhad (1)(2)	2,382,024

		Lithuania—0.0%
1,753,630		Rokiskio Suris (1)(2)	2,125,819

		Croatia—0.0%
10,188		FIMA Validus (1)(2)	42,064

		TOTAL COMMON STOCKS (Cost $8,327,723,127)	9,079,038,831

EQUITY LINKED NOTES—4.9%
		Taiwan—3.2%
15,121,854		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	42,492,410
1,560,675		Advanced Semiconductor Engineering, Issued by CLSA, Expires 04/18/2012 (9)	1,248,540
4,800,416		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	9,318,087
17,460,000		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	33,865,416
22,393,723		AU Optronics, Issued by CLSA, Expires 06/11/2012 (9)	25,080,970
7,615,000		Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (1)(9)	12,869,350
14,999,863		Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012 (9)	8,189,925
7,502,000		Compal Electronics, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	10,467,541
1,502,000		Delta Electronics, Issued by Merrill Lynch International, Expires 05/05/2011 (9)	4,557,969
1,371,000		Foxconn Technology, Issued by Deutsche Bank AG London, Expires 08/20/2018 (9)	5,429,708
16,877,341		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	71,068,795

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued
		Taiwan—Continued

3,015,000		MediaTek Inc, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	$49,084,200
2,787,000		Quanta Computer, Issued by Citigroup, Expires 01/17/2014	5,551,704
2,442,000		Siliconware Precision Industries, Issued by Merrill Lynch, Expires 01/07/2015	3,239,313
625,000		Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017 (9)	2,044,813
17,021,070		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	32,772,368
4,293,000		Wistron Corp, Issued by Citigroup, Expires 01/20/2015	8,152,407

			325,433,516

		India—1.6%
138,817		ACC Limited, Issued by Credit Suisse, Expires 09/15/2014	2,620,896
429,335		ACC Limited, Issued by Macquarie Bank, Expires 09/04/2014	8,101,551
1,594,400		Ambuja Cements, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	3,514,855
126,947		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	6,572,300
327,453		Bharti Airtel, Issued by CLSA, Expires 05/31/2010 (9)	2,168,689
940,792		Bharti Airtel, Issued by Merrill Lynch International, Expires 06/29/2012 (9)	6,245,448
145,812		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	3,534,483
7,128		Grasim Industries, Issued by Macquarie Bank, Expires 02/04/2014	401,164
295,097		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	5,274,269
1,137,470		ICICI Bank, Issued by CLSA, Expires 05/10/2010 (9)	20,413,833
400,002		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	7,191,356
1,085,026		Jaiprakash Associates, Issued by Citigroup, Expires 10/24/2012	3,218,187
598,649		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	18,426,416
36,182		Lupin Ltd, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	1,114,887
34,338		Mahindra & Mahindra, Issued by Credit Suisse, Expires 10/19/2011	756,782
115,436		Pantaloon Retail, Issued by Merrill Lynch International, Expires 03/22/2010	1,063,350

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued
		India—Continued

300,294		State Bank of India, Issued by Citigroup, Expires 10/24/2012 (9)	$13,293,715
47,468		State Bank of India, Issued by CLSA, Expires 05/13/2010 (9)	2,110,076
516,798		Tata Motors, Issued by Citigroup, Expires 10/24/2012 (9)	7,724,063
3,342,477		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	40,945,343
354,539		Ultratech Cement, Issued by Merrill Lynch International, Expires 06/10/2014	7,141,479

			161,833,142

		Serbia—0.1%
1		AIK Banka, Issued by KBC Financial Products, Expires 11/04/2010 (1)	4,756,933
1		AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 04/11/2010 (1)	11,209,625

			15,966,558

		Ukraine—0.0%
1,016		Laona Investments, Issued by UniCredit Bank Austria, Expires 11/16/2010 (1)(4)	529,571

		TOTAL EQUITY LINKED NOTES (Cost $503,433,959)	503,762,787

PREFERRED STOCKS—1.3%
		Brazil—0.7%
668,561		Banco Bradesco	11,192,699
405,448		Centrais Eletricas Brasileiras—Class B	7,517,926
68,952		Cia Brasileira de Distribuicao Grupo—Class A	2,330,455
69,631		Lojas Americanas	492,262
337,330		Net Servicos de Comunicacao (1)	3,929,568
1,733,505		Petroleo Brasileiro	31,652,167
710,783		Vale SA—Class A	16,005,341

			73,120,418

		Germany—0.3%
224,643		Henkel AG (2)	11,452,990
197,843		Porsche Automobil (2)	11,244,203
97,459		Volkswagen AG (2)	7,893,301

			30,590,494

30

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
PREFERRED STOCKS—Continued

		Russia—0.2%
20,525		Silvinit (2)(4)	$7,839,703
4,244,232		TNK-BP Holding	7,342,522

			15,182,225

		Bulgaria—0.1%
6,416,021		Chimimport AD (1)(10)	12,767,293

		Philippines—0.0%
11,528,247		Ayala Land (4)(12)	24,792

		TOTAL PREFERRED STOCKS (Cost $117,221,120)	131,685,222

INVESTMENT FUNDS—0.4%
		Multinational—0.1%
149,085		SPDR Gold Trust (1)	15,797,047

		Australia—0.1%
6,527,159		Australian Infrastructure Fund (2)	10,523,173

		Romania—0.1%
4,035,500		SIF 1 Banat Crisana Arad (2)	1,788,244
3,406,316		SIF 2 Moldova Bacau (2)	1,490,248
9,533,500		SIF 3 Transilvania Brasov (2)	2,480,904
4,871,855		SIF 4 Muntenia Bucuresti (2)	1,289,254
4,143,975		SIF 5 Oltenia Craiova (2)	2,118,046

			9,166,696

		Sweden—0.1%
1,485,000		NAXS Nordic Access Buyout Fund (1)(2)(10)	5,354,730

		Russia—0.0%
92,634		Renaissance Pre-IPO Fund (1)(4)	1,157,925

		TOTAL INVESTMENT FUNDS (Cost $57,591,000)	41,999,571

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
		Bulgaria—0.1%
12,071,674		Bulgaria Compensation Notes (1)	1,638,611
29,663,486		Bulgaria Compensation Vouchers (1)	3,921,120
3,842,865		Bulgaria Housing Compensation Notes (1)	532,556

		TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)	6,092,287

31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
RIGHTS—0.0%
	Italy—0.0%
430,011	Mediobanca SpA (1) (Cost $—)		$69,631

Face
Value	Currency
SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING—2.0%
		United States—2.0%
		US Treasury Bill
198,271,733	USD	0.010% due 03/11/2010-01/13/2011	198,108,415

		US Treasury Note
1,221,034	USD	4.500% due 05/15/2010	1,248,507

		TOTAL SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $199,356,922)	199,356,922

REPURCHASE AGREEMENT—0.0%
		United States—0.0%
248,903	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010 due 02/01/2010, with a maturity value of $248,903 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 12/15/2017 and an aggregate fair market value of $256,647. (Cost $248,903)	248,903

		TOTAL INVESTMENTS—98.0% (Cost $9,225,285,382)	9,962,254,154
		OTHER ASSETS AND LIABILITIES—2.0%	207,073,066

		TOTAL NET ASSETS—100.0%	$10,169,327,220

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $9,651,700,870.

32

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2010

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/01/10	State Street Bank And Trust Company	BRL	24,006,267	12,765,811	13,780,865	$(1,015,054)
03/17/10	Deutsche Bank AG London	CAD	216,575,172	203,247,081	205,376,018	(2,128,937)
03/17/10	Credit Suisse London Branch	GBP	53,424,486	85,580,288	86,905,612	(1,325,324)
03/17/10	Deutsche Bank AG London	GBP	52,987,307	84,879,974	86,185,444	(1,305,470)
02/19/10	UBS AG	HUF	9,957,214,794	50,929,626	50,516,925	412,701
03/17/10	Credit Suisse London Branch	JPY	1,726,473,626	19,047,314	19,347,157	(299,843)
03/17/10	Deutsche Bank AG London	JPY	3,456,183,912	38,130,336	39,115,908	(985,572)
03/17/10	JPMorgan Chase Bank N.A	JPY	19,382,031,202	213,832,187	209,535,472	4,296,715
06/16/10	State Street Bank And Trust Company	KRW	61,948,096,121	53,119,591	53,019,596	99,995
03/17/10	Credit Suisse London Branch	ZAR	28,537,014	3,750,841	3,703,469	47,372

Net unrealized depreciation on forward foreign exchange contracts to buy						$(2,203,417)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/01/10	State Street Bank And Trust Company	BRL	1,732,856	921,481	985,137	$63,656
03/17/10	Credit Suisse London Branch	CHF	54,113,461	51,349,048	52,662,794	1,313,746
06/16/10	Credit Suisse London Branch	CZK	938,275,256	49,724,838	53,724,713	3,999,875
06/16/10	Goldman Sachs & Co	CZK	346,604,447	18,368,650	19,605,432	1,236,782

33

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) January 31, 2010

Artio International Equity Fund

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
06/16/10	JPMorgan Chase Bank N.A	CZK	380,896,782	20,186,007	21,575,665	$1,389,658
06/16/10	UBS AG	CZK	1,706,312,847	90,427,760	96,741,811	6,314,051
03/17/10	Credit Suisse London Branch	EUR	396,779,822	551,446,556	584,853,458	33,406,902
03/17/10	UBS AG	EUR	97,913,974	136,081,324	144,325,198	8,243,874
03/17/10	Credit Suisse London Branch	GBP	8,842,888	14,165,357	14,294,834	129,477
02/19/10	UBS AG	HUF	9,957,214,794	50,929,626	45,864,443	(5,065,183)
03/17/10	Deutsche Bank AG London	NOK	227,535,213	38,528,683	39,631,001	1,102,318
03/17/10	Deutsche Bank AG London	SEK	449,222,769	61,193,758	63,677,696	2,483,938

Net unrealized appreciation on forward foreign exchange contracts to sell						$54,619,094

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

34

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio International Equity Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Financials	25.5%	$2,588,663,499
Industrials	14.0	1,421,474,626
Materials	13.0	1,326,568,184
Energy	10.0	1,020,740,798
Consumer Discretionary	8.6	875,820,690
Healthcare	7.3	740,187,826
Consumer Staples	6.9	696,894,101
Telecommunication Services	4.4	443,380,565
Information Technology	4.0	410,296,660
Utilities	2.3	238,621,380
Short-term Investment	2.0	199,605,825

Total Investments	98.0	9,962,254,154
Other Assets and Liabilities (Net)	2.0	207,073,066

Net Assets	100.0%	$10,169,327,220

35

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—88.1%
		Japan—10.0%
119,200		AEON Mall (2)	$2,170,453
394,948		Aisin Seiki (2)	10,361,014
463,100		Asahi Breweries (2)	9,027,538
1,156,000		Asahi Glass (2)	11,542,947
3,007,000		Bank of Yokohama (2)	14,189,012
37,400		Benesse Holdings (2)	1,564,921
819,764		Canon Inc (2)	31,945,346
1,344		Central Japan Railway (2)	9,828,074
1,781,000		Chiba Bank (2)	10,675,254
195,200		Credit Saison (2)	2,426,621
156,300		Daikin Industries (2)	5,747,428
1,770,700		Daiwa Securities (2)	8,790,165
384,349		Denso Corp (2)	11,226,414
284,300		East Japan Railway (2)	19,003,898
213,700		Eisai Co (2)	7,928,643
49,000		FamilyMart Co (2)	1,542,893
183,840		Fanuc Ltd (2)	17,463,233
747,000		Fukuoka Financial (2)	2,712,640
1,969,032		Honda Motor (2)	66,521,893
1,486,888		ITOCHU Corp (2)	11,528,650
118,468		Japan Steel Works (2)	1,443,220
330,000		JFE Holdings (2)	11,406,176
1,698,000		Kawasaki Heavy Industries (2)	4,341,400
586,000		Kirin Holdings (2)	8,910,490
309,000		Koito Manufacturing (2)	5,380,970
594,830		Komatsu Ltd (2)	11,853,003
174,500		Konica Minolta (2)	1,768,403
860,484		Kubota Corp (2)	7,668,106
47,825		Kurita Water Industries (2)	1,473,017
82,800		Kyocera Corp (2)	7,639,373
35,400		Lawson Inc (2)	1,599,697
114,600		Makita Corp (2)	3,814,289
1,738,000		Mazda Motor (1)(2)	4,665,089
1,043,638		Mitsubishi Corp (2)	24,982,374
1,505,000		Mitsubishi Electric (1)(2)	11,670,148
855,000		Mitsubishi Estate (2)	13,829,205
1,424,000		Mitsubishi Heavy Industries (2)	4,937,797
12,499,900		Mitsubishi UFJ Financial (2)	64,037,806
101,380		Mitsubishi UFJ Lease & Finance (2)	3,486,902
1,595,400		Mitsui & Co (2)	23,216,845
685,000		Mitsui Fudosan (2)	11,526,708

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Japan—Continued

306,000		NGK Insulators (2)	$6,609,775
200,314		Nidec Corp (2)	19,551,756
463,200		Nikon Corp (2)	9,434,633
26,841		Nintendo Co (2)	7,473,396
276		Nippon Building Fund REIT (2)	2,443,600
1,952,000		Nippon Steel (2)	7,031,595
243,500		Nippon Telegraph & Telephone (2)	10,240,954
1,743,400		Nissan Motor (1)(2)	14,037,228
3,440,400		Nomura Holdings (2)	25,636,709
543,000		NSK Ltd (2)	3,903,093
6,628		NTT DoCoMo (2)	9,864,116
82,130		ORIX Corp (2)	6,122,859
1,259,651		Panasonic Corp (2)	19,730,728
283,100		Resona Holdings (2)	3,508,538
659,000		Ricoh Co (2)	9,347,377
223,000		Sharp Corp (2)	2,648,370
130,080		Shin-Etsu Chemical (2)	6,745,889
1,110,000		Shizuoka Bank (2)	9,540,292
37,800		SMC Corp (2)	4,553,950
560,698		Sony Corp (2)	18,589,974
214,200		Stanley Electric (2)	4,151,978
337,000		Sumitomo Heavy Industries (1)(2)	1,713,164
1,642,000		Sumitomo Metal Industries (2)	4,481,134
1,201,300		Sumitomo Mitsui Financial (2)(3)	38,650,646
455,000		Sumitomo Realty & Development (2)	8,024,074
3,165,000		Sumitomo Trust & Banking (2)	17,553,740
317,000		Suruga Bank (2)	2,792,737
1,030,700		Suzuki Motor (2)	23,211,952
282,096		Takeda Pharmaceutical (2)	12,347,990
252,200		Tokio Marine (2)	6,763,645
50,275		Toyota Boshoku (2)	1,092,838
2,205,694		Toyota Motor (2)	84,222,982
83,500		Unicharm Corp (2)	7,887,013

			895,756,780

		United Kingdom—9.1%
1,568,293		Anglo American (1)(2)	57,042,943
580,172		AstraZeneca PLC (2)	27,039,322
3,217,518		Aviva PLC (2)	19,927,273
9,024,465		Barclays PLC (2)	38,742,422
1,360,262		BG Group (2)	24,971,335

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		United Kingdom—Continued

7,670,961		BP PLC (2)	$71,966,480
2,344,500		BT Group (2)	5,157,942
1,798,291		Cadbury PLC (2)(3)	23,882,160
139,002		Carnival PLC (1)(2)	5,019,300
2,355,528		Diageo PLC (2)	39,751,418
351,236		G4S PLC (2)	1,414,718
1,866,995		GKN PLC (1)(2)	3,402,967
4,573,675		GlaxoSmithKline PLC (2)	89,256,536
6,603,388		HSBC Holdings (2)	70,945,948
1,434,903		Imperial Tobacco (2)	46,463,998
1,421,903		Kingfisher PLC (2)	4,824,428
13,998,715		Legal & General (2)	16,825,605
70,049,167		Lloyds Banking (1)(2)	56,899,346
6,093,589		Old Mutual (1)(2)	10,063,536
1,286,342		Prudential PLC (2)	11,751,772
43,642		Reckitt Benckiser (2)	2,273,971
1,536,659		Rentokil Initial (1)(2)	2,830,484
852,129		Rolls-Royce Group (1)(2)	6,536,589
648,520		Smith & Nephew (2)	6,540,350
5,667,454		Tesco PLC (2)	38,428,045
242,853		Vedanta Resources (2)	9,277,820
27,140,266		Vodafone Group (2)	58,447,658
427,061		Whitbread PLC (2)	9,543,695
3,729,041		William Morrison Supermarkets (2)	17,192,378
166,154		Wolseley PLC (1)(2)	3,673,031
3,645,682		WPP PLC (2)	33,727,238

			813,820,708

		France—8.0%
106,978		Accor SA (2)	5,393,634
364,151		Aeroports de Paris (2)	28,479,883
2,668,393		Alcatel-Lucent (1)(2)	8,966,761
234,311		Alstom SA (2)	15,649,448
2,097,040		AXA SA (2)	43,488,870
1,275,842		BNP Paribas (2)	91,085,982
256,567		Bouygues SA (2)	12,705,710
345,013		Carrefour SA (2)	16,914,490
47,603		Casino Guichard-Perrachon (2)	3,930,215
192,198		CFAO SA (1)	7,747,226
81,200		Cie Generale de Geophysique-Veritas (1)(2)	2,004,855
463,708		Compagnie de Saint-Gobain (2)	22,335,116

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		France—Continued

89,235		Compagnie Generale des Etablissements Michelin (2)	$6,954,957
329,471		Credit Agricole (2)	5,154,814
799,792		Danone SA (2)	45,932,053
279,532		Electricite de France (2)	15,102,631
897,084		France Telecom (2)	20,677,888
39,420		Iliad SA (2)	4,373,372
201,376		Lafarge SA (2)	14,925,635
277,410		LVMH (2)	30,416,745
114,926		Pernod-Ricard SA (2)	9,295,617
121,698		PPR (2)	14,855,896
346,609		Publicis Groupe (2)	14,169,105
297,497		Renault SA (1)(2)	14,072,823
774,975		Sanofi-Aventis SA (2)	57,316,191
197,051		Schneider Electric (2)	20,302,631
709,586		Societe Generale (2)	41,328,554
204,599		Suez Environnement (2)	4,659,876
1,209,341		Total SA (2)	70,417,453
51,133		Vallourec SA (2)(3)	8,842,537
444,140		Veolia Environnement (2)	14,592,571
676,386		Vinci SA (2)	36,125,152
241,655		Vivendi SA (2)	6,271,558

			714,490,249

		Switzerland—7.0%
1,412,775		ABB Ltd (1)(2)	25,711,675
7,910		BKW FMB Energie (2)	605,110
246,113		Compagnie Financiere Richemont (2)	8,301,344
675,802		Credit Suisse (2)	29,476,373
74,643		Flughafen Zuerich (2)	21,246,828
229,414		Holcim Ltd (1)(2)	15,894,554
51,414		Logitech International (1)(2)	872,806
2,161,156		Nestle SA (2)	102,905,242
926,328		Nobel Biocare (2)	27,343,882
1,839,673		Novartis AG (2)	99,150,163
702,916		Roche Holding (2)	118,791,204
2,536		SGS SA (2)	3,285,205
48,983		Swatch Group (2)	12,848,936
476,847		Swiss Reinsurance (2)	20,920,915
35,536		Swisscom AG (2)	13,006,727
93,260		Syngenta AG (2)	23,988,022
1,934,911		UBS AG (1)(2)	25,293,189

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Switzerland—Continued

3,790,532		Xstrata PLC (1)(2)	$62,137,886
81,184		Zurich Financial Services (2)	17,310,475

			629,090,536

		Germany—6.9%
270,405		Adidas AG (2)	13,800,679
418,606		Allianz SE (2)	46,454,854
667,815		Bayer AG (2)	45,607,251
6,389		Beiersdorf AG (2)	373,998
156,519		Bilfinger Berger (2)	11,288,118
386,816		Celesio AG (2)	11,307,975
810,422		Daimler AG (2)	37,439,612
84,209		Deutsche Boerse (2)	5,564,024
1,394,768		Deutsche Post (2)	24,364,184
1,373,788		Deutsche Telekom (2)	17,828,824
1,217,201		E.ON AG (2)	44,802,816
2,333,219		Fraport AG (2)	119,041,333
384,007		Fresenius SE (2)	23,704,707
281,496		GEA Group (2)	5,780,573
441,967		HeidelbergCement AG (2)	26,691,681
107,337		Henkel AG (2)	4,713,189
87,963		Hochtief AG (2)	6,540,610
216,600		MAN SE (2)	14,567,603
48,759		Merck KGaA (2)	4,358,392
298,515		Metro AG (2)	16,408,614
476,915		RWE AG (2)	42,370,983
157,742		Salzgitter AG (2)	14,033,955
498,220		SAP AG (2)	22,797,799
638,588		Siemens AG (2)(3)	57,364,462

			617,206,236

		Australia—6.1%
6,398,694		Alumina Ltd (1)(2)	8,798,777
1,716,375		AMP Ltd (2)	9,509,763
4,516,647		Asciano Group (1)(2)	6,830,017
1,631,662		Australia & New Zealand Banking (2)	31,357,981
2,568,394		BHP Billiton (2)	85,001,790
4,040,906		BlueScope Steel (2)	9,354,617
357,815		Boral Ltd (2)	1,686,830
727,790		Commonwealth Bank of Australia (2)	34,270,106
2,192,805		CSR Ltd (2)	3,516,668
536,515		Fortescue Metals (1)(2)	2,146,089

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Australia—Continued

1,687,053		Insurance Australia (2)	$5,656,364
5,601,122		Intoll Group (2)	6,028,327
1,120,224		Macquarie Atlas Roads (1)	916,054
18,055,582		MAp Group (2)	44,425,165
1,174,086		National Australia Bank (2)	27,379,193
508,298		Newcrest Mining (2)	14,011,085
388,902		Qantas Airways (2)	977,044
1,836,100		Rio Tinto (2)	88,317,118
1,815,862		Rio Tinto (2)(3)	108,921,944
845,903		Suncorp-Metway Ltd (2)	6,658,309
807,949		Toll Holdings (2)	6,153,312
554,780		Wesfarmers Ltd (2)	13,470,249
1,545,742		Westpac Banking (2)	32,631,014

			548,017,816

		Russia—5.9%
6,816,851		AvtoVAZ (1)(4)	3,239,095
247,110		AvtoVAZ Sponsored GDR (1)(4)	587,084
1,025,954		Evraz Group Sponsored GDR (1)(2)	33,616,588
315,340		Gazprom Neft Sponsored ADR (2)	7,608,786
2,727,750		Gazprom OAO Sponsored ADR (2)	66,536,833
122,221,161		IDGC Holding (1)(2)	15,802,096
203,234		Inter Rao UES Sponsored GDR (1)(4)(9)	3,170,450
76,728		Kuzbassenergo OJSC Sponsored GDR (1)(4)(9)	357,978
366,712		LUKOIL OAO Sponsored ADR (2)	19,955,774
128,500		Magnit OAO—Sponsored GDR (2)	1,941,715
332,391		Mechel Sponsored ADR	6,578,018
2,912,697		MMC Norilsk Nickel Sponsored ADR (1)	45,292,438
115,150		NovaTek OAO Sponsored GDR (2)	8,087,892
305,900		Novorossiysk Sea Trade Port Sponsored GDR (2)	3,483,801
1,062,048		OGK1 OAO Sponsored GDR (1)(4)(9)	1,502,266
276,000		OGK2 OAO Sponsored GDR (1)(4)(9)	993,600
146,502,636		OGK3 OJSC (1)	7,288,506
453,744		OGK3 OJSC Sponsored GDR (1)(4)(9)	1,054,740
61,782,882		OGK4 OJSC (1)	3,845,984
321,816		OGK6 OAO Sponsored GDR (1)(4)(9)	854,179
178,215		Petropavlovsk PLC (1)(2)	2,492,804
411,200		Pharmstandard Sponsored GDR (1)(2)	7,859,902
55,200,000		RAO Energy System of East (1)(4)	732,780
11,599,193		Rosneft Oil Sponsored GDR (2)	89,634,214
51,685,181		Sberbank of Russian Federation (2)	148,681,520

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Russia—Continued

143,300		Sistema JSFC (1)(2)	$3,481,033
977,507		Sistema-Hals Sponsored GDR (1)(9)	1,808,269
421,728		TGK1 OAO Sponsored GDR (1)(4)(9)	1,327,948
71,208		TGK2 Sponsored GDR (1)(4)(9)	171,395
174,984		TGK4 Sponsored GDR (1)(4)(9)	323,096
185,472		TGK9 OAO Sponsored GDR (1)(4)(9)	452,539
17,664		TGK14 JSC Sponsored GDR (1)(4)(9)	62,901
2,559,427		TNK-BP Holding (2)	4,658,805
3,960,000		United Co Rusal (1)	4,844,255
315,618		Uralkali Sponsored GDR (1)(2)	6,669,403
157,797		Vimpel-Communications Sponsored ADR	2,862,438
184,368		Volga Territorial Generating Sponsored GDR (4)(9)	820,055
2,867,878		VTB Bank (2)	14,259,703
10,648		Wimm-Bill-Dann Foods Sponsored ADR (1)	221,265
130,988		X 5 Retail Sponsored GDR (1)(2)	4,210,841
189,888		Yenisei Territorial Generating Sponsored GDR (1)(4)(9)	286,440

			527,659,429

		Netherlands—5.3%
1,078,662		AEGON NV (1)(2)	6,516,669
197,004		European Aeronautic Defence & Space (2)	3,850,462
171,117		Heineken Holding (2)	7,227,335
745,060		Heineken NV (2)	36,709,866
7,258,670		ING Groep Dutch Certificate (1)(2)	68,396,053
2,876,727		KKR & Company Guernsey (Unit) (1)(2)	28,401,143
3,252,908		Koninklijke (Royal) KPN (2)	54,079,793
131,723		Koninklijke Boskalis Westminster (2)	4,610,278
971,954		Koninklijke Philips Electronics (2)	29,453,773
264,984		Randstad Holding (1)(2)	12,689,762
1,420,013		Reed Elsevier (2)	17,147,421
3,097,030		Royal Dutch Shell—Class A (2)	85,661,749
2,069,964		Royal Dutch Shell—Class B (2)	55,408,441
217,802		SBM Offshore (2)	4,260,459
663,146		TNT NV (2)	18,999,554
1,331,488		Unilever NV Dutch Certificate (2)	40,975,265

			474,388,023

		Canada—4.6%
106,570		Agnico-Eagle Mines	5,406,015
359,446		Agrium Inc	20,288,205
270,070		Bank of Montreal	13,180,329
552,132		Bank of Nova Scotia	23,230,481

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Canada—Continued

784,735		Barrick Gold	$27,338,680
2,606,016		Bombardier Inc—Class B	12,326,908
305,661		Canadian Imperial Bank of Commerce	18,331,054
186,989		Canadian Oil Sands Trust (Unit)	4,868,207
119,684		Canadian Pacific Railway	5,670,247
449,076		Cenovus Energy	10,414,517
307,180		EnCana Corp	9,427,298
121,407		Finning International	1,976,923
435,414		Goldcorp Inc	14,809,389
74,141		IGM Financial	2,903,015
557,344		Ivanhoe Mines (1)	7,835,770
573,090		Kinross Gold	9,310,359
785,973		Manulife Financial	14,413,808
98,726		National Bank of Canada	5,236,045
337,709		Potash Corp of Saskatchewan	33,571,222
793,871		Royal Bank of Canada	38,952,206
287,619		Silver Wheaton (1)	3,981,586
54,790		Sun Life Financial	1,605,905
1,311,372		Suncor Energy	41,550,370
3,479,777		Talisman Energy	57,773,116
395,400		Toronto-Dominion Bank	23,378,883

			407,780,538

		South Korea—3.3%
440,234		Hyundai Motor (2)	42,742,032
314,224		KB Financial (2)	13,549,708
792,180		LG Display (2)	25,767,723
126,673		LG Electronics (2)	11,862,882
183,955		POSCO (2)	83,722,268
150,424		Samsung Electronics (2)	101,366,553
434,380		Shinhan Financial (2)	15,172,505

			294,183,671

		Italy—3.1%
269,929		Assicurazioni Generali (2)	6,386,904
334,265		Atlantia SpA (2)	8,347,670
2,145,007		Banca Popolare di Milano (2)	13,917,284
1,284,019		Buzzi Unicem (2)	19,047,062
2,176,241		Eni SpA (2)	50,814,430
3,194,284		Intesa Sanpaolo (2)	9,385,943
4,349,495		Intesa Sanpaolo (1)(2)	16,569,203
160,869		Italcementi SpA (2)	1,992,390

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Italy—Continued

418,658		Mediaset SpA (2)	$3,178,110
1,925,105		Mediobanca SpA (1)(2)	21,072,880
279,457		Prysmian SpA (2)	5,101,705
733,325		Snam Rete Gas (2)	3,455,111
26,359,035		Telecom Italia (2)	36,141,718
28,091,467		UniCredit SpA (1)(2)	78,420,310

			273,830,720

		Norway—2.0%
1,302,490		Dnb NOR (1)(2)	14,899,053
3,484,872		Norsk Hydro (1)(2)	25,226,268
2,148,648		Orkla ASA (2)	19,432,630
360,969		Seadrill Ltd (2)	8,220,713
2,613,311		Statoil ASA (2)	58,777,238
2,482,654		Storebrand ASA (1)(2)	17,420,872
980,809		Telenor ASA (1)(2)	12,846,817
468,785		Yara International (2)	19,557,349

			176,380,940

		Czech Republic—1.8%
791,898		Komercni Banka (2)	160,454,581

		Mexico—1.5%
609,462		America Movil Sponsored ADR—Class L	26,603,016
4,091,742		Cemex Sponsored ADR (1)	37,603,109
1,422,426		Cemex (Unit) (1)	1,317,660
265,609		Fomento Economico Mexicano Sponsored ADR	11,198,075
627,622		Grupo Cementos de Chihuahua (1)	2,224,975
3,759,210		Grupo Financiero Banorte	12,434,419
2,627,780		Grupo Modelo—Class C (1)	13,072,374
554,907		Grupo Televisa	2,194,277
1,517,549		Grupo Televisa Sponsored ADR	29,652,908

			136,300,813

		Austria—1.5%
14,267		Andritz AG (2)	796,575
1,978,766		Erste Group Bank (2)	74,895,874
24,714		Flughafen Wien (2)	1,153,346
1,007,147		OMV AG (2)	39,764,330
314,309		Telekom Austria (2)	4,351,134
258,190		Voestalpine AG (2)	8,990,120

44

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Austria—Continued

335,721		Wienerberger AG (1)(2)	$6,249,731

			136,201,110

		Poland—1.4%
85,291		Bank Handlowy w Warszawie (1)(2)	2,213,241
970,168		Bank Pekao (1)(2)	56,629,108
141,649		Bank Zachodni WBK (1)(2)	8,504,951
12,033		ING Bank Slaski (1)(2)	2,893,833
4,443,271		PKO Bank Polski (2)	58,983,471

			129,224,604

		Hong Kong—1.3%
52,500		Beijing Enterprises (1)(2)(3)	365,278
1,807,000		Belle International (2)	2,039,122
7,306,000		China Mengniu Dairy (1)(2)	22,381,789
10,419,912		China Merchants Holdings International (2)	34,661,798
4,070,619		China Resources Enterprise (2)	13,381,990
7,886,000		CNPC Hong Kong (2)	9,783,438
5,299,000		Denway Motors (2)	3,031,670
1,873,353		Esprit Holdings (2)	13,132,445
44,021,471		GOME Electrical Appliances (1)	15,588,540
291,000		Hengan International (2)	1,947,231
2,864,505		Melco International Development (1)(2)(3)	1,151,488

			117,464,789

		China—1.0%
61,884,705		Beijing Capital International Airport—Class H (1)(2)(3)	34,883,326
2,807,000		China Coal Energy—Class H (2)	4,254,472
844,000		China Longyuan Power—Class H (1)	1,043,330
2,631,000		China Shenhua Energy—Class H (2)	11,078,125
2,131,000		China Yurun Food (2)	5,968,271
574,600		Dongfang Electric—Class H (2)	2,842,194
12,990,000		Lenovo Group (2)	8,889,528
93,787		Mindray Medical International Sponsored ADR	3,270,353
3,325,000		Parkson Retail (2)	5,716,149
1,268,000		Shandong Weigao Group Medical Polymer—Class H (2)	4,647,627
560,800		Sinopharm Group—Class H (1)(2)(3)	2,098,749
372,000		Tsingtao Brewery—Class H (2)	1,844,083
8,043,723		Want Want China (2)	5,120,748
478,000		Yanzhou Coal Mining—Class H (2)	930,570

			92,587,525

45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Hungary—1.0%
2,945,812		OTP Bank (1)(2)	$85,211,070

		Sweden—1.0%
216,952		Alfa Laval (2)	2,964,557
601,514		Atlas Copco—Class A (2)	8,191,516
140,823		Autoliv Inc (2)	6,047,089
1,351,189		Sandvik AB (2)	14,756,273
258,563		SKF AB—Class B (2)	4,017,334
1,019,369		Svenska Cellulosa—Class B (2)	13,874,764
1,554,311		Swedbank AB—Class A (1)(2)	13,642,430
202,341		Swedish Match (2)	4,271,638
578,964		TeliaSonera AB (2)	3,906,342
1,553,419		Volvo AB—Class B (2)	13,138,765

			84,810,708

		Denmark—0.7%
5,202		ALK-Abello A/S (2)	399,310
1,209		AP Moller-Maersk—Class B (2)	9,398,307
276,204		Danske Bank (1)(2)	6,634,419
639,766		DSV A/S (1)(2)	11,432,291
77,149		FLSmidth & Co (2)	4,881,053
385,921		Novo Nordisk—Class B (2)	26,183,466

			58,928,846

		South Africa—0.6%
148,373		AngloGold Ashanti (2)	5,388,402
1,092,820		Aquarius Platinum (1)(2)(3)	6,431,293
574,328		Impala Platinum (2)	14,795,648
464,715		Lonmin PLC (1)(2)	13,391,510
607,807		Shoprite Holdings (2)	5,622,536
573,492		Standard Bank (2)	8,210,238

			53,839,627

		Finland—0.6%
452,643		Fortum Oyj (2)	11,561,284
320,899		Kesko Oyj—Class B (2)	10,340,333
100,095		Metso Oyj (2)	3,336,751
331,660		Neste Oil (2)	5,431,783
866,033		Nokia Oyj (2)	11,984,306
431,016		Orion Oyj—Class B (2)	9,461,190

			52,115,647

46

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Spain—0.5%
1,062,019		Ferrovial SA (2)	$11,121,451
85,656		Inditex SA (2)	5,397,036
586,618		Repsol YPF (2)	13,838,732
722,463		Telefonica SA (2)	17,396,744

			47,753,963

		Belgium—0.5%
4,822,578		Fortis (1)(2)	16,910,012
616,053		KBC Groep (1)(2)	26,779,723
55,454		UCB SA (2)	2,487,908

			46,177,643

		Ireland—0.5%
3,792,780		Bank of Ireland (1)(2)	6,863,632
1,474,181		CRH PLC (2)	35,476,170

			42,339,802

		Romania—0.4%
1,663,581		BRD—Groupe Societe Generale (2)	8,242,021
305,148,699		OMV Petrom (1)(2)	28,471,791

			36,713,812

		Brazil—0.4%
213,689		All America Latina Logistica (Unit)	1,724,219
552,810		Amil Participacoes	3,928,809
593,712		Banco Santander Brasil (Unit)	7,144,594
183,141		BRF—Brasil Foods	4,418,519
537,698		Centrais Eletricas Brasileiras	11,504,450
984,607		JBS SA	4,914,091
304,934		Lojas Americanas	1,877,119

			35,511,801

		Indonesia—0.4%
5,657,500		Bank Central Asia (2)	3,010,189
29,474,566		Telekomunikasi Indonesia (2)	29,260,698
31,816		Telekomunikasi Indonesia Sponsored ADR	1,259,914

			33,530,801

		Turkmenistan—0.3%
4,472,864		Dragon Oil (1)(2)	29,059,296

47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Multinational—0.3%
386,877		ArcelorMittal (2)	$14,841,407
216,288		Central European Media Enterprises—Class A (1)	6,166,371
208,471		Tenaris SA (2)	4,612,915

			25,620,693

		Lebanon—0.2%
797,891		SOLIDERE Sponsored GDR (9)	17,314,235

		Ukraine—0.2%
110,904,020		Raiffeisen Bank Aval (1)(2)	3,633,027
39,541		Ukrnafta (1)(2)	1,037,088
26,941		Ukrnafta Sponsored ADR (1)	4,003,048
13,114,606		Ukrsotsbank JSCB (1)(2)	596,895
92,477,349		UkrTelecom (1)(2)	5,155,260
627,195		UkrTelecom Sponsored GDR (1)	1,673,799

			16,099,117

		Portugal—0.2%
2,612,513		Energias de Portugal (2)	10,362,473
276,331		Galp Energia SGPS—Class B (2)	4,384,604

			14,747,077

		India—0.1%
433,261		ICICI Bank (2)	7,725,257
84,388		Larsen & Toubro (2)	2,588,714
19,699		State Bank of India (2)	873,274

			11,187,245

		Thailand—0.1%
54,210,000		Thai Beverage (2)	10,024,303

		Greece—0.1%
626,013		Hellenic Telecommunications Organization (2)	8,558,677

		Cyprus—0.1%
1,086,444		Bank of Cyprus Public (2)	6,871,484

		Israel—0.1%
100,530		Teva Pharmaceutical Industries Sponsored ADR	5,702,062

		Malaysia—0.0%
2,147,800		Axiata Group Berhad (1)(2)	2,050,710

		TOTAL COMMON STOCKS (Cost $7,102,204,536)	7,869,007,687

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—5.6%
		Taiwan—3.7%
16,348,146		ACER Inc, Issued by CLSA, Expires 01/04/2011 (9)	$45,938,290
1,356,325		Advanced Semiconductor Engineering, Issued by CLSA, Expires 04/18/2012 (9)	1,085,060
6,617,584		Asustek Computer, Issued by Deutsche Bank AG London, Expires 01/19/2017	12,845,392
15,923,000		Asustek Computer, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	30,884,251
22,244,189		AU Optronics, Issued by CLSA, Expires 06/11/2012 (9)	24,913,492
6,972,000		Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (1)(9)	11,782,680
12,762,070		Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012 (9)	6,968,090
7,935,000		Compal Electronics, Issued by Merrill Lynch International, Expires 10/20/2014 (9)	11,071,706
1,850,000		Delta Electronics, Issued by Merrill Lynch International, Expires 05/05/2011 (9)	5,614,010
1,162,000		Foxconn Technology, Issued by Deutsche Bank AG London, Expires 08/20/2018 (9)	4,601,985
16,860,968		Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (9)	70,999,850
3,167,000		MediaTek Inc, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	51,558,760
2,398,000		Quanta Computer, Issued by Citigroup, Expires 01/17/2014	4,776,816
2,127,000		Siliconware Precision Industries, Issued by Merrill Lynch, Expires 01/07/2015	2,821,466
759,000		Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017 (9)	2,483,220
15,224,498		Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London, Expires 01/19/2017	29,313,248
5,295,000		Wistron Corp, Issued by Citigroup, Expires 01/20/2015	10,055,205

			327,713,521

		India—1.9%
178,021		ACC Limited, Issued by Credit Suisse, Expires 09/15/2014	3,361,077
563,304		ACC Limited, Issued by Macquarie Bank, Expires 09/04/2014	10,629,546
2,324,347		Ambuja Cements, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	5,124,023
129,785		Bharat Heavy Electricals, Issued by Citigroup, Expires 10/24/2012 (9)	6,719,229
482,347		Bharti Airtel, Issued by CLSA, Expires 05/31/2010 (9)	3,194,536

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued
		India—Continued

1,098,462		Bharti Airtel, Issued by Merrill Lynch International, Expires 06/29/2012 (9)	$7,292,140
124,977		Dr Reddy’s Laboratories, Issued by Macquarie Bank, Expires 03/15/2012	3,029,442
6,216		Grasim Industries, Issued by Macquarie Bank, Expires 02/04/2014	349,836
314,695		ICICI Bank, Issued by Citigroup, Expires 10/24/2012 (9)	5,624,544
1,037,898		ICICI Bank, Issued by CLSA, Expires 05/10/2010 (9)	18,626,844
491,612		ICICI Bank, Issued by Macquarie Bank, Expires 10/15/2012	8,838,348
1,230,549		Jaiprakash Associates, Issued by Citigroup, Expires 10/24/2012	3,649,808
668,543		Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	20,577,754
29,419		Mahindra & Mahindra, Issued by Credit Suisse, Expires 10/19/2011	648,371
236,974		State Bank of India, Issued by Citigroup, Expires 10/24/2012 (9)	10,490,602
98,543		State Bank of India, Issued by CLSA, Expires 05/13/2010 (9)	4,380,493
426,009		Tata Motors, Issued by Citigroup, Expires 10/24/2012 (9)	6,367,130
3,529,823		Tata Steel, Issued by Citigroup, Expires 10/24/2012 (9)	43,240,332
446,857		Ultratech Cement, Issued by Merrill Lynch International, Expires 06/10/2014	9,001,041

			171,145,096

		TOTAL EQUITY LINKED NOTES (Cost $494,015,377)	498,858,617

PREFERRED STOCKS—1.2%
		Brazil—0.8%
591,455		Banco Bradesco	9,901,830
401,104		Centrais Eletricas Brasileiras—Class B	7,437,378
59,384		Cia Brasileira de Distribuicao Grupo—Class A	2,007,074
139,045		Lojas Americanas	982,989
355,191		Net Servicos de Comunicacao (1)	4,137,632
1,637,871		Petroleo Brasileiro	29,905,980
646,824		Vale SA—Class A	14,565,119

			68,938,002

		Germany—0.3%
249,101		Henkel AG (2)	12,699,934
177,276		Porsche Automobil (2)	10,075,298

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
PREFERRED STOCKS—Continued
		Germany—Continued

92,682		Volkswagen AG (2)	$7,506,407

			30,281,639

		Russia—0.1%
1,885		Silvinit (2)(4)	719,992
3,615,768		TNK-BP Holding	6,255,279

			6,975,271

		Philippines—0.0%
8,687,023		Ayala Land (4)(12)	18,682

		TOTAL PREFERRED STOCKS (Cost $99,460,678)	106,213,594

INVESTMENT FUND—0.2%
		Multinational—0.2%
128,220		SPDR Gold Trust (1)(Cost $14,424,615)	13,586,191

RIGHTS—0.0%
		Italy—0.0%
310,849		Mediobanca SpA (1) (Cost $—)	50,336

Face
Value	Currency
SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING—1.2%
		United States—1.2%
		US Treasury Bill
106,530,157	USD	0.010% due 02/18/2010-01/13/2011	106,357,396

		US Treasury Note
216,663	USD	4.500% due 05/15/2010	221,538

		TOTAL SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING (Cost $106,578,934)	106,578,934

51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio International Equity Fund II

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
REPURCHASE AGREEMENT—0.4%
		United States—0.4%
40,286,673	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with maturity value of $40,286,706 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 12/15/2017 and an aggregate fair market value of $41,095,530. (Cost $40,286,673)		$40,286,673

		TOTAL INVESTMENTS—96.7% (Cost $7,856,970,813)		8,634,582,032
		OTHER ASSETS AND LIABILITIES—3.3%		291,856,139

		TOTAL NET ASSETS—100.0%		$8,926,438,171

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $8,282,306,909.

52

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2010

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/17/10	Goldman Sachs & Co	AUD	26,250,550	23,226,559	24,032,402	$(805,843)
03/01/10	State Street Bank And Trust Company	BRL	23,040,432	12,252,209	13,226,425	(974,216)
03/17/10	Credit Suisse London Branch	CAD	27,312,684	25,631,855	26,036,133	(404,278)
03/17/10	Deutsche Bank AG London	CAD	138,604,571	130,074,811	131,437,296	(1,362,485)
03/17/10	Credit Suisse London Branch	EUR	6,974,000	9,692,500	9,986,768	(294,268)
03/17/10	Credit Suisse London Branch	GBP	46,664,746	74,751,911	75,909,543	(1,157,632)
03/17/10	Deutsche Bank AG London	GBP	5,731,042	9,180,514	9,321,712	(141,198)
03/17/10	Credit Suisse London Branch	JPY	5,887,379,940	64,952,497	66,620,277	(1,667,780)
03/17/10	JPMorgan Chase Bank N.A	JPY	15,560,120,914	171,666,976	168,940,432	2,726,544
06/16/10	State Street Bank And Trust Company	KRW	62,865,997,920	53,906,679	53,805,202	101,477
03/17/10	Credit Suisse London Branch	PLN	94,022,189	32,325,106	33,207,547	(882,441)
03/17/10	Credit Suisse London Branch	ZAR	35,206,448	4,627,456	4,565,127	62,329

Net unrealized depreciation on forward foreign exchange contracts to buy						$(4,799,791)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/01/10	State Street Bank And Trust Company	BRL	2,213,755	1,177,209	1,258,531	$81,322

53

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) January 31, 2010

Artio International Equity Fund II

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/17/10	Credit Suisse London Branch	CHF	55,012,267	52,201,938	53,555,384	$1,353,446
06/16/10	Credit Suisse London Branch	CZK	808,174,744	42,830,031	46,275,287	3,445,256
06/16/10	Goldman Sachs & Co	CZK	307,526,698	16,297,686	17,395,028	1,097,342
06/16/10	UBS AG	CZK	1,261,108,261	66,833,696	71,495,367	4,661,671
03/17/10	Credit Suisse London Branch	EUR	317,201,864	440,848,716	467,555,547	26,706,831
03/17/10	UBS AG	EUR	131,064,876	182,154,612	193,189,627	11,035,015
03/17/10	Credit Suisse London Branch	GBP	5,243,854	8,400,091	8,485,540	85,449
03/17/10	Credit Suisse London Branch	JPY	243,546,066	2,686,921	2,721,185	34,264
03/17/10	Deutsche Bank AG London	NOK	198,922,118	33,683,610	34,652,300	968,690
03/17/10	Deutsche Bank AG London	SEK	375,675,091	51,174,990	53,235,601	2,060,611

Net unrealized appreciation on forward foreign exchange contracts to sell						$51,529,897

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

54

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio International Equity Fund II

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Financials	25.1%	$2,240,687,380
Materials	13.8	1,230,602,635
Industrials	13.5	1,204,904,922
Energy	10.5	940,162,221
Consumer Discretionary	8.0	715,253,270
Consumer Staples	7.0	621,191,004
Healthcare	6.7	595,882,951
Information Technology	4.3	383,794,435
Telecommunication Services	4.0	359,712,250
Utilities	2.2	195,525,357
Short-term Investment	1.6	146,865,607

Total Investments	96.7	8,634,582,032
Other Assets and Liabilities (Net)	3.3	291,856,139

Net Assets	100.0%	$8,926,438,171

55

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—34.5%
			United States—21.4%
			Abbott Laboratories
3,630,000	USD		5.600% due 11/30/2017 (5)	$4,028,843

			Allstate Life Global Funding Trusts
2,110,000	USD		5.375% due 04/30/2013	2,291,158

			American Express Bank FSB
5,140,000	USD		5.550% due 10/17/2012	5,539,645

			American Honda Finance
5,170,000	USD		4.625% due 04/02/2013 (9)	5,365,436

			Amgen Inc
3,630,000	USD		5.700% due 02/01/2019 (5)	3,939,505

			AT&T Inc
3,630,000	USD		4.950% due 01/15/2013 (5)	3,914,229
3,490,000	USD		5.500% due 02/01/2018 (5)	3,689,994

				7,604,223

			Bank of America
6,890,000	USD		5.375% due 09/11/2012	7,354,613

			Berkshire Hathaway Finance
6,810,000	USD		5.750% due 01/15/2040	6,873,817

			Bottling Group
2,330,000	USD		5.500% due 04/01/2016 (5)	2,581,083

			Cargill Inc
5,000,000	USD		4.375% due 06/01/2013 (5)(9)	5,252,670

			Carolina Power & Light
4,330,000	USD		6.125% due 09/15/2033 (5)	4,635,521

			Caterpillar Financial Services
5,330,000	USD		6.200% due 09/30/2013	6,018,817

			Charles Schwab
5,600,000	USD		4.950% due 06/01/2014	5,988,550

			Chevron Corp
3,850,000	USD		4.950% due 03/03/2019 (5)	4,034,923

			Cintas Corp
3,560,000	USD		6.000% due 06/01/2012 (5)	3,921,518

			Cisco Systems
2,920,000	USD		4.950% due 02/15/2019 (5)	3,041,922

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued
			Cisco Systems—Continued

6,860,000	USD		5.500% due 01/15/2040 (5)	$6,630,348

				9,672,270

			Citigroup Inc
8,070,000	USD		5.300% due 10/17/2012	8,506,256
3,420,000	USD		6.010% due 01/15/2015	3,563,172

				12,069,428

			Clorox Co
3,730,000	USD		5.000% due 03/01/2013 (5)	4,046,312

			CME Group
2,900,000	USD		5.400% due 08/01/2013 (5)	3,193,022

			Coca-Cola Co
6,000,000	USD		5.350% due 11/15/2017 (5)	6,611,706

			Coca-Cola Enterprises
4,600,000	USD		4.250% due 03/01/2015 (5)	4,905,109

			Comcast Corp
5,330,000	USD		6.950% due 08/15/2037 (5)	5,844,787

			Consolidated Edison
3,630,000	USD		4.875% due 02/01/2013 (5)	3,938,042
2,400,000	USD		5.500% due 09/15/2016 (5)	2,595,190
8,250,000	USD		5.850% due 04/01/2018 (5)	9,042,091

				15,575,323

			Express Scripts
2,990,000	USD		5.250% due 06/15/2012 (5)	3,209,807

			Florida Power
3,140,000	USD		4.800% due 03/01/2013 (5)	3,377,340

			Florida Power & Light
3,340,000	USD		5.960% due 04/01/2039 (5)	3,505,083

			General Electric
8,940,000	USD		5.000% due 02/01/2013	9,568,035

			General Electric Capital
1,800,000	USD		6.000% due 08/07/2019	1,866,519

			Goldman Sachs Group
6,100,000	USD		6.600% due 01/15/2012	6,651,464

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Harley-Davidson Funding
8,180,000	USD		5.250% due 12/15/2012 (5)(9)	$8,552,313

			Hasbro Inc
6,080,000	USD		6.125% due 05/15/2014 (5)	6,675,104

			Heinz (H.J.) Co
5,770,000	USD		5.350% due 07/15/2013 (5)	6,301,457

			International Business Machines
4,705,000	USD		5.600% due 11/30/2039 (5)	4,839,751

			John Deere Capital
12,190,000	USD		4.900% due 09/09/2013	13,285,796

			Merck & Co
3,400,000	USD		4.000% due 06/30/2015 (5)	3,588,717

			Merna Reinsurance
2,700,000	USD		2.001% due 07/07/2010 (6)(9)	2,664,900

			Metropolitan Life Global Funding I
3,730,000	USD		5.125% due 04/10/2013 (9)	4,021,231

			Morgan Stanley
8,650,000	USD		6.000% due 05/13/2014	9,430,714
1,840,000	USD		6.000% due 04/28/2015	1,982,981
3,430,000	USD		5.500% due 01/26/2020 (5)	3,410,686

				14,824,381

			National Rural Utilities Cooperative Finance
3,370,000	USD		7.250% due 03/01/2012 (5)	3,749,081

			NYSE Euronext
1,740,000	USD		4.800% due 06/28/2013	1,870,027

			PACCAR Inc
6,100,000	USD		6.875% due 02/15/2014 (5)	7,020,374

			Pfizer Inc
4,530,000	USD		5.350% due 03/15/2015 (5)	5,029,482

			PNC Funding
1,610,000	USD		5.250% due 11/15/2015	1,706,610

			Procter & Gamble
7,370,000	USD		4.700% due 02/15/2019 (5)	7,709,167

			Public Service Electric & Gas
1,790,000	USD		5.375% due 11/01/2039 (5)	1,748,801

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Roche Holdings
2,810,000	USD		1.262% due 02/25/2010 (6)(9)	$2,810,284
7,800,000	USD		5.000% due 03/01/2014 (5)(9)	8,445,809

				11,256,093

			Sempra Energy
7,390,000	USD		6.500% due 06/01/2016 (5)	8,267,474

			South Carolina Electric & Gas
4,540,000	USD		6.500% due 11/01/2018	5,284,964

			SYSCO Corp
5,290,000	USD		5.250% due 02/12/2018 (5)	5,726,684

			TIAA Global Markets
5,040,000	USD		4.950% due 07/15/2013 (5)(9)	5,451,330

			Time Warner Cable
7,100,000	USD		6.750% due 07/01/2018 (5)	7,921,541

			United Parcel Service
3,540,000	USD		6.200% due 01/15/2038 (5)	3,954,307

			UnitedHealth Group
3,360,000	USD		5.375% due 03/15/2016 (5)	3,575,554
3,620,000	USD		6.875% due 02/15/2038 (5)	4,055,142

				7,630,696

			Valero Energy
3,460,000	USD		7.500% due 04/15/2032 (5)	3,610,984
3,460,000	USD		6.625% due 06/15/2037 (5)	3,268,385

				6,879,369

			Validus Holdings
7,950,000	USD		8.875% due 01/26/2040 (5)	7,970,789

			Verizon Global Funding
1,820,000	USD		7.250% due 12/01/2010 (5)	1,921,416

			Wal-Mart Stores
5,620,000	USD		6.500% due 08/15/2037	6,321,359

			Wells Fargo
6,970,000	USD		5.250% due 10/23/2012	7,536,417

			Wyeth
3,850,000	USD		5.500% due 02/01/2014 (5)	4,270,231

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			United States—Continued

			XTO Energy
1,710,000	USD		6.250% due 04/15/2013 (5)	$1,914,949

			Yum! Brands Inc
3,835,000	USD		6.250% due 04/15/2016 (5)	4,203,935

				355,625,273

			United Kingdom—4.1%
			Anglo American Capital
4,769,000	USD		9.375% due 04/08/2014 (5)(9)	5,780,529

			Barclays Bank
7,980,000	USD		5.450% due 09/12/2012	8,673,167
5,810,000	USD		5.125% due 01/08/2020	5,753,213

				14,426,380

			BP Capital Markets
7,760,000	USD		3.625% due 05/08/2014 (5)	8,082,017

			Diageo Capital
9,400,000	USD		5.125% due 01/30/2012 (5)	10,082,299

			Royal Bank of Scotland
7,830,000	USD		1.500% due 03/30/2012 (9)	7,842,395

			Scottish Power
4,990,000	USD		4.910% due 03/15/2010 (5)	5,014,750

			Vodafone Group
7,750,000	USD		5.000% due 09/15/2015 (5)	8,263,306

			Westpac Securities NZ
3,820,000	USD		2.500% due 05/25/2012 (9)	3,900,728

			WPP Finance
4,105,000	USD		8.000% due 09/15/2014 (5)	4,709,966

				68,102,370

			Canada—2.2%
			Barrick Gold
4,200,000	USD		6.950% due 04/01/2019 (5)	4,831,037

			CDP Financial
7,290,000	USD		3.000% due 11/25/2014 (5)(9)	7,230,718
8,360,000	USD		4.400% due 11/25/2019 (5)(9)	8,193,770

				15,424,488

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued
			Canada—Continued

			Encana Corp
5,990,000	USD		6.500% due 05/15/2019 (5)	$6,752,713

			Potash Corp of Saskatchewan
2,990,000	USD		4.875% due 03/01/2013 (5)	3,205,109

			TransCanada Pipelines
4,020,000	USD		4.000% due 06/15/2013 (5)	4,190,428
1,710,000	USD		7.625% due 01/15/2039 (5)	2,105,065

				6,295,493

				36,508,840

			Australia—1.6%
			Australia & New Zealand Banking
14,240,000	USD		5.100% due 01/13/2020 (9)	14,422,471

			BHP Billiton Finance
6,560,000	USD		5.400% due 03/29/2017	7,122,592

			Rio Tinto Finance
5,390,000	USD		5.875% due 07/15/2013 (5)	5,882,366

				27,427,429

			Supranational—1.3%
			Asian Development Bank
7,270,000	AUD		6.000% due 01/20/2015	6,498,328

			International Bank for Reconstruction & Development
17,150,000	AUD		5.500% due 10/21/2014	15,043,798

				21,542,126

			Ireland—1.0%
			Irish Life & Permanent Group
15,910,000	USD		3.600% due 01/14/2013 (9)	16,032,093

			Netherlands—0.7%
			Koninklijke Philips Electronics
5,150,000	USD		6.875% due 03/11/2038 (5)	5,847,758

			Shell International Finance
4,450,000	USD		6.375% due 12/15/2038 (5)	5,035,758

				10,883,516

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
CORPORATE BONDS—Continued

			France—0.6%
			AXA SA
5,410,000	USD		8.600% due 12/15/2030	$6,505,054

			Lafarge SA
2,455,000	USD		7.125% due 07/15/2036 (5)	2,686,104

				9,191,158

			Brazil—0.5%
			Petrobras International Finance
4,300,000	USD		5.875% due 03/01/2018 (5)	4,417,158
3,760,000	USD		6.875% due 01/20/2040 (5)	3,800,597

				8,217,755

			Germany—0.5%
			Deutsche Telekom International Finance
7,490,000	USD		4.875% due 07/08/2014 (5)	7,961,900

			Hong Kong—0.3%
			Hutchison Whampoa International
5,700,000	USD		5.750% due 09/11/2019 (9)	5,801,033

			Finland—0.3%
			Nokia Corp
4,440,000	USD		5.375% due 05/15/2019 (5)	4,651,126

			TOTAL CORPORATE BONDS (Cost $542,851,470)	571,944,619

ASSET BACKED SECURITIES—28.4%
			United States—28.3%
			BA Credit Card Trust Series 2008-A9, Class A9
9,000,000	USD		4.070% due 07/16/2012 (5)	9,014,782

			Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1
1,501,120	USD		6.000% due 11/25/2034 (5)	1,382,689

			Banc of America Commercial Mortgage
			Series 2002-2, Class A3
2,000,000	USD		5.118% due 07/11/2043 (5)	2,085,590
			Series 2006-3, Class A4
9,064,000	USD		5.889% due 07/10/2044 (5)(6)	8,260,773
			Series 2006-2, Class A4
10,270,000	USD		5.738% due 05/10/2045 (5)(6)	10,335,317

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued
			Banc of America Commercial Mortgage—Continued

			Series 2006-5, Class A4
7,940,000	USD		5.414% due 09/10/2047 (5)	$7,774,019

				28,455,699

			Bear Stearns Commercial Mortgage Securities
			Series 2001-TOP4, Class A3
3,600,000	USD		5.610% due 11/15/2033 (5)	3,737,650
			Series 2006-PW12, Class A4
4,785,000	USD		5.719% due 09/11/2038 (5)(6)	5,019,579
			Series 2006-PW14, Class A4
3,205,000	USD		5.201% due 12/11/2038 (5)	3,103,253
			Series 2006-PW11, Class A4
11,140,000	USD		5.455% due 03/11/2039 (5)(6)	11,524,478
			Series 2005-PWR8, Class A4
13,100,000	USD		4.674% due 06/11/2041 (5)	13,232,414
			Series 2006-T24, Class A4
1,950,000	USD		5.537% due 10/12/2041 (5)	1,942,643

				38,560,017

			BMW Vehicle Lease Trust Series 2009-1, Class A2
3,900,064	USD		2.040% due 04/15/2011 (5)	3,921,188

			Capital Auto Receivables Asset Trust Series 2008-2, Class A2A
1,032,310	USD		3.740% due 03/15/2011 (5)	1,035,626

			Chase Issuance Trust Series 2009-A4, Class A4
14,230,000	USD		0.983% due 06/15/2012 (5)(6)	14,262,131

			Chrysler Financial Auto Securitization Trust Series 2009-B, Class A2
2,770,000	USD		1.150% due 11/08/2011 (5)	2,778,485

			Citicorp Mortgage Securities
			Series 2006-5, Class 1A2
5,282,729	USD		6.000% due 10/25/2036 (5)	5,161,427
			Series 2006-6, Class A12
6,066,668	USD		0.531% due 11/25/2036 (5)(6)	5,435,441

				10,596,868

63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Citigroup Mortgage Loan Trust
			Series 2005-4, Class A
5,736,041	USD		5.342% due 08/25/2035 (5)(6)	$5,640,446
			Series 2007-10, Class 1A1A
5,395,956	USD		5.638% due 04/25/2037 (5)(6)	5,453,883

				11,094,329

			Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4
6,660,000	USD		5.322% due 12/11/2049 (5)	6,007,631

			CNH Equipment Trust
			Series 2009-A, Class A2
8,062,902	USD		4.060% due 10/17/2011 (5)	8,120,092
			Series 2007-C, Class A3A
922,733	USD		5.210% due 12/15/2011 (5)	928,443
			Series 2009-A, Class A4
5,560,000	USD		7.210% due 12/16/2013 (5)	6,202,743
			Series 2009-B, Class A4
13,390,000	USD		5.170% due 10/15/2014 (5)	14,356,509

				29,607,787

			Countrywide Alternative Loan Trust
			Series 2004-24CB, Class 2A1
4,089,175	USD		5.000% due 11/25/2019 (5)	3,914,359
			Series 2004-2CB, Class 1A2
5,160,000	USD		5.125% due 03/25/2034 (5)	5,001,860
			Series 2004-24CB, Class 1A1
1,615,070	USD		6.000% due 11/25/2034 (5)	1,545,555
			Series 2004-28CB, Class 3A1
11,057,150	USD		6.000% due 01/25/2035 (5)	10,114,098
			Series 2005-21CB, Class A9
3,838,999	USD		5.500% due 06/25/2035 (5)	3,699,838

				24,275,710

			Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
10,200,000	USD		5.311% due 12/15/2039 (5)	8,986,358

			Daimler Chrysler Auto Trust Series 2007-A, Class A3B
3,546,628	USD		0.912% due 02/08/2012 (5)(6)	3,548,390

64

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			Discover Card Master Trust Series 2008-A2, Class A2
9,250,000	USD		1.233% due 09/17/2012 (5)(6)	$9,258,761

			First Horizon Asset Securities Series 2006-3, Class 1A8
1,630,000	USD		6.250% due 11/25/2036 (5)	1,571,173

			Ford Credit Floorplan Master Owner Trust Series 2009-2, Class A
7,470,000	USD		1.783% due 09/15/2014 (6)	7,494,793

			GE Capital Commercial Mortgage
			Series 2002-1A, Class A3
12,300,000	USD		6.269% due 12/10/2035 (5)	13,079,014
			Series 2004-C3, Class A3
6,910,000	USD		4.865% due 07/10/2039 (5)(6)	6,971,255

				20,050,269

			GMAC Commercial Mortgage Securities Series 2005-C1, Class A2
1,681,511	USD		4.471% due 05/10/2043 (5)	1,682,320

			GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1
6,570,098	USD		5.075% due 09/19/2035 (5)(6)	6,075,728

			Greenwich Capital Commercial Funding Series 2007-GG9, Class A4
10,140,000	USD		5.444% due 03/10/2039 (5)	9,415,162

			Harley-Davidson Motorcycle Trust
			Series 2007-3, Class A3
3,062,757	USD		0.583% due 06/15/2012 (5)(6)	3,063,667
			Series 2009-2, Class A2
8,590,000	USD		2.000% due 07/15/2012 (5)	8,648,792
			Series 2009-4, Class A2
4,240,000	USD		1.160% due 10/15/2012 (5)	4,245,528
			Series 2006-2, Class A2
1,210,333	USD		5.350% due 03/15/2013 (5)	1,245,667

				17,203,654

			Indymac INDA Mortgage Loan Trust Series 2006-AR1, Class A1
1,187,650	USD		5.864% due 08/25/2036 (5)(6)	1,130,932

65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			JP Morgan Mortgage Trust Series 2006-S1, Class 2A6
6,501,524	USD		6.000% due 04/25/2036 (5)	$5,780,173

			JPMorgan Chase Commercial Mortgage Securities Series 2002-CIB4, Class A3
1,920,000	USD		6.162% due 05/12/2034 (5)	2,039,102

			LB-UBS Commercial Mortgage Trust
			Series 2002-C2, Class A4
8,515,000	USD		5.594% due 06/15/2031 (5)	9,001,999
			Series 2006-C7, Class A3
11,470,000	USD		5.347% due 11/15/2038 (5)	11,222,558

				20,224,557

			Lehman Brothers—UBS Commercial Mortgage Trust Series 2001-C3, Class A2
10,120,000	USD		6.365% due 12/15/2028 (5)	10,618,468

			MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1
3,971,379	USD		4.981% due 02/25/2036 (5)(6)	3,673,133

			MASTR Alternative Loans Trust
			Series 2004-10, Class 4A1
2,442,562	USD		6.000% due 09/25/2019 (5)	2,360,213
			Series 2005-1, Class 1A1
3,063,273	USD		5.500% due 02/25/2035 (5)	2,698,466

				5,058,679

			Merrill Auto Trust Securitization Series 2008-1, Class A2A
373,726	USD		4.270% due 12/15/2010 (5)	374,353

			Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4
11,003,000	USD		5.414% due 07/12/2046 (5)(6)	10,712,422

			MLCC Mortgage Investors Series 2007-3, Class 2A2
4,231,672	USD		5.908% due 09/25/2037 (5)(6)	3,522,299

66

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued

			MMAF Equipment Finance Series 2009-AA, Class A2
6,170,000	USD		1.730% due 04/16/2012 (5)(9)	$6,174,264

			Morgan Stanley Capital I
			Series 2006-T23, Class A4
2,600,000	USD		5.810% due 08/12/2041 (5)(6)	2,742,273
			Series 2006-IQ12, Class A4
9,250,000	USD		5.332% due 12/15/2043 (5)	9,061,931

				11,804,204

			Morgan Stanley Dean Witter Capital I
			Series 2001-TOP3, Class A4
7,350,426	USD		6.390% due 07/15/2033 (5)	7,685,708
			Series 2001-TOP5, Class A4
4,941,803	USD		6.390% due 10/15/2035 (5)	5,221,933
			Series 2002-TOP7, Class A2
8,215,000	USD		5.980% due 01/15/2039 (5)	8,653,698

				21,561,339

			Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
2,852,206	USD		6.119% due 11/25/2034 (5)(6)	2,775,474

			Navistar Financial Dealer Note Master Trust Series 2009-1, Class A
3,620,000	USD		1.681% due 10/26/2015 (6)(9)	3,622,661

			Residential Funding Mortgage Securities I
			Series 2006-S12, Class 3A4
2,521,892	USD		5.750% due 12/25/2036 (5)	2,451,991
			Series 2007-S2, Class A3
3,225,770	USD		6.000% due 02/25/2037 (5)	3,105,853

				5,557,844

			SLM Student Loan Trust
			Series 2008-4, Class A1
3,228,379	USD		0.929% due 07/25/2013 (5)(6)	3,244,456
			Series 2007-2, Class A1
188,681	USD		0.229% due 04/25/2014 (5)(6)	188,652
			Series 2008-7, Class A1
3,571,164	USD		0.649% due 10/27/2014 (5)(6)	3,575,232

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued
			United States—Continued
			SLM Student Loan Trust—Continued

			Series 2007-1, Class A2
3,709,569	USD		0.249% due 01/25/2016 (5)(6)	$3,705,373

				10,713,713

			Small Business Administration
			Series 2005-P10B, Class 1
7,891,726	USD		4.940% due 08/10/2015 (5)	8,372,096
			Series 2006-P10A, Class 1
616,157	USD		5.408% due 02/10/2016	658,833
			Series 2007-P10A, Class 1
5,260,623	USD		5.459% due 02/10/2017	5,649,279

				14,680,208

			Structured Asset Securities Series 2004-18H, Class A5
5,320,000	USD		4.750% due 10/25/2034 (5)	4,520,874

			TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3
11,190,000	USD		6.072% due 08/15/2039 (5)(6)	12,104,204

			WaMu Mortgage Pass Through Certificates
			Series 2005-AR5, Class A5
7,430,000	USD		4.663% due 05/25/2035 (5)(6)	6,544,917
			Series 2005-AR7, Class A2
7,160,000	USD		4.538% due 08/25/2035 (5)(6)	6,404,907

				12,949,824

			Wells Fargo Mortgage Backed Securities Trust
			Series 2006-13, Class A8
3,720,000	USD		6.000% due 10/25/2036 (5)	3,645,405
			Series 2007-13, Class A1
11,481,671	USD		6.000% due 09/25/2037 (5)	11,347,190
			Series 2007-14, Class 1A1
7,989,456	USD		6.000% due 10/25/2037 (5)	7,235,845
			Series 2007-16, Class 1A1
12,154,781	USD		6.000% due 12/28/2037 (5)	11,675,692

				33,904,132

				469,782,409

68

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
ASSET BACKED SECURITIES—Continued

			Russia—0.1%
			CityMortgage Mortgage Backed Securities Finance Series 2006-1A, Class AFL
836,611	USD		1.831% due 09/10/2033 (5)(6)(9)	$543,798

			TOTAL ASSET BACKED SECURITIES (Cost $459,545,240)	470,326,207

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—20.8%
			Federal Home Loan Mortgage Corporation
96,310,030	USD		6.500% due 05/01/2022-12/01/2038	104,007,205
1,011,647	USD		4.414% due 09/01/2035 (6)	1,045,883
1,463,289	USD		4.115% due 04/01/2036 (6)	1,497,604
4,832,675	USD		5.118% due 02/01/2037 (6)	5,053,488

				111,604,180

			Federal Home Loan Mortgage Corporation TBA
29,700,000	USD		4.500% due 02/01/2040	29,997,000

			Federal National Mortgage Association Corporation
2,148,433	USD		3.507% due 11/01/2035 (6)	2,233,084
1,650,016	USD		5.576% due 02/01/2036 (6)	1,741,725
43,926,080	USD		6.000% due 06/01/2036-02/01/2038	47,081,341
9,164,440	USD		5.666% due 06/01/2037 (6)	9,705,562
9,393,412	USD		5.791% due 12/01/2037 (6)	9,977,324

				70,739,036

			Federal National Mortgage Association Corporation TBA
35,310,000	USD		4.500% due 02/01/2025-02/01/2040	36,089,404

			Government National Mortgage Association
41,646,532	USD		6.000% due 07/15/2034-09/15/2038	44,549,576

			U.S. Treasury Bonds
4,280,000	USD		3.500% due 02/15/2039	3,587,179
6,310,000	USD		4.250% due 05/15/2039	6,047,744
4,365,000	USD		4.500% due 08/15/2039	4,360,910

				13,995,833

			U.S. Treasury Inflation Indexed Bonds
13,591,445	USD		2.500% due 01/15/2029	14,857,148

69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
			U.S. Treasury Inflation Indexed Bonds—Continued

6,210,765	USD		3.875% due 04/15/2029	$8,130,276

				22,987,424

			U.S. Treasury Notes
12,160,000	USD		2.625% due 12/31/2014	12,341,464
3,620,000	USD		3.375% due 11/15/2019	3,551,557

				15,893,021

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $332,643,303)	345,855,474

FOREIGN GOVERNMENT AND AGENCY BONDS—9.0%
			Brazil—2.6%
			Brazil Notas do Tesouro Nacional Series B
54,995,027	BRL		6.000% due 05/15/2015	28,925,308

			Brazil Notas do Tesouro Nacional, Series F
28,700,000	BRL		10.000% due 01/01/2012	14,798,919

				43,724,227

			Greece—2.4%
			Hellenic Republic Government Bond
30,240,000	EUR		6.000% due 07/19/2019	39,290,478

			France—2.3%
			France Government Bond
27,810,000	EUR		4.000% due 10/25/2038	37,918,276

			Qatar—1.0%
			State of Qatar
7,190,000	USD		4.000% due 01/20/2015 (5)(9)	7,234,937
9,860,000	USD		5.250% due 01/20/2020 (5)(9)	9,946,275

				17,181,212

			Canada—0.5%
			Province of Ontario
8,790,000	USD		2.950% due 02/05/2015	8,794,703

70

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

			Bahamas—0.2%
			Commonwealth of Bahamas
2,400,000	USD		6.950% due 11/20/2029 (5)(9)	$2,404,015

			TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $146,563,936)	149,312,911

MUNICIPAL OBLIGATIONS—0.8%
			United States—0.8%
			Metropolitan Transportation Authority, Revenue Bonds
2,500,000	USD		7.336% due 11/15/2039	2,871,250

			State of Connecticut, General Obligation Unlimited
3,480,000	USD		5.632% due 12/01/2029	3,552,523

			State of Illinois, General Obligation Unlimited
3,400,000	USD		4.071% due 01/01/2014 (5)	3,462,832
3,400,000	USD		4.421% due 01/01/2015 (5)	3,475,310

				6,938,142

			TOTAL MUNICIPAL OBLIGATIONS (Cost $12,848,981)	13,361,915

REPURCHASE AGREEMENT—11.1%
			United States—11.1%
184,835,337	USD		State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with maturity value of $184,835,491 and an effective yield of 0.01%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.145%-4.000%, maturities ranging from 07/22/2010-12/15/2017 and an aggregate fair market value of $188,549,203. (Cost $184,835,337)	184,835,337

			TOTAL INVESTMENTS—104.6% (Cost $1,679,288,267)	1,735,636,463
			OTHER ASSETS AND LIABILITIES—(4.6)%	(76,701,557)

			TOTAL NET ASSETS—100.0%	$1,658,934,906

71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,680,298,360.

72

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/02/10	Credit Suisse London Branch	BRL	37,760,000	20,031,830	20,140,815	$(108,985)
02/02/10	Goldman Sachs & Co	BRL	37,760,000	20,031,830	21,530,391	(1,498,561)
03/02/10	Credit Suisse London Branch	BRL	2,364,532	1,248,203	1,294,216	(46,013)
02/19/10	UBS AG	CAD	13,600,000	12,718,890	12,774,991	(56,101)
03/10/10	Deutsche Bank AG London	CAD	19,600,981	18,330,638	18,579,481	(248,843)
03/25/10	Credit Suisse London Branch	MXN	405,260,000	30,803,805	31,125,960	(322,155)
04/19/10	Deutsche Bank AG London	NOK	46,443,970	7,812,405	8,210,000	(397,595)
04/19/10	Westpac Banking Corporation	NOK	46,443,149	7,812,267	8,210,000	(397,733)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(3,075,986)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
02/26/10	Deutsche Bank AG London	AUD	7,620,000	6,724,107	6,869,125	$145,018
02/02/10	Credit Suisse London Branch	BRL	37,760,000	20,031,831	21,050,712	1,018,881
02/02/10	Goldman Sachs & Co	BRL	75,520,000	40,063,660	40,281,630	217,970
03/02/10	Credit Suisse London Branch	BRL	37,404,532	19,745,312	20,326,617	581,305
03/02/10	Goldman Sachs & Co	BRL	48,338,000	25,516,932	26,253,103	736,171
02/19/10	UBS AG	CAD	13,600,000	12,718,890	13,261,306	542,416
03/10/10	Deutsche Bank AG London	CAD	19,600,981	18,330,638	18,288,933	(41,705)
03/16/10	Deutsche Bank AG London	EUR	11,197,318	15,523,458	15,629,328	105,870
04/28/10	JPMorgan Chase Bank N.A	EUR	26,629,498	36,913,579	37,477,557	563,978

73

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued) (Unaudited) January 31, 2010

Artio Total Return Bond Fund

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/25/10	Credit Suisse London Branch	MXN	202,630,000	15,401,903	15,413,990	$12,087

Net unrealized appreciation on forward foreign exchange contracts to sell						$3,881,991

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

74

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio Total Return Bond Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Corporate Bonds	34.5%	$571,944,619
Asset Backed Securities	28.4	470,326,207
U.S. Government and Agency Obligations	20.8	345,855,474
Foreign Government and Agency Bonds	9.0	149,312,911
Municipal Obligations	0.8	13,361,915
Short-term Investments	11.1	184,835,337

Total Investments	104.6	1,735,636,463
Other Assets and Liabilities (Net)	(4.6)	(76,701,557)

Net Assets	100.0%	$1,658,934,906

75

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—62.3%
			United States—44.6%
			Activant Solutions
12,588,000	USD		9.500% due 05/01/2016 (5)	$12,115,950

			AES Corp
3,635,000	USD		9.750% due 04/15/2016 (5)(9)	3,953,063
12,905,000	USD		8.000% due 06/01/2020 (5)	13,001,787

				16,954,850

			AGCO Corp
9,505,000	EUR		6.875% due 04/15/2014 (5)	13,112,781

			Alliant Techsystems
14,005,000	USD		6.750% due 04/01/2016 (5)	14,040,012

			Allison Transmission
16,830,000	USD		11.000% due 11/01/2015 (5)(9)	17,839,800
6,849,720	USD		11.250% due 11/01/2015 (5)(9)	7,243,579

				25,083,379

			American Axle & Manufacturing Holdings
4,295,000	USD		9.250% due 01/15/2017 (5)(9)	4,466,800

			Appleton Papers
5,900,000	USD		10.500% due 06/15/2015 (5)(9)	5,784,065

			Aramark Corp
20,605,000	USD		3.781% due 02/01/2015 (5)(6)	18,750,550

			Arch Coal
17,289,000	USD		8.750% due 08/01/2016 (5)(9)	18,499,230

			Asbury Automotive
3,945,000	USD		8.000% due 03/15/2014 (5)	3,974,962

			BAC Capital Trust XIV, Multi-Coupon
11,447,000	USD		5.630% due 12/31/2049 (5)(6)	8,213,223

			Boise Paper Holdings LLC
5,350,000	USD		9.000% due 11/01/2017 (5)(9)	5,684,375

			Calpine Corp
3,775,000	USD		7.250% due 10/15/2017 (5)(9)	3,652,313

			Capital One Capital III
5,091,000	USD		7.686% due 08/15/2036	4,836,450

			Casella Waste Systems
12,745,000	USD		9.750% due 02/01/2013 (5)	12,776,862

76

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued
			Casella Waste Systems—Continued

5,780,000	USD		11.000% due 07/15/2014 (5)(9)	$6,300,200

				19,077,062

			Chesapeake Energy
1,295,000	USD		9.500% due 02/15/2015	1,418,025
5,475,000	EUR		6.250% due 01/15/2017 (5)	7,287,439

				8,705,464

			Citigroup Capital XXI, Multi-Coupon
7,505,000	USD		8.300% due 12/21/2057 (5)(6)	7,017,175

			Cloud Peak Energy Resources
16,100,000	USD		8.250% due 12/15/2017 (5)(9)	16,583,000
7,640,000	USD		8.500% due 12/15/2019 (5)(9)	7,983,800

				24,566,800

			Comerica Capital Trust II, Multi-Coupon
5,265,000	USD		6.576% due 02/20/2037 (5)(6)	4,317,300

			Cooper-Standard Automotive (Defaulted)
3,725,000	USD		7.000% due 12/15/2012 (4)(5)	4,078,875

			Delta Air Lines
2,995,000	USD		9.500% due 09/15/2014 (5)(9)	3,137,263

			DPH Holdings (Defaulted)
1,500,000	USD		6.550% due 06/15/2006 (5)	52,500

			Dresser-Rand Group
7,405,000	USD		7.375% due 11/01/2014 (5)	7,367,975

			E*Trade Financial
6,685,000	USD		12.500% due 11/30/2017 (5)	7,754,600

			Edgen Murray
7,065,000	USD		12.250% due 01/15/2015 (5)(9)	6,782,400

			El Paso
4,000,000	USD		8.050% due 10/15/2030	4,016,040
5,685,000	USD		7.800% due 08/01/2031 (5)	5,679,423

				9,695,463

			Energy Future Holdings
5,980,000	USD		10.000% due 01/15/2020 (5)(9)	6,174,350

77

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Exide Technologies, Series B
26,470,000	USD		10.500% due 03/15/2013 (5)	$27,131,750

			Ford Motor Credit
20,165,000	USD		7.500% due 08/01/2012	20,439,990
4,065,000	USD		8.000% due 06/01/2014	4,131,577
3,200,000	USD		8.000% due 12/15/2016	3,223,174
5,980,000	USD		8.125% due 01/15/2020	6,030,393

				33,825,134

			Frontier Communications
16,565,000	USD		9.000% due 08/15/2031 (5)	16,482,175

			General Motors (Defaulted)
2,240,000	USD		7.125% due 07/15/2013 (5)	616,000
7,200,000	USD		8.800% due 03/01/2021	1,944,000
29,645,000	USD		8.250% due 07/15/2023 (5)	8,374,713
2,485,000	USD		8.100% due 06/15/2024 (5)	683,375
2,415,000	EUR		8.375% due 07/05/2033	895,696
3,550,000	USD		8.375% due 07/15/2033 (5)	1,011,750
3,460,000	USD		7.375% due 05/23/2048 (5)	916,900

				14,442,434

			HCA Inc
2,300,000	USD		5.750% due 03/15/2014 (5)	2,121,750
940,000	USD		6.375% due 01/15/2015 (5)	871,850
2,864,000	USD		7.190% due 11/15/2015 (5)	2,691,828
4,752,000	USD		6.500% due 02/15/2016 (5)	4,395,600
1,620,000	USD		8.500% due 04/15/2019 (5)(9)	1,721,250

				11,802,278

			Headwaters Inc
20,686,000	USD		11.375% due 11/01/2014 (5)(9)	21,823,730

			Hertz Corp
10,870,000	EUR		7.875% due 01/01/2014 (5)	14,769,820

			Hexcel Corp
11,258,000	USD		6.750% due 02/01/2015 (5)	10,892,115

			Hornbeck Offshore Services
10,970,000	USD		8.000% due 09/01/2017 (5)(9)	11,134,550

			IASIS Healthcare Capital
11,449,000	USD		8.750% due 06/15/2014 (5)	11,677,980

78

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Ingles Markets
5,520,000	USD		8.875% due 05/15/2017 (5)	$5,747,700

			Invacare Corp
9,240,000	USD		9.750% due 02/15/2015 (5)	9,909,900

			Inverness Medical Innovations
3,365,000	USD		7.875% due 02/01/2016 (5)	3,322,938
2,350,000	USD		7.875% due 02/01/2016 (5)(9)	2,320,625
3,000,000	USD		9.000% due 05/15/2016 (5)	3,075,000

				8,718,563

			iPCS Inc
17,789,069	USD		4.281% due 05/01/2014 (5)(6)	15,476,490

			Johnsondiversey Holdings
3,200,000	USD		8.250% due 11/15/2019 (5)(9)	3,336,000
4,805,000	USD		10.500% due 05/15/2020 (5)(9)	5,057,263

				8,393,263

			JP Morgan Chase Capital XX, Series T
2,460,000	USD		6.550% due 09/29/2036 (5)	2,331,709

			K Hovnanian Enterprises
920,000	USD		6.500% due 01/15/2014 (5)	703,800
2,400,000	USD		6.375% due 12/15/2014 (5)	1,812,000
4,573,000	USD		6.250% due 01/15/2015 (5)	3,452,615
3,030,000	USD		6.250% due 01/15/2016 (5)	2,257,350
7,571,000	USD		8.625% due 01/15/2017 (5)	5,716,105

				13,941,870

			KB Home
3,910,000	USD		5.875% due 01/15/2015 (5)	3,694,950
3,865,000	USD		9.100% due 09/15/2017 (5)	4,116,225

				7,811,175

			Knight Ridder
4,065,000	USD		4.625% due 11/01/2014 (5)	3,089,400
17,479,000	USD		5.750% due 09/01/2017 (5)	12,497,485
8,945,000	USD		6.875% due 03/15/2029 (5)	5,769,525

				21,356,410

			Landry’s Restaurant
10,600,000	USD		11.625% due 12/01/2015 (5)(9)	11,395,000

79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Lennar Corp
4,600,000	USD		12.250% due 06/01/2017 (5)	$5,635,000

			Level 3 Financing
4,240,000	USD		9.250% due 11/01/2014 (5)	3,996,200
16,677,000	USD		4.601% due 02/15/2015 (5)(6)	13,299,907
2,550,000	USD		8.750% due 02/15/2017 (5)	2,314,125
9,810,000	USD		10.000% due 02/01/2018 (5)(9)	9,221,400

				28,831,632

			MacDermid Inc
9,367,000	USD		9.500% due 04/15/2017 (5)(9)	9,507,505

			Marquette Transportation
18,150,000	USD		10.875% due 01/15/2017 (5)(9)	18,240,750

			McJunkin Red Man
8,805,000	USD		9.500% due 12/15/2016 (5)(9)	8,827,012

			Meritage Homes
6,495,000	USD		7.000% due 05/01/2014 (5)	6,275,794
9,855,000	USD		7.731% due 04/30/2017 (5)(9)	8,253,563

				14,529,357

			Mirant Americas Generation
5,530,000	USD		8.500% due 10/01/2021 (5)	5,336,450
24,302,650	USD		9.125% due 05/01/2031 (5)	22,540,708

				27,877,158

			Montana Re
3,025,000	USD		10.004% due 12/07/2012 (4)(6)(9)	3,002,161

			New Albertsons
5,942,000	USD		7.750% due 06/15/2026	5,288,380
3,800,000	USD		6.625% due 06/01/2028	3,021,000
9,875,000	USD		7.450% due 08/01/2029 (5)	8,467,812
5,230,000	USD		8.700% due 05/01/2030 (5)	4,942,350

				21,719,542

			NewMarket Corp
7,675,000	USD		7.125% due 12/15/2016 (5)	7,636,625

			NewPage Corp
14,730,000	USD		11.375% due 12/31/2014 (5)	14,324,925

80

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			NII Capital
6,995,000	USD		8.875% due 12/15/2019 (5)(9)	$6,995,000

			NRG Energy
6,731,000	USD		7.375% due 02/01/2016 (5)	6,714,173
10,810,000	USD		8.500% due 06/15/2019 (5)	10,918,100

				17,632,273

			Plains Exploration & Production
7,690,000	USD		10.000% due 03/01/2016 (5)	8,574,350
5,510,000	USD		8.625% due 10/15/2019 (5)	5,840,600

				14,414,950

			Residential Reinsurance
975,000	USD		7.006% due 06/06/2011 (4)(6)(9)	991,965

			Rite Aid
3,450,000	USD		10.375% due 07/15/2016 (5)	3,657,000
14,685,000	USD		10.250% due 10/15/2019 (5)(9)	15,602,812

				19,259,812

			Sanmina-SCI Corp
38,369,000	USD		3.004% due 06/15/2014 (5)(6)(9)	35,299,480

			Select Medical
3,550,000	USD		7.625% due 02/01/2015 (5)	3,496,750
2,578,000	USD		6.428% due 09/15/2015 (5)(6)	2,403,985

				5,900,735

			Sorenson Communications
10,980,000	USD		10.500% due 02/01/2015 (5)(9)	10,431,000

			SS&C Technologies
3,840,000	USD		11.750% due 12/01/2013 (5)	4,070,400

			Stanadyne Corp
8,130,000	USD		12.000% due 02/15/2015 (5)(6)(8)	5,975,550

			Stanadyne Corp, Series 1
7,020,000	USD		10.000% due 08/15/2014 (4)(5)	6,423,300

			Standard Pacific
2,210,000	USD		7.000% due 08/15/2015 (5)	1,977,950
14,620,000	USD		10.750% due 09/15/2016 (5)	15,460,650

				17,438,600

81

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Successor X
5,850,000	USD		Zero Coupon due 12/09/2010(4)(9)	$5,008,125

			SunGard Data Systems
11,255,000	USD		10.625% due 05/15/2015 (5)	12,296,087
11,975,000	USD		10.250% due 08/15/2015 (5)	12,483,937

				24,780,024

			Toys R Us
1,650,000	USD		7.375% due 10/15/2018 (5)	1,538,625

			Toys R Us Property
5,850,000	USD		10.750% due 07/15/2017 (5)(9)	6,508,125
3,055,000	USD		8.500% due 12/01/2017 (5)(9)	3,161,925

				9,670,050

			United Air Lines
17,180,000	USD		9.875% due 08/01/2013 (5)(9)	17,437,700

			United Rentals North America
9,550,000	USD		9.250% due 12/15/2019 (5)	9,908,125

			Universal Hospital Services
23,778,000	USD		3.859% due 06/01/2015 (5)(6)	20,449,080

			Vanguard Health
10,265,000	USD		9.000% due 10/01/2014 (5)	10,778,250
14,410,000	USD		8.000% due 02/01/2018 (5)(9)	14,139,812

				24,918,062

			Verso Paper
4,455,000	USD		11.500% due 07/01/2014 (5)(9)	4,811,400

			Verso Paper, Series B
5,500,000	USD		4.031% due 08/01/2014 (5)(6)	4,537,500
14,460,000	USD		9.125% due 08/01/2014 (5)	13,718,925

				18,256,425

			Wachovia Capital Trust III, Multi-Coupon
7,640,000	USD		5.800% due 03/29/2049 (5)(6)	5,982,884

			WCA Waste
7,325,000	USD		9.250% due 06/15/2014 (5)	7,471,500

			Wells Fargo Capital XIII, Multi-Coupon
4,650,000	USD		7.700% due 12/29/2049 (5)(6)	4,533,750

82

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United States—Continued

			Windstream Corp
19,290,000	USD		7.875% due 11/01/2017 (5)(9)	$19,145,325

				1,021,836,020

			Canada—2.5%
			Great Canadian Gaming
16,115,000	USD		7.250% due 02/15/2015 (5)(9)	16,094,856

			Reliance Intermediate
12,950,000	USD		9.500% due 12/15/2019 (5)(9)	13,662,250

			Telesat Canada
11,915,000	USD		11.000% due 11/01/2015 (5)	13,374,588
13,107,000	USD		12.500% due 11/01/2017 (5)	15,073,050

				28,447,638

				58,204,744

			United Kingdom—2.4%
			Ardagh Glass Finance
1,170,000	EUR		8.875% due 07/01/2013 (5)	1,678,981
10,010,000	EUR		7.125% due 06/15/2017 (5)	13,184,913
285,000	EUR		8.750% due 02/01/2020 (5)(9)	406,019

				15,269,913

			Barclays Bank
4,126,000	USD		5.926% due 09/29/2049 (5)(6)(9)	3,496,785

			Barclays Bank, Series 1
6,870,000	USD		6.278% due 12/29/2049 (4)(5)(6)	5,341,425

			HBOS Capital Funding
11,490,000	USD		6.071% due 06/29/2049 (5)(6)(9)	8,617,500

			Kerling Plc
3,615,000	EUR		10.625% due 01/28/2017 (5)(9)	5,137,499

			LBG Capital No. 1
1,520,000	EUR		6.439% due 05/23/2020	1,617,490

			LBG Capital No. 2
9,255,000	EUR		6.385% due 05/12/2020	9,752,358

			Royal Bank of Scotland, Multi-Coupon
4,470,000	USD		7.640% due 03/31/2049 (5)(6)	2,595,756

83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			United Kingdom—Continued

			TVN Finance
2,205,000	EUR		10.750% due 11/15/2017 (5)	$3,317,095

				55,145,821

			Germany—1.8%
			Unitymedia GmbH
705,000	USD		10.375% due 02/15/2015 (4)(5)(9)	742,894

			Unitymedia Hessen
11,440,000	EUR		3.597% due 04/15/2013 (5)(6)	15,782,242

			UPC Germany GmbH
1,130,000	USD		8.125% due 12/01/2017 (5)(9)	1,146,950
16,360,000	EUR		8.125% due 12/01/2017 (5)(9)	23,250,203

				24,397,153

				40,922,289

			Indonesia—1.3%
			GT 2005 Bonds, Multi-Coupon
14,945,000	USD		5.000% due 07/21/2014 (5)(8)	11,769,188

			Listrindo Capital
4,700,000	USD		9.250% due 01/29/2015 (5)(9)	4,834,072

			Media Nusantara Citra BV
14,874,545	USD		10.750% due 09/12/2011	14,328,649

				30,931,909

			Brazil—1.3%
			CESP Companhia Energetica Sao Paulo
10,270,000	BRL		9.750% due 01/15/2015 (4)(9)	6,752,003
17,281,000	BRL		9.750% due 01/15/2015 (4)	11,361,380

				18,113,383

			Fibria Overseas Finance
5,600,000	USD		9.250% due 10/30/2019 (5)(9)	6,286,000

			ISA Capital do Brasil
5,540,000	USD		8.800% due 01/30/2017 (5)(9)	5,983,200

				30,382,583

			Bermuda—1.2%
			Intelsat Bermuda
27,540,000	USD		11.500% due 02/04/2017 (5)	28,090,800

84

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued

			Netherlands—1.0%
			Boats Investments
4,325,472	EUR		11.000% due 03/31/2017 (4)(5)	$4,417,984

			Impress Holdings
1,320,000	USD		3.376% due 09/15/2013 (5)(6)(9)	1,263,900
4,990,000	EUR		3.809% due 09/15/2013 (5)(6)	6,641,885
421,000	EUR		3.809% due 09/15/2013 (5)(6)(9)	560,367

				8,466,152

			Sensata Technologies
7,315,000	EUR		9.000% due 05/01/2016 (5)	10,091,530

				22,975,666

			Russia—1.0%
			Evraz Group
4,550,000	USD		8.875% due 04/24/2013	4,675,125
4,455,000	USD		8.250% due 11/10/2015	4,482,844
2,295,000	USD		8.250% due 11/10/2015 (5)(9)	2,289,263
7,905,000	USD		9.500% due 04/24/2018	8,270,606

				19,717,838

			TNK-BP Finance
2,365,000	USD		6.625% due 03/20/2017	2,341,350

				22,059,188

			Italy—0.9%
			Wind Acquisition Finance
2,650,000	EUR		11.750% due 07/15/2017 (5)(9)	3,958,975
3,200,000	USD		11.750% due 07/15/2017 (5)(9)	3,496,000

				7,454,975

			Wind Acquisition Holdings Finance
10,010,000	EUR		12.250% due 07/15/2017 (5)(9)	12,976,730

				20,431,705

			Mexico—0.9%
			Alestra SA
13,060,000	USD		11.750% due 08/11/2014 (9)	14,757,800

			Axtel SAB de CV
1,170,000	USD		7.625% due 02/01/2017 (5)(9)	1,149,525

			MultiCat Mexico 2009, Series B
1,965,000	USD		10.271% due 10/19/2012 (4)(6)(9)	1,983,078

85

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued
			Mexico—Continued

			MultiCat Mexico 2009, Series C
1,965,000	USD		10.271% due 10/19/2012 (4)(6)(9)	$1,983,078

				19,873,481

			France—0.6%
			Europcar Group
1,115,000	EUR		4.214% due 05/15/2013 (5)(6)	1,368,163
5,770,000	EUR		4.214% due 05/15/2013 (5)(6)(9)	7,080,088
3,385,000	EUR		8.125% due 05/15/2014 (5)	4,247,436
1,200,000	EUR		8.125% due 05/15/2014 (5)(9)	1,505,738

				14,201,425

			Norway—0.6%
			Trico Shipping
12,619,065	USD		11.875% due 11/01/2014 (5)(9)	13,313,114

			Ireland—0.6%
			ATLAS VI Capital
2,715,000	EUR		10.283% due 04/06/2013 (4)(6)(9)	3,817,610

			Bank of Ireland
5,820,000	GBP		9.250% due 09/07/2020 (5)(6)	8,937,975

				12,755,585

			Greece—0.5%
			Hellas Telecommunications
9,645,000	EUR		4.684% due 10/15/2012 (5)(6)	10,363,908

			Multinational—0.3%
			Central European Media Enterprises
1,485,000	EUR		2.616% due 05/15/2014 (6)	1,636,866
4,290,000	EUR		11.625% due 09/15/2016 (5)(9)	6,067,043

				7,703,909

			Ghana—0.3%
			Barclays Bank
10,200,000	GHS		19.000% due 10/28/2010	7,126,638

			Singapore—0.3%
			Avago Technologies Finance
6,338,000	USD		11.875% due 12/01/2015 (5)	7,051,025

			Switzerland—0.1%
			UBS AG
2,785,000	EUR		4.280% due 04/29/2049 (5)(6)	3,031,199

86

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CORPORATE BONDS—Continued

			Denmark—0.1%
			Nordic Telephone
1,165,000	EUR		6.222% due 05/01/2016 (5)(6)	$1,615,271

			Hungary—0.0%
			HTCC Holdco I BV
19	EUR		10.934% due 04/15/2013 (4)(5)(6)(9)	13

			TOTAL CORPORATE BONDS (Cost $1,331,647,574)	1,428,016,293

BANK LOANS—21.9%
			United States—18.1%
			Allison Transmission
2,333,529	USD		3.000% due 08/07/2014 (6)	2,147,472

			Astoria Generating Company Acquisitions
19,525,578	USD		4.010% due 08/23/2013 (6)	18,484,220

			ATP Oil & Gas
3,445,889	USD		12.250% due 01/15/2011 (6)	3,460,965
24,407,577	USD		11.250% due 07/15/2014 (6)	24,514,360

				27,975,325

			CIT Group
10,975,000	USD		9.750% due 01/18/2012 (6)	11,239,091
11,888,512	USD		13.000% due 01/20/2012 (6)	12,260,028

				23,499,119

			Coinmach Corp
4,974,874	USD		3.250% due 11/14/2014 (6)	4,435,931
18,163,188	USD		3.270% due 11/20/2014 (6)	16,233,349

				20,669,280

			Community Health Systems
4,059,331	USD		2.506% due 07/25/2014(6)	3,842,149

			Delta Air Lines
18,900,000	USD		2.260% due 04/30/2012 (6)	17,638,425

			Federal-Mogul
13,294,744	USD		2.168% due 12/29/2014 (6)	11,300,533
7,165,430	USD		2.168% due 12/28/2015 (6)	6,090,615

				17,391,148

87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
BANK LOANS—Continued
			United States—Continued

			First Data
7,203,155	USD		2.999% due 09/24/2014 (6)	$6,225,730

			Ford Motor
9,174,458	USD		3.439% due 12/15/2013 (6)(13)	8,608,696
22,244,069	USD		3.259% due 12/16/2013 (6)	20,857,797

				29,466,493

			Gate Gourmet Borrower
1,884,474	EUR		3.207% due 05/14/2012 (6)	1,736,857
2,669,671	EUR		3.207% due 05/01/2013 (6)	2,460,548
9,054,172	USD		2.783% due 05/22/2013 (6)	8,239,297
11,275,600	USD		2.751% due 05/31/2013 (6)	10,260,796

				22,697,498

			Hawker Beechcraft Acquisition
12,439,328	USD		2.236% due 03/26/2014 (6)	9,453,889
737,947	USD		2.251% due 03/26/2014 (6)	560,840

				10,014,729

			HCA Inc
5,739,460	USD		2.501% due 11/18/2013 (6)	5,466,836

			Inverness Medical
6,714,216	USD		4.481% due 06/26/2015 (6)	6,508,593

			Lear Corp
4,744,374	USD		7.250% due 04/25/2012 (6)	6,008,749
11,647,901	USD		9.000% due 11/09/2012 (6)	11,733,804
2,812,500	USD		7.500% due 10/08/2014 (6)	2,838,867

				20,581,420

			Palm Inc
17,018,865	USD		3.760% due 10/24/2014 (6)	15,061,695

			Progressive Moulded Products
1,570,269	USD		8.399% due 08/16/2011 (4)(6)(7)	98,142

			Six Flags Theme Parks
27,605,214	USD		2.490% due 04/30/2015 (6)	27,273,952

			Spectrum Brands
1,428,796	USD		1.500% due 06/29/2012 (6)	1,428,796
29,684,549	USD		8.001% due 06/29/2012 (6)	29,684,549

88

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
BANK LOANS—Continued
			United States—Continued
			Spectrum Brands—Continued

14,497,340	EUR		8.500% due 06/30/2012 (6)	$14,415,793

				45,529,138

			SS&C Technologies
2,988,559	USD		2.254% due 11/28/2012 (6)	2,869,017

			Swift Transportation
37,052,343	USD		8.250% due 05/10/2014 (6)	35,649,652

			Texas Competitive Electric
8,244,139	USD		3.731% due 10/10/2014 (6)	6,771,645
20,175,756	USD		3.775% due 10/10/2014 (6)	16,560,926

				23,332,571

			Univision Communications
32,831,076	USD		2.501% due 09/29/2014 (6)	28,677,945

			Western Refining
2,675,000	USD		10.750% due 05/30/2014 (6)	2,525,486

				413,626,035

			Netherlands—2.4%
			Sensata Technologies
34,201,229	EUR		2.665% due 04/26/2013 (6)	30,439,094

			UPC Broadband
24,450,911	EUR		2.461% due 12/31/2014(6)	23,500,040

				53,939,134

			Germany—1.4%
			Kabel Deutschland
33,378,336	EUR		7.990% due 11/18/2014 (6)	32,903,730

			TOTAL BANK LOANS (Cost $449,296,496)	500,468,899

FOREIGN GOVERNMENT BONDS—3.4%
			Brazil—1.2%
			Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL		10.000% due 01/01/2012	18,364,581
17,085,000	BRL		10.000% due 01/01/2013	8,576,731

				26,941,312

89

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
FOREIGN GOVERNMENT BONDS—Continued

			Indonesia—0.9%
			Indonesia Treasury Bond
40,385,000,000	IDR		9.000% due 09/15/2013	$4,448,673
41,600,000,000	IDR		9.000% due 09/15/2018	4,382,754
117,200,000,000	IDR		10.000% due 09/15/2024	12,673,181

				21,504,608

			Venezuela—0.9%
			Venezuela Government International Bond
11,825,000	USD		7.750% due 10/13/2019	8,052,825
17,565,000	USD		9.250% due 05/07/2028	12,339,412

				20,392,237

			Ghana—0.4%
			Ghana Government Bond
4,400,000	GHS		14.470% due 12/15/2011 (4)	2,905,176
6,500,000	GHS		15.000% due 12/10/2012 (4)	4,281,171
2,800,000	GHS		19.000% due 01/14/2013	2,021,748

				9,208,095

			TOTAL FOREIGN GOVERNMENT BONDS (Cost $77,137,716)	78,046,252

CONVERTIBLE BONDS—2.0%
			United States—1.6%
			Amylin Pharmaceuticals
11,215,000	USD		3.000% due 06/15/2014	9,154,244

			Carrizo Oil & Gas
20,655,000	USD		4.375% due 06/01/2028 (5)	17,995,669

			United Rentals North America
9,705,000	USD		1.875% due 10/15/2023 (5)	9,486,637

				36,636,550

			Multinational—0.4%
			Central European Media Enterprises
11,845,000	USD		3.500% due 03/15/2013 (9)	9,964,606

			TOTAL CONVERTIBLE BONDS (Cost $34,628,576)	46,601,156

90

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Share			(Percentage of	Market
Amount	Currency	Description	Net Assets)	Value
COMMON STOCKS—0.4%
			United States—0.4%
28,233	USD		Federal Mogul (1)	$462,456
129,152	USD		Lear Corp (1)	8,885,658

			TOTAL COMMON STOCKS (Cost $5,734,490)	9,348,114

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Asset)	Value
CREDIT LINKED NOTE—0.3%
			Ukraine—0.3%
			ING Americas Issuance
50,000,000	UAH		20.000% due 10/31/2012 (Cost $6,152,709) (4)	$6,152,710

Share
Amount
PREFERRED STOCKS—0.2%
			United States—0.2%
72,467	USD		Lear Corp (5)	5,090,807
1,600	USD		Merrill Lynch Capital Trust II (5)	31,232

			TOTAL PREFERRED STOCKS (Cost $2,645,236)	5,122,039

WARRANTS—0.1%
			United States—0.1%
18,022	USD		Lear Corp (1) (Cost $650,575)	1,272,804

91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio Global High Income Fund

Face			(Percentage of	Fair Market
Value	Currency	Description	Net Assets)	Value
REPURCHASE AGREEMENT—11.3%
		United States—11.3%
259,470,296	USD	State Street Bank and Trust Company Repurchase Agreement, dated 1/29/2010, due 2/01/2010, with maturity value of $259,470,512 and an effective yield of 0.01%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.145%—4.000%, maturities ranging from 07/22/2010-12/15/2017 and an aggregate fair market value of $264,683,635. (Cost $259,470,296)		$259,470,296

		TOTAL INVESTMENTS—101.9% (Cost $2,167,363,668)		2,334,498,563
		OTHER ASSETS AND LIABILITIES—(1.9)%		(44,067,757)

		TOTAL NET ASSETS—100.0%		$2,290,430,806

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,167,018,520.

92

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2010

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
04/29/10	JPMorgan Chase Bank N.A	AUD	27,500,000	24,103,112	24,766,500	$(663,388)
02/16/10	JPMorgan Chase Bank N.A	MXN	251,639,400	19,209,848	18,900,000	309,848
07/08/10	JPMorgan Chase Bank N.A	MXN	171,162,680	12,842,919	13,130,000	(287,081)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(640,621)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
04/29/10	JPMorgan Chase Bank N.A	AUD	27,500,000	24,103,112	24,022,625	$(80,487)
02/11/10	Brown Brothers Harriman	EUR	108,015,000	149,759,228	158,478,481	8,719,253
02/11/10	JPMorgan Chase Bank N.A	EUR	28,850,000	39,999,572	42,336,386	2,336,814
03/22/10	JPMorgan Chase Bank N.A	EUR	77,410,000	107,316,288	109,423,846	2,107,558

Net unrealized appreciation on forward foreign exchange contracts to sell						$13,083,138

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
UAH	— Ukraine Hryvnia
USD	— United States Dollar

93

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio Global High Income Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Corporate Bonds	62.3%	$1,428,016,293
Bank Loans	21.9	500,468,899
Foreign Government Bonds	3.4	78,046,252
Convertible Bonds	2.0	46,601,156
Common Stocks	0.4	9,348,114
Credit Linked Note	0.3	6,152,710
Preferred Stocks	0.2	5,122,039
Warrants	0.1	1,272,804
Short-term Investments	11.3	259,470,296	*

Total Investments	101.9	2,334,498,563
Other Assets and Liabilities (Net)	(1.9)	(44,067,757	)*

Net Assets	100.0%	$2,290,430,806

*	Includes the current net notional market value of $138,783,064 for swap transaction agreements, which is 6.06% of net assets.

94

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—99.3%
		Capital Goods—12.0%
17,980		Astronics Corp (1)	$145,638
5,390		Duoyuan Global Water ADR (1)	153,615
11,400		Duoyuan Printing (1)	91,770
10,400		Key Technology (1)	149,968
37,370		Mueller Water Products-Class A	168,539
22,880		Titan Machinery (1)	252,137

			961,667

		Banks—11.9%
23,240		Abington Bancorp	165,934
14,122		Cardinal Financial	131,758
12,360		Danvers Bancorp	168,591
73,940		Southern Community Financial	163,407
6,381		Washington Banking	75,296
9,096		WSFS Financial	245,592

			950,578

		Semiconductors & Semiconductor Equipment—10.9%
43,830		Integrated Device Technology (1)	248,516
75,126		LTX-Credence Corp (1)	188,566
8,410		Mellanox Technologies (1)	154,492
20,410		Micrel Inc	152,463
32,590		Photronics Inc (1)	125,471

			869,508

		Retailing—8.6%
4,090		hhgregg Inc (1)	87,117
24,960		Saks Inc (1)	160,743
7,540		Vitamin Shoppe (1)	158,340
84,880		Wet Seal-Class A (1)	284,348

			690,548

		Pharmaceuticals & Biotechnology—8.6%
21,179		BMP Sunstone (1)	113,943
8,050		Genomic Health (1)	133,066
7,730		Obagi Medical Products (1)	82,866
6,140		Par Pharmaceutical (1)	161,605
20,070		Viropharma Inc (1)	198,292

			689,772

		Health Care Equipment & Services—8.2%
3,710		Almost Family (1)	134,896

95

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Health Care Equipment & Services—Continued

8,240		America Service	$126,731
3,320		Genoptix Inc (1)	108,099
10,530		Natus Medical (1)	142,892
5,190		NuVasive Inc (1)	143,244

			655,862

		Energy—5.0%
4,670		Carrizo Oil & Gas (1)	112,080
10,009		Gulfport Energy (1)	103,493
24,990		Union Drilling (1)	181,677

			397,250

		Diversified Financials—4.8%
15,080		Cowen Group (1)	74,646
1,770		Diamond Hill Investment	103,970
7,260		optionsXpress Holdings	104,181
17,700		TICC Capital	103,899

			386,696

		Technology Hardware & Equipment—4.8%
7,870		3PAR Inc (1)	76,103
11,780		Emulex Corp (1)	132,407
4,630		STEC Inc (1)	64,913
9,036		Super Micro Computer (1)	111,775

			385,198

		Commercial & Professional Services—4.7%
23,150		ACCO Brands (1)	178,255
17,160		CBIZ Inc (1)	124,410
50,574		GlobalOptions Group (1)	75,861

			378,526

		Media—3.8%
27,350		Lions Gate Entertainment (1)	142,220
29,930		LodgeNet Interactive (1)	163,717

			305,937

		Consumer Durables & Apparel—3.3%
24,200		Liz Claiborne (1)	117,854
8,800		Perry Ellis International (1)	141,064

			258,918

96

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Microcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Materials—2.9%
20,030		American Vanguard	$152,028
5,810		Quadra Mining (1)	77,938

			229,966

		Consumer Services—2.7%
56,680		Morton’s Restaurant (1)	217,084

		Telecommunication Services—2.5%
6,150		Cbeyond Inc (1)	76,629
15,560		Premiere Global Services (1)	125,725

			202,354

		Household & Personal Products—2.0%
20,660		GLG Life Tech (1)	158,462

		Software & Services—1.8%
4,960		Progress Software (1)	139,525

		Food, Beverage & Tobacco—0.8%
5,420		Zhongpin Inc (1)	66,124

		TOTAL COMMON STOCKS (Cost $7,660,239)	7,943,975

Face
Value
REPURCHASE AGREEMENT—0.7%
51,702	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with maturity value of $51,702 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.000%, a maturity of 11/25/2039 and an aggregate fair market value of $54,759. (Cost $51,702)	51,702

		TOTAL INVESTMENTS—100.0% (Cost $7,711,941)	7,995,677
		OTHER ASSETS AND LIABILITIES—0.0%	1,869

		TOTAL NET ASSETS—100.0%	$7,997,546

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,785,824.

Glossary of Currencies

USD	— United States Dollar

97

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio U.S. Microcap Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	18.4%	$1,472,487
Information Technology	17.4	1,394,231
Healthcare	16.8	1,345,634
Industrials	16.8	1,340,193
Financials	16.7	1,337,274
Energy	5.0	397,250
Materials	2.9	229,966
Consumer Staples	2.8	224,586
Telecommunication Services	2.5	202,354
Short-term Investment	0.7	51,702

Total Investments	100.0	7,995,677
Other Assets and Liabilities (Net)	—	1,869

Net Assets	100.0%	$7,997,546

98

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—99.6%
		Pharmaceuticals & Biotechnology—10.7%
16,390		Cepheid Inc (1)	$240,769
36,410		Myriad Genetics (1)	855,635
22,160		Obagi Medical Products (1)	237,555
15,000		Par Pharmaceutical (1)	394,800
47,350		Viropharma Inc (1)	467,818

			2,196,577

		Semiconductors & Semiconductor Equipment—10.5%
5,960		Atheros Communications (1)	191,137
100,800		Integrated Device Technology (1)	571,536
160,090		LTX-Credence Corp (1)	401,826
17,450		Mellanox Technologies (1)	320,557
36,880		Micrel Inc	275,494
15,050		Microchip Technology	388,440

			2,148,990

		Capital Goods—10.4%
10,600		Aecom Technology (1)	285,882
13,890		Duoyuan Global Water ADR (1)	395,865
26,430		Duoyuan Printing (1)	212,762
14,229		Key Technology (1)	205,182
90,610		Mueller Water Products-Class A	408,651
57,590		Titan Machinery (1)	634,642

			2,142,984

		Retailing—7.6%
10,230		hhgregg Inc (1)	217,899
61,880		Saks Inc (1)	398,507
16,280		Vitamin Shoppe (1)	341,880
181,970		Wet Seal-Class A (1)	609,600

			1,567,886

		Banks—6.9%
20,870		New York Community Bancorp	313,676
15,200		Texas Capital Bancshares (1)	256,120
17,737		Washington Banking	209,297
23,350		WSFS Financial	630,450

			1,409,543

		Consumer Services—6.6%
19,880		Burger King	346,707
147,884		Morton’s Restaurant (1)	566,396

99

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Consumer Services—Continued

15,750		Weight Watchers International	$454,545

			1,367,648

		Health Care Equipment & Services—6.6%
21,040		Exactech Inc (1)	339,796
14,160		Gentiva Health Services (1)	361,647
23,090		Natus Medical (1)	313,331
12,395		NuVasive Inc (1)	342,102

			1,356,876

		Commercial & Professional Services—4.9%
52,850		ACCO Brands (1)	406,945
16,790		Brink’s Co	392,550
7,300		Verisk Analytics-Class A (1)	205,276

			1,004,771

		Diversified Financials—4.9%
33,080		Calamos Asset Management-Class A	428,386
24,830		optionsXpress Holdings	356,310
25,780		Penson Worldwide (1)	217,068

			1,001,764

		Technology Hardware & Equipment—4.6%
30,180		3PAR Inc (1)	291,841
17,490		Emulex Corp (1)	196,588
11,550		STEC Inc (1)	161,931
23,301		Super Micro Computer (1)	288,233

			938,593

		Energy—4.6%
4,790		Alpha Natural Resources (1)	194,522
4,500		Arena Resources (1)	172,530
6,880		Carrizo Oil & Gas (1)	165,120
3,930		Comstock Resources (1)	153,231
34,630		Union Drilling (1)	251,760

			937,163

		Materials—4.1%
41,980		American Vanguard	318,628
20,920		Coeur d’Alene Mines (1)	293,298
9,220		Intrepid Potash (1)	225,798

			837,724

100

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Smallcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Insurance—3.3%
6,570		Hanover Insurance	$278,699
48,300		National Financial Partners (1)	408,135

			686,834

		Software & Services—2.8%
12,510		Progress Software (1)	351,906
27,020		Shanda Games Sponsored ADR (1)	229,670

			581,576

		Telecommunication Services—2.3%
15,970		Cbeyond Inc (1)	198,986
33,560		Premiere Global Services (1)	271,165

			470,151

		Transportation—1.8%
28,620		RailAmerica Inc (1)	361,757

		Real Estate—1.7%
90,340		Chimera Investment REIT	354,133

		Media—1.6%
63,430		Lions Gate Entertainment (1)	329,836

		Household & Personal Products—1.5%
41,445		GLG Life Tech (1)	317,883

		Consumer Durables & Apparel—1.4%
57,750		Liz Claiborne (1)	281,242

		Food, Beverage & Tobacco—0.8%
13,700		Zhongpin Inc (1)	167,140

		TOTAL COMMON STOCKS (Cost $19,878,348)	20,461,071

101

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Smallcap Fund

Face
Value	Currency
REPURCHASE AGREEMENT—1.7%
355,950	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with maturity value of $355,950 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 09/17/2010, and an aggregate fair market value of $364,490. (Cost $355,950)	$355,950

		TOTAL INVESTMENTS—101.3% (Cost $20,234,298)	20,817,021
		OTHER ASSETS AND LIABILITIES—(1.3)%	(265,344)

		TOTAL NET ASSETS—100.0%	$20,551,677

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $20,320,787.

Glossary of Currencies

USD	— United States Dollar

102

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio U.S. Smallcap Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Information Technology	17.8%	$3,669,159
Healthcare	17.3	3,553,453
Consumer Discretionary	17.2	3,546,612
Industrials	17.1	3,509,512
Financials	16.8	3,452,274
Energy	4.6	937,163
Materials	4.1	837,724
Consumer Staples	2.4	485,023
Telecommunication Services	2.3	470,151
Short-term Investment	1.7	355,950

Total Investments	101.3	20,817,021
Other Assets and Liabilities (Net)	(1.3)	(265,344)

Net Assets	100.0%	$20,551,677

103

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—98.0%
		Pharmaceuticals & Biotechnology—12.3%
1,120		Alexion Pharmaceuticals (1)	$51,934
2,015		Celgene Corp (1)	114,412
840		Cephalon Inc (1)	53,626
6,500		King Pharmaceuticals (1)	78,065
1,290		Life Technologies (1)	64,126
11,900		Myriad Genetics (1)	279,650

			641,813

		Software & Services—8.2%
5,760		Activision Blizzard (1)	58,522
4,690		Electronic Arts (1)	76,353
400		MasterCard Inc-Class A	99,960
3,670		Paychex Inc	106,393
2,070		Sybase Inc (1)	84,187

			425,415

		Commercial & Professional Services—7.6%
2,360		Copart Inc (1)	79,674
2,310		FTI Consulting (1)	95,749
2,280		Stericycle Inc (1)	120,680
3,530		Verisk Analytics-Class A (1)	99,264

			395,367

		Diversified Financials—7.6%
420		CME Group	120,464
3,610		Raymond James Financial	91,369
2,080		T Rowe Price	103,210
4,490		TD Ameritrade (1)	79,742

			394,785

		Energy—7.4%
1,570		Alpha Natural Resources (1)	63,758
2,470		Continental Resources (1)	93,786
4,100		PetroHawk Energy (1)	91,553
4,520		Smith International	137,046

			386,143

		Retailing—7.2%
2,970		Abercrombie & Fitch-Class A	93,674
2,680		hhgregg Inc (1)	57,084
3,420		Macy’s Inc	54,481
7,050		OfficeMax Inc (1)	91,438

104

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Retailing—Continued

1,950		Tiffany & Co	$79,189

			375,866

		Consumer Services—7.2%
4,570		Burger King	79,701
1,520		Darden Restaurants	56,179
33,180		Morton’s Restaurant (1)	127,080
3,870		Weight Watchers International	111,688

			374,648

		Materials—6.7%
1,020		Agnico-Eagle Mines	51,683
2,220		Airgas Inc	93,817
1,950		Intrepid Potash (1)	47,756
1,490		Mosaic Co	79,730
1,850		Nucor Corp	75,480

			348,466

		Health Care Equipment & Services—5.3%
2,240		CIGNA Corp	75,645
1,440		CR Bard	119,362
2,150		St Jude Medical (1)	81,119

			276,126

		Semiconductors & Semiconductor Equipment—5.1%
25,790		Integrated Device Technology (1)	146,229
4,690		Microchip Technology	121,049

			267,278

		Real Estate—5.0%
20,590		Chimera Investment REIT	80,713
2,960		Plum Creek Timber REIT	107,063
2,760		St Joe (1)	71,760

			259,536

		Insurance—3.4%
7,440		Fidelity National Financial -Class A	95,976
1,870		Hanover Insurance	79,325

			175,301

		Capital Goods—3.2%
2,990		Aecom Technology (1)	80,640

105

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Midcap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Capital Goods—Continued

1,040		L-3 Communications	$86,674

			167,314

		Technology Hardware & Equipment—3.0%
6,490		3PAR Inc (1)	62,758
4,360		Emulex Corp (1)	49,006
1,620		NetApp Inc (1)	47,191

			158,955

		Household & Personal Products—2.5%
1,290		Clorox Co	76,330
1,210		Mead Johnson Nutrition-Class A	54,728

			131,058

		Media—1.9%
7,850		CBS Corp-Class B	101,501

		Transportation—1.8%
1,800		Allegiant Travel (1)	92,160

		Banks—1.6%
1,520		PNC Financial Services	84,254

		Food & Staples Retailing—1.0%
2,240		Safeway Inc	50,288

		TOTAL COMMON STOCKS (Cost $4,481,154)	5,106,274

Face
Value	Currency
REPURCHASE AGREEMENT—1.3%
68,408	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with a maturity value of $68,409 and an effective yield of 0.010% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 09/17/2010, and an aggregate fair market value of $72,898. (Cost $68,408)	68,408

		TOTAL INVESTMENTS—99.3% (Cost $4,549,562)	5,174,682
		OTHER ASSETS AND LIABILITIES—0.7%	34,684

		TOTAL NET ASSETS—100.0%	$5,209,366

106

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Midcap Fund

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $4,596,461.

Glossary of Currencies

USD	— United States Dollar

107

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio U.S. Midcap Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Healthcare	17.6%	$917,939
Financials	17.5	913,876
Consumer Discretionary	16.4	852,015
Information Technology	16.3	851,648
Industrials	12.6	654,841
Energy	7.4	386,143
Materials	6.7	348,466
Consumer Staples	3.5	181,346
Short-term Investment	1.3	68,408

Total Investments	99.3	5,174,682
Other Assets and Liabilities (Net)	0.7	34,684

Net Assets	100.0%	$5,209,366

108

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—99.0%
		Diversified Financials—12.5%
3,820		American Express	$143,861
9,350		Bank of America	141,933
500		CME Group	143,410
4,180		Morgan Stanley	111,940
7,440		optionsXpress Holdings	106,764
3,200		State Street	137,216
2,130		T Rowe Price	105,691

			890,815

		Pharmaceuticals & Biotechnology—11.6%
2,190		Abbott Laboratories	115,939
1,860		Amgen Inc (1)	108,773
2,730		Celgene Corp (1)	155,009
13,790		Myriad Genetics (1)	324,065
2,170		Teva Pharmaceutical Industries Sponsored ADR	123,082

			826,868

		Energy—8.8%
2,150		Alpha Natural Resources (1)	87,312
2,895		Carrizo Oil & Gas (1)	69,480
1,200		Chevron Corp	86,544
5,760		PetroHawk Energy (1)	128,621
6,200		Smith International	187,984
1,480		Ultra Petroleum (1)	67,991

			627,932

		Capital Goods—8.2%
1,720		Danaher Corp	122,722
2,450		Raytheon Co	128,453
16,760		Titan Machinery (1)	184,695
2,220		United Technologies	149,806

			585,676

		Health Care Equipment & Services—7.7%
2,230		Baxter International	128,426
2,140		CR Bard	177,384
2,030		Medco Health Solutions (1)	124,804
2,990		St Jude Medical (1)	112,813

			543,427

		Retailing—7.1%
3,110		Abercrombie & Fitch-Class A	98,089

109

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued
		Retailing—Continued

760		Amazon.com Inc (1)	$95,312
6,240		Lowe’s Cos	135,096
16,430		Saks Inc (1)	105,809
21,620		Wet Seal-Class A (1)	72,427

			506,733

		Software & Services—6.7%
4,250		Electronic Arts (1)	69,190
510		MasterCard Inc-Class A	127,449
4,880		Microsoft Corp	137,518
5,000		Paychex Inc	144,950

			479,107

		Materials—5.9%
1,400		Agnico-Eagle Mines	70,938
2,020		Barrick Gold	70,337
2,620		Mosaic Co	140,196
1,860		Praxair Inc	140,095

			421,566

		Technology Hardware & Equipment—5.3%
1,160		Apple Inc (1)	222,859
3,210		Hewlett-Packard Co	151,095

			373,954

		Semiconductors & Semiconductor Equipment—5.2%
21,760		Integrated Device Technology (1)	123,379
3,090		Linear Technology	80,649
6,440		Microchip Technology	166,217

			370,245

		Food, Beverage & Tobacco—4.0%
4,760		PepsiCo Inc	283,791

		Consumer Services—3.6%
4,750		Starbucks Corp (1)	103,503
5,290		Weight Watchers International	152,669

			256,172

		Household & Personal Products—3.2%
1,780		Clorox Co	105,323
2,020		Procter & Gamble	124,331

			229,654

110

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Multicap Fund

Share		(Percentage of	Fair Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

		Commercial & Professional Services—3.0%
2,665		Stericycle Inc (1)	$141,059
2,560		Verisk Analytics-Class A (1)	71,987

			213,046

		Banks—2.7%
1,360		PNC Financial Services	75,385
3,940		Wells Fargo	112,014

			187,399

		Media—2.0%
10,710		CBS Corp-Class B	138,480

		Transportation—1.5%
2,100		Allegiant Travel (1)	107,520

		TOTAL COMMON STOCKS (Cost $6,386,510)	7,042,385

PREFERRED STOCKS—0.1%
		Diversified Financials—0.1%
554		Bank of America (Cost $8,521)	8,366

Face
Value	Currency
REPURCHASE AGREEMENT—0.6%
42,397	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/29/2010, due 02/01/2010, with a maturity value of $42,397 and an effective yield of 0.010% collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 09/17/2010, and an aggregate fair market value of $46,863. (Cost $42,397)	42,397

		TOTAL INVESTMENTS—99.7% (Cost $6,437,428)	7,093,148
		OTHER ASSETS AND LIABILITIES—0.3%	23,432

		TOTAL NET ASSETS—100.0%	$7,116,580

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $6,494,431.

111

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2010

Artio U.S. Multicap Fund

Glossary of Currencies

USD	— United States Dollar

Master Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced. Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at January 31, 2010.
(4)	Illiquid security.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(12)	Security valued at fair value as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

112

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)	January 31, 2010

Artio U.S. Multicap Fund

At January 31, 2010, sector diversification of the Fund’s investments were as follows:

	% of Net	Fair Market
	Assets	Value
INDUSTRY SECTOR
Healthcare	19.3%	$1,370,295
Information Technology	17.2	1,223,306
Financials	15.3	1,086,580
Industrials	12.7	906,242
Consumer Discretionary	12.7	901,385
Energy	8.8	627,932
Consumer Staples	7.2	513,445
Materials	5.9	421,566
Short-term Investment	0.6	42,397

Total Investments	99.7	7,093,148
Other Assets and Liabilities (Net)	0.3	23,432

Net Assets	100.0%	$7,116,580

113

NOTES TO FINANCIAL STATEMENTS

1.	Significant Accounting Policies

a) Portfolio valuation: Each Fund’s asset for which market quotations are readily available are valued at fair market value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trusts’ Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Asset and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s asset are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. The closing prices of domestic prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an avent that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on

114

NOTES TO FINANCIAL STATEMENTS (Continued)

the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Quoted prices in active markets for identical investments

Level 2—	Other significant observable inputs (including quoted prices for similar investments, interest rates,

prepayment speeds, credit risk, etc.)

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Funds’ investments:

115

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Global Equity Fund Inc.

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$31,678,232	$—	$—	$31,678,232
Japan	—	4,806,480	—	4,806,480
France	—	4,580,802	—	4,580,802
Switzerland	283,032	3,404,970	—	3,688,002
Australia	—	2,944,994	—	2,944,994
Canada	2,790,996	—	—	2,790,996
Germany	—	2,549,507	—	2,549,507
South Korea	394,196	1,805,282	—	2,199,478
Russia	488,582	1,459,086	—	1,947,668
United Kingdom	—	1,720,551	—	1,720,551
China	383,514	1,317,229	—	1,700,743
Brazil	1,549,012	—	—	1,549,012
South Africa	—	1,187,603	—	1,187,603
Hong Kong	169,095	857,934	—	1,027,029
Netherlands	—	888,269	—	888,269
Italy	—	803,909	—	803,909
Austria	—	787,988	—	787,988
Norway	—	725,641	—	725,641
Spain	—	443,510	—	443,510
Ireland	429,469	—	—	429,469
Belgium	—	411,879	—	411,879
Finland	—	370,013	—	370,013
Multinational	—	366,742	—	366,742
Czech Republic	—	365,527	—	365,527
Turkey	—	339,614	—	339,614
Macau	297,931	—	—	297,931
Singapore	—	286,117	—	286,117
Poland	—	284,611	—	284,611
Denmark	—	279,850	—	279,850
India	—	256,241	—	256,241
Indonesia	—	238,474	—	238,474
Israel	237,090	—	—	237,090
Chile	223,373	—	—	223,373
Taiwan	188,336	—	—	188,336

TOTAL COMMON STOCKS	39,112,858	33,482,823	—	72,595,681

116

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
EQUITY LINKED NOTES
India	$—	$821,632	$—	$821,632
Taiwan	—	580,098	—	580,098
United States	269,672	—	—	269,672

TOTAL EQUITY LINKED NOTES	269,672	1,401,730	—	1,671,402

PREFERRED STOCKS
Brazil	189,537	—	—	189,537
Philippines	—	—	122	122

TOTAL PREFERRED STOCKS	189,537	—	122	189,659

INVESTMENT FUND
United States	354,200	—	—	354,200

SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	—	156,258	—	156,258

TOTAL SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING	—	156,258	—	156,258

REPURCHASE AGREEMENT
United States	—	2,862,016	—	2,862,016

TOTAL INVESTMENTS	39,926,267	37,902,827	122	77,829,216

FORWARD FOREIGN EXCHANGE CONTRACTS	—	46,329	—	46,329

TOTAL	$39,926,267	$37,949,156	$122	$77,875,545

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(63,272)	$—	$(63,272)

TOTAL	$—	$(63,272)	$—	$(63,272)

117

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Global Equity Fund
Detail Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—01/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of			Unrealized						from Investments
Investments in	October 31,	Accrued Discounts		Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	Realized Gain (Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2010	January 31, 2010
UNITED STATES
PREFERRED STOCKS
Philippines	$119	$—	$—	$3	$—	$—	$—	$—	$122	$3

TOTAL	$119	$—	$—	$3	$—	$—	$—	$—	$122	$3

118

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$—	$1,026,341,028	$—	$1,026,341,028
United Kingdom	4,251,901	886,841,230	—	891,093,131
France	8,977,323	775,730,383	—	784,707,706
Switzerland	—	736,875,822	—	736,875,822
Germany	—	696,403,030	—	696,403,030
Australia	956,632	628,683,683	—	629,640,315
Russia	114,641,687	462,125,955	18,786,982	595,554,624
Netherlands	—	516,750,796	—	516,750,796
Canada	450,776,234	—	—	450,776,234
South Korea	—	301,129,149	—	301,129,149
Italy	—	293,268,357	—	293,268,357
Czech Republic	—	188,147,300	—	188,147,300
Austria	—	175,206,083	—	175,206,083
Norway	—	174,306,026	—	174,306,026
Poland	—	161,596,465	—	161,596,465
Mexico	157,128,728	—	—	157,128,728
Hong Kong	17,783,422	116,617,691	—	134,401,113
China	3,751,248	105,122,741	—	108,873,989
Romania	5,909,980	87,926,812	—	93,836,792
Sweden	—	87,182,888	—	87,182,888
Ukraine	11,779,532	58,336,039	16,152,323	86,267,894
Hungary	—	81,823,410	—	81,823,410
Finland	—	76,578,235	—	76,578,235
Bulgaria	—	56,125,234	8,801,317	64,926,551
Denmark	—	63,952,937	—	63,952,937
Spain	—	51,121,632	—	51,121,632
Belgium	—	50,144,468	—	50,144,468
South Africa	—	50,122,356	—	50,122,356
Multinational	11,830,966	35,218,363	—	47,049,329
Ireland	—	45,902,973	—	45,902,973
Brazil	34,370,542	—	—	34,370,542
Indonesia	1,080,486	30,643,603	—	31,724,089
Turkmenistan	—	28,052,870	—	28,052,870
Serbia	24,240,927	—	2,732,095	26,973,022
Georgia	—	25,380,812	—	25,380,812
Lebanon	22,374,330	—	—	22,374,330
Venezuela	—	—	20,307,174	20,307,174
Portugal	—	17,222,520	—	17,222,520
Greece	—	9,196,723	—	9,196,723
India	—	8,645,653	—	8,645,653
Zambia	—	—	7,999,904	7,999,904

119

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Thailand	$—	$7,943,257	$—	$7,943,257
Cyprus	—	7,028,990	—	7,028,990
Israel	3,364,971	—	—	3,364,971
Latvia	—	—	2,794,706	2,794,706
Malaysia	—	2,382,024	—	2,382,024
Lithuania	—	2,125,819	—	2,125,819
Croatia	—	42,064	—	42,064

TOTAL COMMON STOCKS	873,218,909	8,128,245,421	77,574,501	9,079,038,831

EQUITY LINKED NOTES
Taiwan	—	325,433,516	—	325,433,516
India	—	161,833,142	—	161,833,142
Serbia	—	15,966,558	—	15,966,558
Ukraine	—	529,571	—	529,571

TOTAL EQUITY LINKED NOTES	—	503,762,787	—	503,762,787

PREFERRED STOCKS
Brazil	73,120,418	—	—	73,120,418
Germany	—	30,590,494	—	30,590,494
Russia	7,342,522	7,839,703	—	15,182,225
Bulgaria	12,767,293	—	—	12,767,293
Philippines	—	—	24,792	24,792

TOTAL PREFERRED STOCKS	93,230,233	38,430,197	24,792	131,685,222

INVESTMENT FUNDS
Multinational	15,797,047	—	—	15,797,047
Australia	—	10,523,173	—	10,523,173
Romania	—	9,166,696	—	9,166,696
Sweden	—	5,354,730	—	5,354,730
Russia	—	—	1,157,925	1,157,925

TOTAL INVESTMENT FUNDS	15,797,047	25,044,599	1,157,925	41,999,571

FOREIGN GOVERNMENT COMPENSATION NOTES BULGARIA	5,559,731	532,556	—	6,092,287

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES	5,559,731	532,556	—	6,092,287

RIGHTS
Italy	69,631	—	—	69,631

SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	—	199,356,922	—	199,356,922

120

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
REPURCHASE AGREEMENT
United States	$—	$248,903	$—	$248,903

TOTAL INVESTMENTS	987,875,551	8,895,621,385	78,757,218	9,962,254,154

FORWARD FOREIGN EXCHANGE CONTRACTS	—	64,541,060	—	64,541,060

TOTAL	$987,875,551	$8,960,162,445	$78,757,218	$10,026,795,214

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(12,125,383)	$—	$(12,125,383)

Financial Futures Contracts	(557,945)	—	—	(557,945)

TOTAL	$(557,945)	$(12,125,383)	$—	$(12,683,328)

121

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio International Equity Fund
Detail Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—01/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2010	January 31, 2010
COMMON STOCKS
Bulgaria	$10,480,179	$—	$—	$(1,678,862)	$—	$—	$—	$—	$8,801,317	$(1,678,862)
Latvia	2,963,033	—	—	(168,327)	—	—	—	—	2,794,706	(168,327)
Russia	12,364,077	—	—	8,025,979	—	—	—	(1,603,074)	18,786,982	7,666,315
Serbia	32,215,204	—	(1,114,952)	(6,494,632)	—	(464,904)	—	(21,408,621)	2,732,095	(651,428)
Ukraine	32,461,138	—	—	1,728,870	—	—	—	(18,037,685)	16,152,323	(452,454)
Venezuela	20,797,915	—	—	(490,741)	—	—	—	—	20,307,174	(490,741)
Zambia	8,081,113	—	—	(81,209)	—	—	—	—	7,999,904	(81,209)
INVESTMENT FUNDS
Russia	1,157,925	—	—	—	—	—	—	—	1,157,925	—
PREFERRED STOCKS
Philippines	24,212	—	—	580	—	—	—	—	24,792	580
Russia	7,101,650	—	—	738,053	—	—	—	(7,839,703)	—	—

TOTAL	$127,646,446	$—	$(1,114,952)	$1,579,711	$—	$(464,904)	$—	$(48,889,083)	$78,757,218	$4,143,874

122

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Japan	$—	$895,756,780	$—	$895,756,780
United Kingdom	—	813,820,708	—	813,820,708
France	7,747,226	706,743,023	—	714,490,249
Switzerland	—	629,090,536	—	629,090,536
Germany	—	617,206,236	—	617,206,236
Australia	916,054	547,101,762	—	548,017,816
Russia	67,086,920	460,572,509	—	527,659,429
Netherlands	—	474,388,023	—	474,388,023
Canada	407,780,538	—	—	407,780,538
South Korea	—	294,183,671	—	294,183,671
Italy	—	273,830,720	—	273,830,720
Norway	—	176,380,940	—	176,380,940
Czech Republic	—	160,454,581	—	160,454,581
Mexico	136,300,813	—	—	136,300,813
Austria	—	136,201,110	—	136,201,110
Poland	—	129,224,604	—	129,224,604
Hong Kong	15,588,540	101,876,249	—	117,464,789
China	4,313,683	88,273,842	—	92,587,525
Hungary	—	85,211,070	—	85,211,070
Sweden	—	84,810,708	—	84,810,708
Denmark	—	58,928,846	—	58,928,846
South Africa	—	53,839,627	—	53,839,627
Finland	—	52,115,647	—	52,115,647
Spain	—	47,753,963	—	47,753,963
Belgium	—	46,177,643	—	46,177,643
Ireland	—	42,339,802	—	42,339,802
Romania	—	36,713,812	—	36,713,812
Brazil	35,511,801	—	—	35,511,801
Indonesia	1,259,914	32,270,887	—	33,530,801
Turkmenistan	—	29,059,296	—	29,059,296
Multinational	6,166,371	19,454,322	—	25,620,693
Lebanon	17,314,235	—	—	17,314,235
Ukraine	1,673,799	14,425,318	—	16,099,117
Portugal	—	14,747,077	—	14,747,077
India	—	11,187,245	—	11,187,245
Thailand	—	10,024,303	—	10,024,303
Greece	—	8,558,677	—	8,558,677
Cyprus	—	6,871,484	—	6,871,484

123

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Israel	$5,702,062	$—	$—	$5,702,062
Malaysia	—	2,050,710	—	2,050,710

TOTAL COMMON STOCKS	707,361,956	7,161,645,731	—	7,869,007,687

EQUITY LINKED NOTES
Taiwan	—	327,713,521	—	327,713,521
India	—	171,145,096	—	171,145,096

TOTAL EQUITY LINKED NOTES	—	498,858,617	—	498,858,617

PREFERRED STOCKS
Brazil	68,938,002	—	—	68,938,002
Germany	—	30,281,639	—	30,281,639
Russia	6,255,279	719,992	—	6,975,271
Philippines	—	—	18,682	18,682

TOTAL PREFERRED STOCKS	75,193,281	31,001,631	18,682	106,213,594

INVESTMENT FUND
Multinational	13,586,191	—	—	13,586,191

RIGHTS
Italy	50,336	—	—	50,336

SHORT-TERM INVESTMENTS COLLATERAL FROM SECURITY LENDING
United States	—	106,578,934	—	106,578,934

REPURCHASE AGREEMENT
United States	—	40,286,673	—	40,286,673

TOTAL INVESTMENTS	796,191,764	7,838,371,586	18,682	8,634,582,032

FORWARD FOREIGN EXCHANGE CONTRACTS	—	54,420,247	—	54,420,247

TOTAL	$796,191,764	$7,892,791,833	$18,682	$8,689,002,279

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(7,690,141)	$—	$(7,690,141)

Financial Futures Contracts	(387,419)	—	—	(387,419)

TOTAL	$(387,419)	$(7,690,141)	$—	$(8,077,560)

124

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio International Equity Fund II
Detail Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—01/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2010	January 31, 2010
PREFERRED STOCKS
Philippines	$18,244	$—	$—	$438	$—	$—	$—	$—	$18,682	$438
Russia	652,210	—	—	67,782	—	—	—	(719,992)	—	—

TOTAL	$670,454	$—	$—	$68,220	$—	$—	$—	$(719,992)	$18,682	$438

125

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$355,625,273	$—	$355,625,273
United Kingdom	—	68,102,370	—	68,102,370
Canada	—	36,508,840	—	36,508,840
Australia	—	27,427,429	—	27,427,429
Supranational	—	21,542,126	—	21,542,126
Ireland	—	16,032,093	—	16,032,093
Netherlands	—	10,883,516	—	10,883,516
France	—	9,191,158	—	9,191,158
Brazil	—	8,217,755	—	8,217,755
Germany	—	7,961,900	—	7,961,900
Hong Kong	—	5,801,033	—	5,801,033
Finland	—	4,651,126	—	4,651,126

TOTAL CORPORATE BONDS	—	571,944,619	—	571,944,619

ASSET BACKED SECURITIES
United States	—	469,782,409	—	469,782,409
Russia	—	—	543,798	543,798

TOTAL ASSET BACKED SECURITIES	—	469,782,409	543,798	470,326,207

U.S. GOVERNMENT AND AGENCY OBLIGATIONS	—	345,855,474	—	345,855,474
FOREIGN GOVERNMENT AND AGENCY BONDS
Brazil	—	43,724,227	—	43,724,227
Greece	—	39,290,478	—	39,290,478
France	—	37,918,276	—	37,918,276
Qatar	—	17,181,212	—	17,181,212
Canada	—	8,794,703	—	8,794,703
Bahamas	—	2,404,015	—	2,404,015

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	149,312,911	—	149,312,911

MUNICIPAL OBLIGATIONS
United States	—	13,361,915	—	13,361,915

TOTAL MUNICIPAL OBLIGATIONS	—	13,361,915	—	13,361,915

REPURCHASE AGREEMENT
United States	—	184,835,337	—	184,835,337

TOTAL INVESTMENTS	—	1,735,092,665	543,798	1,735,636,463

FORWARD FOREIGN EXCHANGE CONTRACTS	—	3,923,696	—	3,923,696

TOTAL	$—	$1,739,016,361	$543,798	$1,739,560,159

126

NOTES TO FINANCIAL STATEMENTS (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(3,117,691)	$—	$(3,117,691)

TOTAL	$—	$(3,117,691)	$—	$(3,117,691)

127

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Total Return Bond Fund
Detail Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—01/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of			Unrealized						from Investments
Investments in	October 31,	Accrued Discounts		Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	Realized Gain (Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2010	January 31, 2010
UNITED STATES
ASSET BACKED SECURITIES
Russia	$556,183	$—	$1,838	$76,138	$—	$(90,361)	$—	$—	$543,798	$76,138

TOTAL	$556,183	$—	$1,838	$76,138	$—	$(90,361)	$—	$—	$543,798	$76,138

128

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,020,844,055	$991,965	$1,021,836,020
Canada	—	58,204,744	—	58,204,744
United Kingdom	—	55,145,821	—	55,145,821
Germany	—	40,922,289	—	40,922,289
Indonesia	—	30,931,909	—	30,931,909
Brazil	—	12,269,200	18,113,383	30,382,583
Bermuda	—	28,090,800	—	28,090,800
Netherlands	—	22,975,666	—	22,975,666
Russia	—	22,059,188	—	22,059,188
Italy	—	20,431,705	—	20,431,705
Mexico	—	19,873,481	—	19,873,481
France	—	14,201,425	—	14,201,425
Norway	—	13,313,114	—	13,313,114
Ireland	—	8,937,975	3,817,610	12,755,585
Greece	—	10,363,908	—	10,363,908
Multinational	—	7,703,909	—	7,703,909
Ghana	—	—	7,126,638	7,126,638
Singapore	—	7,051,025	—	7,051,025
Switzerland	—	3,031,199	—	3,031,199
Denmark	—	1,615,271	—	1,615,271
Hungary	—	—	13	13

TOTAL CORPORATE BONDS	—	1,397,966,684	30,049,609	1,428,016,293

BANK LOANS
United States	—	376,254,892	37,371,143	413,626,035
Netherlands	—	53,939,134	—	53,939,134
Germany	—	32,903,730	—	32,903,730

TOTAL BANK LOANS	—	463,097,756	37,371,143	500,468,899

FOREIGN GOVERNMENT BONDS
Brazil	—	26,941,312	—	26,941,312
Indonesia	—	21,504,608	—	21,504,608
Venezuela	—	20,392,237	—	20,392,237
Ghana	—	9,208,095	—	9,208,095

TOTAL FOREIGN GOVERNMENT BONDS	—	78,046,252	—	78,046,252

CONVERTIBLE BONDS
United States	—	36,636,550	—	36,636,550
Multinational	—	9,964,606	—	9,964,606

TOTAL CONVERTIBLE BONDS	—	46,601,156	—	46,601,156

129

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$9,348,114	$—	$—	$9,348,114

CREDIT LINKED NOTE
Ukraine	—	6,152,710	—	6,152,710

PREFERRED STOCKS
United States	—	5,122,039	—	5,122,039

WARRANTS
United States	—	1,272,804	—	1,272,804

REPURCHASE AGREEMENT
United States	—	259,470,296	—	259,470,296

TOTAL INVESTMENTS	9,348,114	2,257,729,697	67,420,752	2,334,498,563

FORWARD FOREIGN EXCHANGE CONTRACTS	—	13,473,473	—	13,473,473
Swaps	—	84,825	—	84,825

TOTAL	$9,348,114	$2,271,287,995	$67,420,752	$2,348,056,861

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(1,030,956)	$—	$(1,030,956)

Swaps	—	(2,563,661)	—	(2,563,661)

TOTAL	$—	$(3,594,617)	$—	$(3,594,617)

130

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2009—1/31/2010
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2009	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2010	January 31, 2010
BANK LOANS
Canada	$2,793,523	$5,579	$(73,410)	$98,644	$—	$(2,824,336)	$—	$—	$—	$—
United States	26,618,055	255,523	(331,218)	558,542	14,964,118	(687,897)	6,008,749	(10,014,729)	37,371,143	(237)
CORPORATE BONDS
Brazil	12,660,155	(49,598)	—	(218,466)	5,721,292	—	—	—	18,113,383	(218,466)
Ghana	7,202,638	—	—	(76,000)	—	—	—	—	7,126,638	(76,000)
Hungary	612,548	(16)	(437,616)	507,260	—	(682,163)	—	—	13	(1)
Ireland	998,650	(1,337)	—	(222,065)	4,042,362	(1,000,000)	—	—	3,817,610	(224,752)
Japan	473,554	—	(12,125)	11,446	—	(472,875)	—	—	—	—
Mexico	3,984,038	—	—	(17,882)	—	—	—	(3,966,156)	—	—
Netherlands	11,422,048	92,983	—	400,766	—	—	—	(11,915,797)	—	—
United States	6,709,532	18,860	(29,587)	1,730,622	3,569,188	(504,475)	—	(10,502,175)	991,965	42,071

TOTAL	$73,474,741	$321,994	$(883,956)	$2,772,867	$28,296,960	$(6,171,746)	$6,008,749	$(36,398,857)	$67,420,752	$(477,385)

131

NOTES TO FINANCIAL STATEMENTS (Continued)

Artio U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$961,667	$—	$—	$961,667
Banks	950,578	—	—	950,578
Semiconductors & Semiconductor Equipment	869,508	—	—	869,508
Retailing	690,548	—	—	690,548
Pharmaceuticals & Biotechnology	689,772	—	—	689,772
Health Care Equipment & Services	655,862	—	—	655,862
Energy	397,250	—	—	397,250
Diversified Financials	386,696	—	—	386,696
Technology Hardware & Equipment	385,198	—	—	385,198
Commercial & Professional Services	378,526	—	—	378,526
Media	305,937	—	—	305,937
Consumer Durables & Apparel	258,918	—	—	258,918
Materials	229,966	—	—	229,966
Consumer Services	217,084	—	—	217,084
Telecommunication Services	202,354	—	—	202,354
Household & Personal Products	158,462	—	—	158,462
Software & Services	139,525	—	—	139,525
Food, Beverage & Tobacco	66,124	—	—	66,124

TOTAL COMMON STOCKS	7,943,975	—	—	7,943,975

REPURCHASE AGREEMENT	—	51,702	—	51,702

TOTAL INVESTMENTS	7,943,975	51,702	—	7,995,677

TOTAL	$7,943,975	$51,702	$—	$7,995,677

Artio U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$2,196,577	$—	$—	$2,196,577
Semiconductors & Semiconductor Equipment	2,148,990	—	—	2,148,990
Capital Goods	2,142,984	—	—	2,142,984
Retailing	1,567,886	—	—	1,567,886
Banks	1,409,543	—	—	1,409,543

132

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Consumer Services	$1,367,648	$—	$—	$1,367,648
Health Care Equipment & Services	1,356,876	—	—	1,356,876
Commercial & Professional Services	1,004,771	—	—	1,004,771
Diversified Financials	1,001,764	—	—	1,001,764
Technology Hardware & Equipment	938,593	—	—	938,593
Energy	937,163	—	—	937,163
Materials	837,724	—	—	837,724
Insurance	686,834	—	—	686,834
Software & Services	581,576	—	—	581,576
Telecommunication Services	470,151	—	—	470,151
Transportation	361,757	—	—	361,757
Real Estate	354,133	—	—	354,133
Media	329,836	—	—	329,836
Household & Personal Products	317,883	—	—	317,883
Consumer Durables & Apparel	281,242	—	—	281,242
Food, Beverage & Tobacco	167,140	—	—	167,140

TOTAL COMMON STOCKS	20,461,071	—	—	20,461,071

REPURCHASE AGREEMENT	—	355,950	—	355,950

TOTAL INVESTMENTS	20,461,071	355,950	—	20,817,021

TOTAL	$20,461,071	$355,950	$—	$20,817,021

Artio U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$641,813	$—	$—	$641,813
Software & Services	425,415	—	—	425,415
Commercial & Professional Services	395,367	—	—	395,367
Diversified Financials	394,785	—	—	394,785
Energy	386,143	—	—	386,143
Retailing	375,866	—	—	375,866
Consumer Services	374,648	—	—	374,648
Materials	348,466	—	—	348,466
Health Care Equipment & Services	276,126	—	—	276,126
Semiconductors & Semiconductor Equipment	267,278	—	—	267,278
Real Estate	259,536	—	—	259,536

133

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Insurance	$175,301	$—	$—	$175,301
Capital Goods	167,314	—	—	167,314
Technology Hardware & Equipment	158,955	—	—	158,955
Household & Personal Products	131,058	—	—	131,058
Media	101,501	—	—	101,501
Transportation	92,160	—	—	92,160
Banks	84,254	—	—	84,254
Food & Staples Retailing	50,288	—	—	50,288

TOTAL COMMON STOCKS	5,106,274	—	—	5,106,274

REPURCHASE AGREEMENT	—	68,408	—	68,408

TOTAL INVESTMENTS	5,106,274	68,408	—	5,174,682

TOTAL	$5,106,274	$68,408	$—	$5,174,682

Artio U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$890,815	$—	$—	$890,815
Pharmaceuticals & Biotechnology	826,868	—	—	826,868
Energy	627,932	—	—	627,932
Capital Goods	585,676	—	—	585,676
Health Care Equipment & Services	543,427	—	—	543,427
Retailing	506,733	—	—	506,733
Software & Services	479,107	—	—	479,107
Materials	421,566	—	—	421,566
Technology Hardware & Equipment	373,954	—	—	373,954
Semiconductors & Semiconductor Equipment	370,245	—	—	370,245
Food, Beverage & Tobacco	283,791	—	—	283,791
Consumer Services	256,172	—	—	256,172
Household & Personal Products	229,654	—	—	229,654
Commercial & Professional Services	213,046	—	—	213,046
Banks	187,399	—	—	187,399

134

NOTES TO FINANCIAL STATEMENTS (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Media	$138,480	$—	$—	$138,480
Transportation	107,520	—	—	107,520

TOTAL COMMON STOCKS	7,042,385	—	—	7,042,385

PREFERRED STOCKS
Diversified Financials	8,366	—	—	8,366

REPURCHASE AGREEMENT	—	42,397	—	42,397

TOTAL INVESTMENTS	7,050,751	42,397	—	7,093,148

TOTAL	$7,050,751	$42,397	$—	$7,093,148

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net

135

NOTES TO FINANCIAL STATEMENTS (Continued)

unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contacts: As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is

136

NOTES TO FINANCIAL STATEMENTS (Continued)

due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At January 31, 2010, there was one unfunded commitment which amounted to $1,867,915 and had a market value of $1,752,727.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and

137

NOTES TO FINANCIAL STATEMENTS (Continued)

foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit for broker. The Funds enter into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure or to enhance income.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit for broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The Funds’ maximum risk of loss associated with counterparty credit risk for synthetic futures, is the unrealized gain associated with synthetic futures. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with financial futures contracts and synthetic futures contracts due to counterparty credit risk is the unrealized appreciation for financial futures contracts and synthetic futures contracts.

138

NOTES TO FINANCIAL STATEMENTS (Continued)

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options and/or call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

139

NOTES TO FINANCIAL STATEMENTS (Continued)

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for

140

NOTES TO FINANCIAL STATEMENTS (Continued)

these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below 50% from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on January 31, 2010, is $2,478,836 for which the Global High Income Fund has posted collateral of $4,290,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of U.S. government securities in an amount at least equal to 100% of the fair market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management, (“Artio Global Management” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, the International Equity Fund and the International Equity Fund II, amounted to $118, $1,155,534 and $829,437, respectively, for the period ended January 31, 2010 and is included in securities lending income in the Statement of Operations.

As of January 31, 2010, the value of the securities on loan and the value of the collateral was as follows:

	Fair Market Value of
	Securities on Loan	Value of Collateral
Global Equity Fund	$148,791	$156,258
International Equity Fund	189,683,439	199,356,922
International Equity Fund II	101,373,179	106,578,934

141

NOTES TO FINANCIAL STATEMENTS (Continued)

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

2.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of January 31, 2010:

				Notional
				Current	Net
Expiration				Fair Market	Unrealized
Date	Contracts	Description	Position	Value	(Depreciation)
International Equity Fund
03/10	481	Topix Index Futures	Long	$47,460,645	$(557,945)
International Equity Fund II
03/10	397	Topix Index Futures	Long	39,172,300	(387,419)

b) Written Options:

The Funds did not invest in written options during the period ended January 31, 2010.

142

NOTES TO FINANCIAL STATEMENTS (Continued)

c) Swaps:

The Global High Income Fund had entered into the following swap transactions as of January 31, 2010:

Credit Default Swaps on Credit Indices—Sell Protection (1)

								Net
	Fixed-Deal			Original	Current	Upfront	Fair	Unrealized
	Received	Maturity		Notional	Notional	Premiums	Market	Appreciation/
Reference Obligation	Rate	Date	Counterparty	Amount	Amount (2)	Received	Value (3)	(Depreciation)
CDX.NA.HY - 9 (T)	3.75%	12/20/2012	Credit Suisse	$5,000,000	$4,300,000	$380,208	$(31,390)	$348,818
CDX.NA.HY - 9 (T)	3.75%	12/20/2012	Credit Suisse	2,000,000	1,720,000	216,769	(12,556)	204,213
CDX.NA.HY - 9 (T)	3.75%	12/20/2012	Goldman Sachs	1,000,000	860,000	107,147	(6,278)	100,869
CDX.HY - 10 (T)	5.00%	6/20/2013	Merrill Lynch	5,000,000	4,350,000	156,944	84,825	241,769
CDX.HY - 12 (T)	5.00%	6/20/2014	JP Morgan	30,000,000	28,200,000	2,947,569	(228,420)	2,719,149
CDX.HY - 12 (T)	5.00%	6/20/2014	UBS	27,000,000	25,380,000	3,694,486	(205,578)	3,488,908
CDX.HY - 12 (T)	5.00%	6/20/2014	Deutsche Bank	6,650,000	6,251,000	942,239	(50,633)	891,606
CDX.HY - 13 (T)	5.00%	12/20/2014	Deutsche Bank	46,910,000	46,440,900	1,599,561	(1,342,142)	257,419
CDX.HY - 13 (T)	5.00%	12/20/2014	Goldman Sachs	24,000,000	23,760,000	148,500	(686,664)	(538,164)

				$147,560,000		$10,193,423	$(2,478,836)	$7,714,587

(T)–The Fund entered into this contract for speculative purposes.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset- backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

d) Quantitative Disclosure of Derivative Holdings: A Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of

143

NOTES TO FINANCIAL STATEMENTS (Continued)

underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. At the period ended January 31, 2010, derivative summary tables for each Fund are as follows:

Global Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$46,329	$—	$—	$—	$—	$46,329

Total Value			$46,329					$46,329

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$63,272	$—	$—	$—	$—	$63,272

Total Value			$63,272					$63,272

Number of Contracts, Notional Amounts, Fair Market Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	70,071	—	—	70,071
Forward Contracts	—	149,693	—	—	—	—	149,693

(1)	Volume of derivative activity is based on an average of month-end shares, fair market value, contracts or notional amounts outstanding during the period.

144

NOTES TO FINANCIAL STATEMENTS (Continued)

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments in securities	$—	$—	$—	$69,631	$—	$—	$69,631
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	64,541,060	—	—	—	—	64,541,060

Total Value			$64,541,060		$69,631			$64,610,691

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$12,125,383	$—	$—	$—	$—	$12,125,383
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements...	—	—	—	557,945	—	—	557,945

Total Value			$12,125,383		$557,945			$12,683,328

Number of Contracts, Notional Amounts, Fair Market Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	7,943,002	—	—	7,943,002
Futures Contracts — Long	—	—	—	59,607,469	—	—	59,607,469
Forward Contracts	—	(361,126,985)	—	—	—	—	(361,126,985)

(1)	Volume of derivative activity is based on an average of month-end shares, fair market value, contracts or notional amounts outstanding during the period.

145

NOTES TO FINANCIAL STATEMENTS (Continued)

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments in securities	$—	$—	$—	$50,336	$—	$—	$50,336
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	54,420,157	—	—	—	—	54,420,157

Total Value			$54,420,157		$50,336			$54,470,493

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$7,690,141	$—	$—	$—	$—	$7,690,141
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements...	—	—	—	387,419	—	—	387,419

Total Value			$7,690,141		$387,419			$8,077,560

Number of Contracts, Notional Amounts, Fair Market Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	7,024,697	—	—	7,024,697
Futures Contracts — Long	—	—	—	50,282,669	—	—	50,282,669
Forward Contracts	—	(350,572,791)	—	—	—	—	(350,572,791)

(1)	Volume of derivative activity is based on an average of month-end shares, fair market value, contracts or notional amounts outstanding during the period.

146

NOTES TO FINANCIAL STATEMENTS (Continued)

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$3,923,696	$—	$—	$—	$—	$3,923,696

Total Value			$3,923,696					$3,923,696

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$3,117,691	$—	$—	$—	$—	$3,117,691

Total Value			$3,117,691					$3,117,691

Number of Contracts, Notional Amounts, Fair Market Value or Shares/Units (1)

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	—	8,961,765	—	—	—	—	8,961,765

(1)	Volume of derivative activity is based on an average of month-end shares, fair market value, contracts or notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Warrants	Investments in securities	$—	$—	$—	$1,272,804	$—	$—	$1,272,804
Swaps Contracts	Open swap agreements, at fair market value	—	—	84,825	—	—	—	84,825

147

NOTES TO FINANCIAL STATEMENTS (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$13,473,473	$—	$—	$—	$—	$13,473,473

Total Value			$13,473,473	$84,825	$1,272,804			$14,831,102

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair market value	$—	$—	$2,563,661	$—	$—	$—	$2,563,661
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	1,030,956	—	—	—	—	1,030,956

Total Value			$1,030,956	$2,563,661				$3,594,617

Number of Contracts, Notional Amounts, Fair Market Value or Shares/Units (1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Warrants	—	—	—	6,007	—	—	6,007
Swaps Contracts	—	—	106,975,328	—	—	—	106,975,328
Forward Contracts	—	(175,730,866)	—	—	—	—	(175,730,866)

(1)	Volume of derivative activity is based on an average of month-end shares, fair market value, contracts or notional amounts outstanding during the period.

148

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Net Unrealized Tax Appreciation/Depreciation

At January 31, 2010, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$74,414,083	$6,492,032	$(3,076,899)	$3,415,133
International Equity Fund	9,651,700,870	1,264,899,927	(954,346,643)	310,553,284
International Equity Fund II	8,282,306,909	733,919,301	(381,644,178)	352,275,123
Total Return Bond Fund	1,680,298,360	60,230,902	(4,892,799)	55,338,103
Global High Income Fund	2,167,018,520	181,803,243	(14,438,388)	167,364,855
U.S. Microcap Fund	7,785,824	801,154	(591,301)	209,853
U.S. Smallcap Fund	20,320,787	1,587,051	(1,090,817)	496,234
U.S. Midcap Fund	4,596,461	714,406	(136,185)	578,221
U.S. Multicap Fund	6,494,431	704,829	(106,112)	598,717

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended
January 31, 2010, is set forth below:

	Shares Held				Fair Market Value
	January 31,	Purchases	Sales	Dividend	January 31,
Affiliate	2010	(Cost)	(Proceeds)	Income	2010
International Equity Fund
Bank of Georgia Sponsored GDR	2,466,387	$—	$—	$—	$25,380,812
Cemacon SA	14,619,597	—	—	—	399,777
Chelindbank OJSC	53,536,950	—	—	—	7,495,173
Chimimport AD	10,693,367	—	—	—	21,278,820
Chimimport AD Preferred	6,416,021	—	—	—	12,767,293
Clear Media	30,866,602	—	—	—	17,908,074
Davento PLC GDR	5,006,914	—	—	—	1,739,841
Dragon-Ukrainian Properties & Development	11,770,906	—	—	—	13,449,861
DZI Insurance	354,861	—	—	—	5,177,702
Impact Developer & Contractor	16,912,495	—	—	—	4,355,419

149

NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares Held				Fair Market Value
	January 31,	Purchases	Sales	Dividend	January 31,
Affiliate	2010	(Cost)	(Proceeds)	Income	2010
LEV INS	2,276,550	$—	$—	$—	$3,623,615
Marseille-Kliniken AG	719,778	—	12,211	—	4,802,335
Nax Norsic Access Buyout Fund	1,485,000	—	—	—	5,354,730
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	15,794,706
Siderurgica Venezolana Sivensa SACA	2,847,910	—	—	5,168,996	6,806,058
Sparki Eltos Lovetch	1,425,011	—	—	—	2,228,004
Tigar ad Pirot	123,132	—	—	—	1,288,621
Toza Markovic ad Kikinda	78,160	—	—	—	2,732,095
Ukrinbank	1,153,346,022	—	—	—	1,439,883
Zambeef Products	9,363,990	—	—	—	7,999,904

					$162,022,723

5.	Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to January 31, 2010. Adjustments or additional disclosures, if any, have been included in these financial statements.

150

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(d)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artio Global Investment Funds

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)

Date:	March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)

Date:	March 31, 2010

By:	/s/ Timothy Clemens

Timothy Clemens
Chief Financial Officer (Principal
Financial Officer)

Date:	March 31, 2010